UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen All-American Municipal Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.7%

	MUNICIPAL BONDS – 98.7%

	Alabama – 0.8%

$6,165	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	$5,960,569

2,750	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	2,776,235

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
5,165	5.250%, 1/01/15	7/14 at 100.00	BBB	5,189,224
1,000	5.500%, 1/01/21 – AGM Insured	7/14 at 100.00	AA–	1,000,860
1,000	5.500%, 1/01/22	7/14 at 100.00	BBB	999,950

2,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34 (Pre-refunded 12/01/17)	12/17 at 100.00	Aaa	2,340,380
18,080	Total Alabama			18,267,218

	Alaska – 0.1%

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	B2	1,538,920

	Arizona – 3.1%

140	Arizona Board of Regents, Certificates of Participation, Northern Arizona University Research Projects, Series 2005, 5.000%, 9/01/23 (Pre-refunded 9/01/15) – AMBAC Insured	9/15 at 100.00	A (4)	150,381

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23	9/18 at 100.00	A+	545,995

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA–	208,130

250	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/17 – SYNCORA GTY Insured	7/16 at 100.00	BBB+	269,850

6,630	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.250%, 7/01/22 – AMBAC Insured	7/17 at 100.00	Aa3	7,413,136

500	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA	569,585

3,430	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB+	3,439,261

595	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A–	619,324

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2004B, 5.250%, 8/01/26	8/14 at 100.00	A1	764,295

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 4.500%, 8/01/25 – NPFG Insured	8/16 at 100.00	AA–	787,230

500	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A	509,705

Nuveen Investments	1

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	$287,277

310	Peoria Municipal Development Authority, Arizona, Revenue Bonds, Series 2006, 5.000%, 7/01/15	No Opt. Call	AA+	330,237

465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	AA	497,862

4,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+	4,213,880

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+	953,370

1,000	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47	7/21 at 100.00	BB	982,080

	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	1,900,833
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	6,750,720

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,885	6.000%, 7/01/33	7/20 at 102.00	BB+	1,763,342
2,000	6.000%, 7/01/43	7/20 at 102.00	BB+	1,794,380

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BBB–	810,992

730	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	Aa2	790,897

270	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	Aa2 (4)	310,165

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41	7/21 at 100.00	A	3,904,700

1,000	Pinal County Unified School District 1 Florence, Arizona, General Obligation Bonds, Series 2007A, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	A	1,083,420

300	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/20	7/14 at 100.00	A3	301,401

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A–	1,073,730
3,250	5.000%, 12/01/32	No Opt. Call	A–	3,337,913
7,000	5.000%, 12/01/37	No Opt. Call	A–	7,087,430

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2	1,058,490

500	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2005C, 4.550%, 7/01/21 – AMBAC Insured	7/17 at 100.00	AAA	553,405

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AAA	4,909,138

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,667,959
430	6.000%, 12/01/32	12/21 at 100.00	N/R	433,698
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,111,748

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$450	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Refunding Series 2004, 5.000%, 7/01/24	7/14 at 100.00	BBB+	$453,119

125	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/16	7/15 at 100.00	BBB+	131,233

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39	7/21 at 100.00	BBB+	1,051,170

942	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R	945,401

400	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	A–	408,020
63,717	Total Arizona			67,174,902

	Arkansas – 0.1%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB	530,260
1,000	6.000%, 6/01/40	6/20 at 100.00	BBB	1,058,920
1,500	Total Arkansas			1,589,180

	California – 10.9%

2,400	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	1,946,664

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.980%, 4/01/34 (IF)	4/18 at 100.00	AA	1,305,800

	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC:
10	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	10,406
55	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	57,233
935	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	972,961

2,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA	2,312,680

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2	1,048,130

1,065	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	Baa3	1,006,681

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	5,703,279

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,270,586

3,450	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	3,593,175

14,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	A–	14,964,000

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A2	1,182,430

Nuveen Investments	3

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A2	$1,113,890

600	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	631,650

1,650	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 (Pre-refunded 5/01/15) – AMBAC Insured	5/15 at 100.00	Aa2 (4)	1,749,512

4,500	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	4,629,825

700	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.955%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA–	1,003,548

8,475	California State, General Obligation Bonds, Various Purpose Series 2008, 5.000%, 4/01/38	4/18 at 100.00	A1	8,904,767

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	A1	1,565,270

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,828,586

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.638%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,707,741

850	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31	7/17 at 100.00	A	921,094

1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	961,640

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.250%, 7/01/30	7/15 at 100.00	BBB–	829,876
5,300	5.250%, 7/01/35	7/15 at 100.00	BBB–	5,301,166
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB–	1,861,280

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,109,450

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,185,681

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,185,681

675	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 19.086%, 11/15/46 (IF)	11/16 at 100.00	AA–	705,267

500	Chino Hill, California, Community Facilities District 10 Special Tax Bonds, Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA–	522,340

3,805	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	3,016,262

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	468,396

1,960	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007, 5.250%, 9/01/37	9/15 at 102.00	N/R	1,893,086

510	Etiwanda School District, California, Coyote Canyon Community Facilities District 2004-1 Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32	9/19 at 100.00	N/R	531,716

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A	1,417,506

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
$6,000	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A2	$6,012,240
1,300	5.000%, 6/01/35 – AGC Insured	6/15 at 100.00	AA	1,304,147

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,880	4.500%, 6/01/27	6/17 at 100.00	B	5,063,327
3,480	5.000%, 6/01/33	6/17 at 100.00	B	2,673,719
8,740	5.750%, 6/01/47	6/17 at 100.00	B	6,918,759

1,000	Jurupa Public Financing Authority, California, Superior Lien Revenue Bonds, Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA–	1,032,490

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	Aa2	1,376,971

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,646,070

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – AGM Insured	12/14 at 100.00	AA–	6,180,060

1,000	Los Angeles Department of Harbors, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39	8/19 at 100.00	AA	1,112,820

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	592,770

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	3,098,430

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AAA	1,128,040

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,097,910

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	3,590,832
2,500	6.500%, 11/01/39	No Opt. Call	A	3,060,325

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	4/14 at 100.00	A (4)	15,811,125

1,310	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	4/14 at 100.00	BB	1,336,200

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	1,748,021

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Baa3	3,102,930

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,852,529

3,775	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/23	No Opt. Call	Aa2	2,657,336

5,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/41	No Opt. Call	Aa2	1,180,050

Nuveen Investments	5

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured	8/36 at 100.00	AA–	$8,557,200

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	4,297,520

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA	2,666,825

920	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	927,314

8,965	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 (Pre-refunded 5/01/15)	5/15 at 100.00	Aa2 (4)	9,505,679

1,035	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30	5/15 at 100.00	AA+	1,073,626

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 (Pre-refunded 9/01/14) – NPFG Insured	9/14 at 100.00	A+ (4)	1,542,270

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,235,400

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	745,502

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
8,390	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	A	4,783,139
51,000	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	A	17,948,430

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	A	7,544,796

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA (4)	3,698,435

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31	2/21 at 100.00	A	518,870

2,050	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	AA–	2,156,149

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,657,520

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	587,100

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA–	962,725

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA–	210,990

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	984,520

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA–	4,020,800

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA–	1,562,055

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
$2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA–	$1,410,759
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA–	699,311
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA–	1,364,312
286,855	Total California			239,657,603

	Colorado – 4.5%

1,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	524,020

	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007:
500	4.800%, 12/01/17	No Opt. Call	N/R	488,065
905	5.000%, 12/01/26	12/17 at 100.00	N/R	769,684

1,075	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	1,071,958

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005:
1,245	5.125%, 9/15/25 – SYNCORA GTY Insured	9/15 at 100.00	A	1,265,978
2,140	5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A	2,160,223

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,926,604

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,130,136

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	BBB	998,340

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Lincoln Academy Charter School Project, Series 2013, 5.000%, 3/01/43	3/23 at 100.00	A	938,130

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	BBB	2,504,825

945	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	944,603

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AA–	3,190,350

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	8/19 at 100.00	N/R	1,536,525

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,370	7.000%, 6/01/42	6/22 at 100.00	N/R	1,370,671
1,375	7.125%, 6/01/47	6/22 at 100.00	N/R	1,384,584

12,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	12,012,625

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	A–	754,573

Nuveen Investments	7

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA–	$104,722

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	3,301,020

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	BBB	1,154,439

2,610	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	A–	2,633,725

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,760,750

900	Commerce City Northern Infrastructure General Improvement District, Colorado, General Obligation Bonds, Series 2013, 4.000%, 12/01/38 – AGM Insured	12/22 at 100.00	AA–	840,096

540	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	542,344

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,001,460

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB	2,046,411

605	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	574,405

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	1,986,992

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	5,128,550

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	7,135,559

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	8,718
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	158,063
15,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	5,574,000
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	6,874
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	8,021

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	4,990,098

2,145	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,227,239

775	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	783,579

2,025	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 – AGC Insured	12/19 at 100.00	AA–	2,241,250

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30	12/22 at 100.00	N/R	3,960,257

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
$2,140	6.250%, 11/15/28	No Opt. Call	A	$2,485,524
3,010	6.500%, 11/15/38	No Opt. Call	A	3,657,030

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	Baa3	1,083,507
4,265	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,419,222

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	844,487

20	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	Aa2	21,079
115,505	Total Colorado			97,651,315

	Connecticut – 0.2%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	Baa1	1,050,610

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Tender Option Bond Trust 1080, 18.438%, 7/01/15 (IF) (5)	No Opt. Call	AAA	1,329,280

933	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	1,019,079

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	1,844,478
4,733	Total Connecticut			5,243,447

	Delaware – 0.4%

1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	988,670

5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	5,971,750

1,140	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington Housing Authority-Lincoln Towers Project, Series 2011, 5.750%, 7/15/16	7/14 at 100.00	N/R	1,140,581
7,140	Total Delaware			8,101,001

	District of Columbia – 0.2%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	7/14 at 100.00	A+	4,382,329

1,000	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	989,060
5,365	Total District of Columbia			5,371,389

	Florida – 8.5%

1,200	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/28	11/23 at 100.00	BBB	1,228,848

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	1,258,013

1,000	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 – NPFG Insured	6/22 at 100.00	B	904,750

Nuveen Investments	9

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$520	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	$414,274

	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005:
500	5.000%, 4/01/34	4/16 at 100.00	A–	502,105
750	5.000%, 4/01/36	4/16 at 100.00	A–	752,235

855	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	940,509

5,500	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	5,700,695

1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,095,930

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured	12/19 at 100.00	AA–	1,061,470

3,080	Collier County, Florida, Gas Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/20	No Opt. Call	AA–	3,543,602

1,325	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/14 at 100.00	N/R	1,325,053

4,710	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	A+	5,414,428

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,001,410

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	972,280

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,000	5.500%, 6/15/22	No Opt. Call	N/R	968,030
500	6.000%, 6/15/32	No Opt. Call	N/R	454,940
1,100	6.125%, 6/15/43	No Opt. Call	N/R	967,076

2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,013,360

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB	2,952,026

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Baa1	7,107,904

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A1	1,296,902
1,000	5.000%, 12/01/31	12/22 at 100.00	A1	1,066,460
1,400	5.000%, 12/01/32	12/22 at 100.00	A1	1,483,454
3,000	5.000%, 12/01/37	12/22 at 100.00	A1	3,133,740

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/14 at 100.00	N/R	1,000,190

295	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14 (ETM)	No Opt. Call	Aaa	303,835

195	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984, 10.000%, 7/01/14 (ETM)	No Opt. Call	Aaa	202,993

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
$2,250	5.250%, 6/01/26	6/16 at 100.00	A–	$2,283,728
375	5.000%, 6/01/38	6/16 at 100.00	A–	358,211

1,900	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	A	2,175,671

1,005	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	Aa2	1,040,175

945	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	981,562

975	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A+	1,004,796

970	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2004A, 6.100%, 5/01/23	5/14 at 101.00	N/R	971,969

1,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	981,120

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB	863,993
1,375	5.750%, 6/15/42	6/22 at 100.00	BB	1,355,970

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/14) – FGIC Insured	10/14 at 100.00	Aa3 (4)	2,379,152

690	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	A–	699,432

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	863,539
8,000	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	7,393,840

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	Baa2	2,023,980

	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2013B:
4,490	5.000%, 2/01/29	2/23 at 100.00	A1	4,786,385
3,670	5.000%, 2/01/30	2/23 at 100.00	A1	3,889,576

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
1,825	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	2,083,621
5,000	5.000%, 10/01/23 (Alternative Minimum Tax)	No Opt. Call	A	5,465,350

7,020	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2004A, 5.000%, 10/01/30 – FGIC Insured (Alternative Minimum Tax)	10/14 at 100.00	A	7,040,779

1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	1,678,515

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA–	2,240,660

10,000	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 – AGM Insured	7/15 at 100.00	AA	10,403,400

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGC Insured (UB) (5)	6/19 at 100.00	AA–	1,090,835

Nuveen Investments	11

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	Aa3	$22,826,351

1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	974,710

3,370	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	3,397,870

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–	533,198
625	5.000%, 6/01/32	6/21 at 100.00	A–	628,769
750	5.000%, 6/01/36	6/21 at 100.00	A–	748,950
750	5.125%, 6/01/42	6/21 at 100.00	A–	751,080

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
295	5.000%, 1/01/21 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R (4)	307,918
275	5.000%, 1/01/22 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R (4)	287,042

2,510	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.413%, 10/01/42 (IF) (5)	4/22 at 100.00	A	2,111,287

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	4/14 at 100.00	N/R (4)	175,802

500	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2009A-1, 5.250%, 10/01/39	4/19 at 100.00	AA	544,480

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
20	5.500%, 12/01/21	6/14 at 100.00	BBB–	20,038
1,000	5.625%, 12/01/31	6/14 at 100.00	BBB–	1,000,730

2,690	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Retirement Life, Series 2006A, 4.500%, 11/15/36	11/16 at 100.00	A–	2,487,443

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 – FGIC Insured	8/17 at 100.00	AA–	2,722,381

1,500	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AA+	1,482,375

1,880	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	A1	1,856,274

2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	A	2,040,480

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	A1 (4)	700,635

2,870	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	2,960,233

	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	A–	1,152,397
1,565	5.625%, 8/01/34	8/14 at 101.00	A–	1,584,375

965	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	974,554

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	$562,542

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA+	1,075,240

2,820	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA	2,980,853

2,095	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	6/14 at 100.00	Baa1	2,103,946

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	36,629

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	121,364

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	173,907

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	93,314

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	14,928

125	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	104,100

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
95	5.250%, 5/01/39	5/17 at 100.00	N/R	85,694
305	6.650%, 5/01/40	5/17 at 100.00	N/R	305,012

2,950	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	BB	2,814,595

705	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	396,224

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	251,648

1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,502,025

2,000	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series 2003A, 5.000%, 11/01/32 – NPFG Insured	11/14 at 100.00	A	1,962,860

485	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	443,557

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
525	6.000%, 5/01/23	5/14 at 100.00	N/R	525,793
3,750	6.125%, 5/01/35	5/14 at 100.00	N/R	3,752,100
183,575	Total Florida			186,698,481

Nuveen Investments	13

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia – 2.7%

$2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	Aa2	$2,097,180

1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.500%, 11/01/35	11/23 at 100.00	A–	892,030

715	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	836,264

1,550	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	A2	1,885,591

140	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	147,951

500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	A–	524,520

495	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	496,757

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–	7,351,960

1,000	Augusta, Georgia, Airport Revenue Bonds, General Series 2005C, 5.450%, 1/01/31 (Alternative Minimum Tax)	1/15 at 100.00	Baa2	1,004,470

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University Foundations, Student Housing Subordinate Lien Series 2004C, 5.250%, 7/15/24 (Pre-refunded 7/15/14) – NPFG Insured	7/14 at 100.00	A3 (4)	5,069,857

4,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	4,084,640

3,300	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	3,306,963

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	10,837,400

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3	1,264,625
2,490	5.250%, 5/01/23 – NPFG Insured	5/14 at 100.00	Aa3	2,518,237
2,440	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	2,462,594

	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A:
1,500	6.125%, 2/15/26	2/14 at 101.00	N/R	1,510,635
4,080	6.125%, 2/15/34	2/14 at 101.00	N/R	4,034,671

1,080	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,249,592

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured	12/20 at 100.00	AA–	1,074,850

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
955	5.000%, 3/15/22	No Opt. Call	A+	1,077,431
1,000	5.500%, 9/15/28	No Opt. Call	A	1,100,700

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,691,410

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – SYNCORA GTY Insured	7/15 at 100.00	A2	$1,011,340

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 – AGC Insured	6/19 at 100.00	AA–	1,029,580
56,040	Total Georgia			58,561,248

	Guam – 0.3%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,051,895

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,042,360

880	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	893,904

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,685,493
5,510	Total Guam			5,673,652

	Hawaii – 0.2%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A2	1,563,720

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB+	1,013,910

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
1,000	8.750%, 11/15/29	11/19 at 100.00	N/R	1,125,070
1,250	9.000%, 11/15/44	11/19 at 100.00	N/R	1,401,763
4,750	Total Hawaii			5,104,463

	Idaho – 0.2%

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
1,000	6.000%, 12/01/23	12/18 at 100.00	Aa2	1,169,050
760	6.250%, 12/01/33	12/18 at 100.00	Aa2	868,087

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa3	1,089,650
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa3	1,160,477
3,825	Total Idaho			4,287,264

	Illinois – 9.6%

2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA–	2,094,600

974	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	920,917

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	A	1,537,997
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	A	1,721,569

Nuveen Investments	15

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Series 2008C, 5.000%, 12/01/20	12/18 at 100.00	A+	$2,161,320

3,335	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.746%, 6/01/14 (IF)	No Opt. Call	AAA	4,048,490

2,000	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,062,660

2,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/14 at 100.00	AA+	2,000,980

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	A	3,050,059

15,000	Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series 2012-2, 4.000%, 11/01/37	11/22 at 100.00	AA	13,203,000

	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 100.00	AA	280,460
750	0.000%, 2/01/36	2/21 at 100.00	AA	195,375

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	4,639,223

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	1,972,080

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,695,025

1,375	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,388,585

	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010:
900	6.125%, 5/15/27	5/15 at 100.00	BBB–	910,791
2,000	6.125%, 5/15/27	5/20 at 100.00	BBB–	2,104,140

9,300	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	12/16 at 100.00	BBB+	8,579,529

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	1,113,160

500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	521,700

775	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2, 6.375%, 5/15/17	5/14 at 100.00	N/R	775,736

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,294,758

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	1,014,310

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,255,902

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
4,000	4.000%, 5/15/33	5/22 at 100.00	Baa1	3,389,240
4,865	4.250%, 5/15/43	5/22 at 100.00	Baa1	3,894,919

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	$2,266,140

2,545	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	2,780,998

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	521,690

1,520	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,575,222

2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,538,957

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	A–	941,979
3,000	6.500%, 7/01/34	7/18 at 100.00	A–	3,209,280

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30	11/18 at 100.00	A+	4,358,997

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C:
1,335	6.625%, 11/01/39	5/19 at 100.00	A+	1,490,661
1,665	6.625%, 11/01/39 (UB) (5)	5/19 at 100.00	A+	1,859,139

6,255	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	6,578,008

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	9,839,250

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA–	976,634

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,379,920

1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,516,032

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	1,586,370

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	2,355,405

3,485	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	3,552,051

3,915	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	3,768,266

255	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	AA	256,935

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (5)	4/16 at 100.00	AA+	4,012,240

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	A–	5,969,328
5,910	5.000%, 3/01/26	3/22 at 100.00	A–	6,323,877
500	5.000%, 3/01/27	3/22 at 100.00	A–	527,820

Nuveen Investments	17

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, Series 2013:
$1,390	5.250%, 7/01/28	7/23 at 100.00	A–	$1,486,313
1,800	5.500%, 7/01/38	7/23 at 100.00	A–	1,878,534

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AAA	5,397,450

960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	544,858

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CCC–	2,113,350

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36	1/16 at 100.00	D	610,940

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	N/R	1,260,542

2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012A, 5.000%, 6/15/42 – NPFG Insured (Alternative Minimum Tax)	6/22 at 100.00	AAA	2,550,425

13,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	2,202,330

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA	3,058,700

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–	6,003,101

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	842,634

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A	4,500,380
3,000	6.250%, 6/01/24	6/16 at 100.00	A–	3,232,710

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,532,685

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	1,024,320

	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2013A:
10,000	4.000%, 4/01/30	4/23 at 100.00	AA–	9,806,800
5,000	4.000%, 4/01/32	4/23 at 100.00	AA–	4,754,400

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A	7,728,450
227,519	Total Illinois			210,540,646

	Indiana – 3.8%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/14 at 100.00	BB+	352,988

	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
1,000	5.125%, 8/01/29	8/16 at 100.00	A3	1,031,320
500	5.250%, 8/01/36	8/16 at 100.00	A3	512,695

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24 (Pre-refunded 7/15/14)	7/14 at 100.00	Aa2 (4)	$1,265,220

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
3,325	5.250%, 10/15/18	No Opt. Call	A	3,785,912
5,215	5.250%, 10/15/20	No Opt. Call	A	5,989,584

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
3,420	7.000%, 7/01/33	7/23 at 100.00	BB	3,502,525
6,465	7.250%, 7/01/43	7/23 at 100.00	BB	6,594,623

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
2,280	7.000%, 7/01/33	7/23 at 100.00	BB	2,335,016
5,240	7.250%, 7/01/43	7/23 at 100.00	BB	5,345,062

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BB–	1,414,112

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30	3/20 at 100.00	A–	1,023,280

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,042,570

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	8,777,880

5,115	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	4,804,008

2,830	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	2,934,427

4,030	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –NPFG Insured	1/17 at 100.00	A+	4,130,750

500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	553,740

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA–	3,724,875

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	A	3,314,190

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	A3	1,619,505
1,400	5.000%, 4/01/27	4/22 at 100.00	A3	1,468,292
1,560	5.000%, 4/01/29	4/22 at 100.00	A3	1,613,804

700	Lafayette, Indiana, Sewage Works Refunding Revenue Bonds, Series 2013, 5.000%, 1/01/23	No Opt. Call	AA–	815,654

	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006:
1,000	5.000%, 7/15/23	7/16 at 100.00	A	1,025,030
775	5.000%, 1/15/27	7/16 at 100.00	A	782,820

6,380	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	6,690,834

Nuveen Investments	19

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41	9/21 at 100.00	N/R	$5,550,350
80,825	Total Indiana			84,001,066

	Iowa – 1.0%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2	2,339,292

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 – AGC Insured	8/19 at 100.00	Aa3	542,840

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,527,980

6,850	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	5,938,402

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
1,000	4.000%, 9/01/28	9/23 at 100.00	BB	828,760
2,165	5.000%, 9/01/33	9/23 at 100.00	BB	1,940,403
5,000	5.000%, 9/01/43	9/23 at 100.00	BB	4,244,500

4,130	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	4,297,182

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	1,045,780
24,410	Total Iowa			22,705,139

	Kansas – 1.0%

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22	9/18 at 100.00	AAA	568,845

4,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	AA	5,023,101

6,000	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40 (UB) (5)	1/20 at 100.00	AA–	6,140,040

3,135	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – NPFG Insured	5/15 at 100.00	AA	3,240,681

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	1,969,360

2,525	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	2,528,283

1,200	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,278,540

1,270	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/28	9/22 at 100.00	A+	1,385,062
21,170	Total Kansas			22,133,912

	Kentucky – 0.8%

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25	6/20 at 100.00	BBB+	2,712,175
2,000	6.000%, 6/01/30	6/20 at 100.00	BBB+	2,128,460

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	A+	$1,665,360

2,840	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Tender Option Bond Trust 1068, 17.392%, 8/15/42 (IF) (5)	8/21 at 100.00	A+	2,896,374

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,698,603

1,000	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A3	1,069,760

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	5,508,200
16,245	Total Kentucky			17,678,932

	Louisiana – 2.7%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 100.00	A+ (4)	3,135,817

3,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–	3,882,873

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB	1,068,400

5,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A, 6.750%, 12/15/37 (6)	12/17 at 100.00	N/R	2,746,900

27,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	26,048,256

2,400	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A (4)	2,448,648

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,083,630

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,169,680

1,130	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA–	1,227,395

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1	1,512,930

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	10,182,400

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1	3,010,080
61,555	Total Louisiana			58,517,009

	Maine – 0.7%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	2,111,860
10,390	6.750%, 7/01/41	7/21 at 100.00	BBB–	10,913,656

Nuveen Investments	21

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine (continued)

$1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	$1,726,389

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	491,694
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,062,070
15,515	Total Maine			16,305,669

	Maryland – 0.2%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	1,024,569
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	BB+	1,688,575

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/20 at 100.00	BBB–	1,005,940
3,800	Total Maryland			3,719,084

	Massachusetts – 1.4%

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	4,430,475

6,750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	6,162,818

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB–	1,039,792

1,000	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009A, 7.875%, 6/01/44 (6), (7)	6/19 at 100.00	N/R	40,789

260	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009B-2, 6.250%, 6/01/14 (6), (7)	No Opt. Call	N/R	10,605

685	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23	1/20 at 100.00	AA	718,538

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 3627, 13.956%, 7/01/29 (IF)	7/19 at 100.00	AA	7,495,992

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	12,267

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	473,115

4,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	4,772,586

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/14 at 100.00	N/R	1,259,874
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/14 at 100.00	N/R	661,717

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2989, 13.494%, 8/01/38 (IF)	8/19 at 100.00	AAA	2,959,309
34,790	Total Massachusetts			30,037,877

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 2.6%

$12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	$8,868,850

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – NPFG Insured	5/15 at 100.00	Aa2	8,906,938

5,595	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	5,130,000

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA–	849,000

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA–	8,084,122

3,040	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	A–	3,326,885

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA	524,155

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011:
685	6.000%, 10/01/21	No Opt. Call	BB+	705,701
435	7.000%, 10/01/31	10/21 at 100.00	BB+	451,369
1,000	7.000%, 10/01/36	10/21 at 100.00	BB+	1,026,060

915	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–	941,196

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,587,386

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,257,825

1,370	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	1,261,592

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa3	803,625
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa3	2,125,520

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29	11/19 at 100.00	A2	523,680
1,480	5.750%, 11/15/39	11/19 at 100.00	A2	1,526,827

1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	Aa2	1,667,978

375	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)	12/16 at 100.00	Aa2 (4)	421,808

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29	9/18 at 100.00	A1	7,268,013
58,260	Total Michigan			57,258,530

	Minnesota – 1.3%

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–	1,002,380

Nuveen Investments	23

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	$1,003,860

	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23	11/18 at 100.00	A	3,511,230
3,000	6.625%, 11/15/28	11/18 at 100.00	A	3,524,010

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,055,920

95	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	5/14 at 100.00	A	95,390

2,995	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 6.200%, 12/01/22	6/14 at 100.00	N/R	2,997,186

1,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.250%, 9/01/34	9/14 at 100.00	A–	1,002,910

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
4,500	6.000%, 11/15/25	11/15 at 100.00	BBB–	4,644,315
4,000	6.000%, 11/15/30	11/15 at 100.00	BBB–	4,090,640
2,000	6.000%, 11/15/35	11/15 at 100.00	BBB–	2,039,480

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,298,822
27,830	Total Minnesota			29,266,143

	Mississippi – 0.3%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA–	5,549,600

	Missouri – 1.4%

3,185	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA–	3,614,720

2,540	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	BBB+	2,540,406

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,615,261

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+	1,317,038

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 3604, 14.021%, 5/15/17 (IF)	No Opt. Call	AAA	5,550,930

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA–	2,054,750
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA–	2,709,280
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA–	2,258,875
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA–	2,396,240
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA–	1,936,860
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA–	609,800

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,729	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	2/14 at 100.00	N/R	$1,537,531

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	7/14 at 100.00	N/R	1,001,014
50,316	Total Missouri			30,142,705

	Montana – 0.1%

2,500	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A, 6.125%, 5/15/36	5/16 at 100.00	N/R	2,502,225

	Nebraska – 0.4%

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,010,920

1,320	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/32	4/22 at 100.00	A	1,399,319

2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20	1/18 at 100.00	A1	3,111,955
8,070	Total Nebraska			8,522,194

	Nevada – 0.8%

90	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Senior Lien Series 2006A, 4.750%, 9/01/36 – FGIC Insured (Alternative Minimum Tax)	9/16 at 100.00	A	86,266

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	A+	2,113,560

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	A+	2,034,200

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	4/14 at 100.00	BBB	2,100,105

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23	6/19 at 100.00	BBB–	2,225,900
1,500	8.000%, 6/15/30	6/19 at 100.00	BBB–	1,634,445

2,500	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,624,175

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
160	4.000%, 6/01/19	No Opt. Call	N/R	159,187
135	4.000%, 6/01/20	No Opt. Call	N/R	132,702
990	4.000%, 6/01/21	No Opt. Call	N/R	958,597
445	5.000%, 6/01/23	No Opt. Call	N/R	452,676
200	4.250%, 6/01/24	6/23 at 103.00	N/R	189,080

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
995	6.500%, 9/01/20	9/18 at 100.00	N/R	1,060,013
1,900	6.750%, 9/01/27	9/18 at 100.00	N/R	1,928,177

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	431,103
17,425	Total Nevada			18,130,186

Nuveen Investments	25

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.5%

$3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	A–	$3,598,420

800	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.875%, 7/01/34 (Pre-refunded 7/01/15)	7/15 at 100.00	N/R (4)	863,176

1,250	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group Issue, Series 2004, 5.375%, 7/01/24	7/14 at 100.00	A	1,260,375

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 14.315%, 6/01/39 (IF) (5)	6/19 at 100.00	AA+	4,413,464
8,855	Total New Hampshire			10,135,435

	New Jersey – 2.6%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB	4,637,859

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa3	1,672,595

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,806,684
1,775	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,805,193

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/14 at 100.00	B	975,850
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	1,596,441

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	893,567

2,015	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 6.250%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	2,497,794

600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	789,792

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 20.060%, 6/01/30 (IF) (5)	6/19 at 100.00	AA	1,727,864

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A:
2,185	5.250%, 12/15/20	No Opt. Call	A+	2,595,146
7,000	5.500%, 12/15/23	No Opt. Call	A+	8,334,200

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 12/15/19	No Opt. Call	A+	8,221,780

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA–	3,110,760
3,315	5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	3,427,776
3,175	5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA–	3,744,786

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	A3	1,103,030

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$3,470	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A	$3,959,270

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA–	2,352,740

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
805	4.625%, 6/01/26	6/17 at 100.00	B1	698,627
2,000	4.750%, 6/01/34	6/17 at 100.00	B2	1,478,560
51,780	Total New Jersey			57,430,314

	New Mexico – 0.4%

4,790	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006, 4.650%, 11/01/29 – CIFG Insured	11/16 at 100.00	BBB+	4,603,861

1,415	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/32	7/22 at 100.00	BBB–	1,288,598

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB–	3,068,100

825	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	819,341
10,030	Total New Mexico			9,779,900

	New York – 3.0%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,177,627
7,745	6.375%, 7/15/43	1/20 at 100.00	BBB–	8,316,271

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	A	1,949,560

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA–	5,283,715

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,741,207

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.623%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,317,400
2,335	13.612%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,705,214

400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	432,864

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	4,023,006

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	3,410,910

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	1,040,300
1,980	5.000%, 5/01/38	5/21 at 100.00	A–	2,046,092

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,818,592

Nuveen Investments	27

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$3,000	5.750%, 10/01/37 (8)	10/17 at 100.00	N/R	$1,168,920
1,000	5.875%, 10/01/46 (9)	10/17 at 102.00	N/R	389,640

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	828,020

1,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/14 at 100.00	BB	1,396,350

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.342%, 6/15/33 (IF)	6/19 at 100.00	AA+	1,182,600

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA	5,249,500

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	2/14 at 100.00	AA	5,028

1,035	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA	1,103,910

560	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA–	649,197

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–	2,472,225

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	2,670,903
1,515	5.000%, 3/15/25 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	1,524,075
1,000	5.000%, 3/15/26 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	1,005,990

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	3,195,535

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	862,965

1,170	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,245,956

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A–	1,629,474
64,690	Total New York			65,843,046

	North Carolina – 0.8%

2,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	1,937,340

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.725%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	2,190,397

1,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	980,250

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248:
1,920	27.579%, 10/01/21 (IF)	10/16 at 100.00	AA+	3,554,573
585	27.799%, 10/01/34 (IF)	10/15 at 100.00	AA+	1,043,892

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	A–	$1,171,580

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	1,226,980

1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2012A, 5.000%, 3/01/37	No Opt. Call	N/R	915,490

1,580	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	1,589,638

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	2,169,140
13,865	Total North Carolina			16,779,280

	North Dakota – 0.4%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38	7/22 at 100.00	BBB+	2,632,900

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A–	2,028,684
3,535	5.000%, 12/01/32	12/21 at 100.00	A–	3,571,269
8,220	Total North Dakota			8,232,853

	Ohio – 3.3%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,130	5.125%, 6/01/24	6/17 at 100.00	B–	952,827
1,420	5.875%, 6/01/30	6/17 at 100.00	B	1,145,060
3,990	5.750%, 6/01/34	6/17 at 100.00	B	3,106,933
4,145	5.875%, 6/01/47	6/17 at 100.00	B	3,311,026

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	3,136,620
2,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	2,083,700

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – AGM Insured	6/14 at 100.00	AA (4)	1,017,130

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	N/R (4)	2,540,750

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB–	3,205,285

4,420	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Tender Option Bond Trust 4152, 18.407%, 5/01/20 (IF) (5)	No Opt. Call	Aa2	4,893,205

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	8,507,977

3,250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	3,423,063

700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	709,835

5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	6,433,682

Nuveen Investments	29

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,240	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA–	$2,391,558

1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A	1,032,750

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,528,845

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,686,025

2,270	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	2,523,854

1,540	Ohio State, Higher Educational Facility Revenue Bonds, Baldwin-Wallace College Project, Series 2004, 5.250%, 12/01/19 (Pre-refunded 6/01/14)	6/14 at 100.00	A– (4)	1,566,072

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,370	5.000%, 12/01/17	No Opt. Call	N/R	2,430,435
1,250	5.000%, 12/01/22	No Opt. Call	N/R	1,210,038
3,000	5.750%, 12/01/32	12/22 at 100.00	N/R	2,828,700
2,000	6.000%, 12/01/42	12/22 at 100.00	N/R	1,877,660

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,040,470

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	No Opt. Call	Baa2	2,079,980
2,500	5.000%, 12/01/32	No Opt. Call	Baa2	2,496,800
73,035	Total Ohio			73,160,280

	Oregon – 0.7%

1,400	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 5.250%, 5/01/39	5/19 at 100.00	AA	1,466,836

1,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	1,016,260

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA	2,595,900

1,040	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,069,099

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	7,679,676

835	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C, 5.000%, 6/15/30	6/22 at 100.00	A1	885,033
13,930	Total Oregon			14,712,804

	Pennsylvania – 4.4%

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB–	1,191,904

1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	911,810

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	$1,070,460

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	2,080,240

1,350	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	1,361,583

710	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	758,898

940	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 17.985%, 8/01/38 (IF) (5)	8/20 at 100.00	AA	1,274,828

	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005:
6,145	6.125%, 2/01/28	2/15 at 100.00	N/R	6,151,145
500	6.250%, 2/01/35	2/15 at 100.00	N/R	498,840

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42	7/18 at 100.00	AA–	4,098,049

3,115	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	3,404,134

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	Baa3	1,202,520

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	A+	1,129,181

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	15,145,800

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BBB–	468,850

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – AGM Insured	9/14 at 100.00	AA–	5,087,817

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	2,041,700

210	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	4/14 at 100.00	A	210,365

585	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	598,578

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	2,657,746

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	No Opt. Call	A1	9,719,811

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA–	2,524,248

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – NPFG Insured	9/15 at 100.00	A+	2,591,352

Nuveen Investments	31

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – AGM Insured	5/15 at 100.00	Aa2	$5,447,052

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Forumal Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	A+	3,201,660

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 – AGM Insured	4/18 at 100.00	A1	1,711,440

19,300	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	No Opt. Call	Baa3	16,956,015

	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A:
1,200	5.750%, 1/01/26 (Pre-refunded 1/01/16)	1/16 at 100.00	N/R (4)	1,318,200
1,400	5.875%, 1/01/32 (Pre-refunded 1/01/16)	1/16 at 100.00	N/R (4)	1,541,232
95,165	Total Pennsylvania			96,355,458

	Puerto Rico – 0.5%

1,030	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	6/14 at 100.00	AA–	1,030,536

9,570	Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ports Authority Project Bonds, Series 2011B, 5.250%, 12/15/26	12/21 at 100.00	BBB–	5,882,870

1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	BBB+	834,050

3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	2,614,238

5,400	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/41	No Opt. Call	AA–	755,784
20,750	Total Puerto Rico			11,117,478

	Rhode Island – 0.1%

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,855	6.125%, 6/01/32	6/14 at 100.00	BBB+	1,854,852
1,360	6.250%, 6/01/42	6/14 at 100.00	BBB–	1,338,213
3,215	Total Rhode Island			3,193,065

	South Carolina – 0.2%

700	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company, Senior Lien Series 2005A, 5.550%, 12/01/29 (Alternative Minimum Tax)	12/15 at 100.00	BBB	713,363

480	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	564,538

1,035	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/14 at 100.00	Aa1	1,085,115

2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	AA–	2,232,440
4,215	Total South Carolina			4,595,456

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota – 0.7%

$2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	$2,706,000

1,000	Rapid City, South Dakota, Airport Revenue Refunding Bonds, Passenger Facility Charge Supported, Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa3	1,087,640

1,400	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Davis Family Sodak, LLC Wastewater Project, Pooled Loan Program, Series 2004A, 6.000%, 4/01/29 (Alternative Minimum Tax)	4/14 at 100.00	A+	1,410,640

2,000	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Spearfish Products Project, Pooled Loan Program, Series 2008A, 5.875%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	A+	2,153,840

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA	7,430,333

750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/31	9/14 at 100.00	A	750,225
14,400	Total South Dakota			15,538,678

	Tennessee – 1.1%

3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 –SYNCORA GTY Insured	6/19 at 100.00	AA	3,745,932

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	10/18 at 100.00	A+	593,936
1,500	6.125%, 10/01/28	10/18 at 100.00	A+	1,704,390

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,168,840

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,134,440

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+	777,262
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	810,198
4,680	5.500%, 7/01/36	7/16 at 100.00	BBB+	4,804,160

135	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30	12/20 at 100.00	A–	135,027

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,440	5.000%, 11/01/26	11/21 at 100.00	BBB+	1,533,730
1,000	5.000%, 11/01/27	11/21 at 100.00	BBB+	1,059,970
250	5.000%, 11/01/28	11/21 at 100.00	BBB+	263,353
255	5.000%, 11/01/29	11/21 at 100.00	BBB+	266,557

1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA+	1,064,020

2,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA–	2,137,940

Nuveen Investments	33

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	$1,129,850
22,915	Total Tennessee			24,329,605

	Texas – 10.0%

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA–	5,548,330

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23	7/18 at 100.00	A–	3,828,855

2,315	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA–	2,530,411

3,500	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/19	7/17 at 100.00	A+	3,888,535

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25	1/20 at 100.00	Baa2	1,870,692

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	3,567,790

2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB	2,673,740

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB	1,344,025

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	B+	2,132,697

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,888,465
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,649,280

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
1,775	5.000%, 11/01/18	No Opt. Call	A+	2,068,585
20	5.000%, 11/01/35	11/20 at 100.00	A+	20,734

1,460	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	1,447,575

5,500	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Series 2012C, 5.000%, 7/01/32	7/22 at 100.00	BBB+	4,999,995

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB+	1,048,297

1,030	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine, Series 2012A, 4.000%, 11/15/32	11/22 at 100.00	A–	943,882

5,575	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa3	5,476,323

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	$2,578,440

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	A	5,117,400

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
5,000	5.250%, 11/15/21 – NPFG Insured	5/14 at 100.00	A	5,011,950
6,500	5.250%, 11/15/22 – NPFG Insured	5/14 at 100.00	A	6,502,535
7,800	5.250%, 11/15/30 – NPFG Insured	5/14 at 100.00	A	7,800,000
2,500	5.375%, 11/15/41 – NPFG Insured	5/14 at 100.00	A	2,500,000

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	BBB+	2,896,920

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2	2,073,375

1,270	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,371,079

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 – AGC Insured	2/18 at 100.00	Aa2	2,981,950

5,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	BBB–	5,743,681

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007:
1,000	5.125%, 11/01/27	11/17 at 100.00	BBB	1,029,390
2,500	5.250%, 11/01/37	11/17 at 100.00	BBB	2,530,300

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 (Pre-refunded 2/15/14) – AMBAC Insured	2/14 at 100.00	AA+ (4)	1,192,392

8,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-2, 4.000%, 6/01/30	6/23 at 100.00	A–	7,268,000

4,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Mandatory put 1/01/16)	No Opt. Call	A2	4,900,680

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/33 (UB) (5)	1/18 at 100.00	A3	2,132,740

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,000	5.500%, 9/01/41	9/21 at 100.00	AA+	2,185,620
10,880	0.000%, 9/01/45	9/31 at 100.00	AA+	8,658,086

3,000	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A2	3,434,310

2,000	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,243,200

525	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	577,127

10,000	San Antonio, Texas, Electric and Gas Revenue Bonds, Refunding Series 2009A, 5.250%, 2/01/25	2/19 at 100.00	Aa1	11,611,000

4,000	San Antonio, Texas, Electric and Gas Revenue Bonds, Series 2008, 5.000%, 2/01/25	2/18 at 100.00	Aa1	4,471,160

Nuveen Investments	35

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	San Marcos, Texas, General Obligation Bonds, Series 2008:
$1,000	5.000%, 8/15/25 – AGM Insured	8/17 at 100.00	Aa2	$1,102,570
1,000	5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	Aa2	1,086,080

1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 – AGM Insured	8/17 at 100.00	Aa2	1,074,320

9,030	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist University, Series 2009, 5.000%, 10/01/36	10/19 at 100.00	AA–	9,910,064

1,600	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26	11/16 at 100.00	BBB	1,638,304

940	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	Aa3	982,967

660	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	A–	740,263

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
3,670	5.000%, 12/15/27	No Opt. Call	A3	3,767,695
5,000	5.000%, 12/15/32	No Opt. Call	A3	5,021,050

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	924,565

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	7,848,376

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,640,138

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	945,760

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 3479, 17.966%, 2/01/17 (IF)	No Opt. Call	AAA	2,402,260

20,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A–	18,704,000

	Travis County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,300	5.500%, 11/15/25	11/15 at 100.00	N/R	1,303,393
4,100	5.650%, 11/15/35	11/15 at 100.00	N/R	3,953,384

750	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	BB+	809,573

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	1,987,640

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24	9/19 at 100.00	BBB	531,750
213,625	Total Texas			219,113,698

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah – 0.6%

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
$905	5.600%, 7/15/22	No Opt. Call	BB+	$912,240
850	6.300%, 7/15/32	7/22 at 100.00	BB+	845,019

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	959,490

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
465	6.250%, 6/15/28	6/17 at 100.00	N/R	449,994
950	6.500%, 6/15/38	6/17 at 100.00	N/R	902,158

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,288,700

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB–	1,092,245

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,135	7.750%, 7/15/31	7/21 at 100.00	BB+	2,299,096
3,520	8.000%, 7/15/41	7/21 at 100.00	BB+	3,823,600
12,210	Total Utah			12,572,542

	Vermont – 0.2%

1,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26	5/16 at 100.00	N/R	976,970

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28	1/21 at 100.00	Baa2	1,953,376
1,000	6.250%, 1/01/33	1/21 at 100.00	Baa2	1,065,370
3,815	Total Vermont			3,995,716

	Virgin Islands – 0.2%

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	514,805

2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	2,718,774
2,980	Total Virgin Islands			3,233,579

	Virginia – 1.3%

760	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	5/14 at 100.00	AA	761,786

	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A:
1,000	4.000%, 7/15/20	No Opt. Call	BBB	1,065,820
900	5.000%, 7/15/21	No Opt. Call	BBB	994,896
930	5.000%, 7/15/22	No Opt. Call	BBB	1,017,457
1,720	4.000%, 7/15/24	7/22 at 100.00	BBB	1,748,948

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA–	1,476,092

Nuveen Investments	37

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$2,000	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	$2,174,520

4,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B2	2,654,520

1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39 (Pre-refunded 7/01/14)	7/14 at 102.00	N/R (4)	1,055,930

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	5,079,525

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,526,705
6,490	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	6,507,004
31,560	Total Virginia			28,063,203

	Washington – 2.8%

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31	1/21 at 100.00	A+	6,695,270

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.832%, 6/01/34 (IF) (5)	6/19 at 100.00	AA	1,257,830

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,505,885

	King County, Washington, General Obligation Sewer Bonds, Series 2005:
5,115	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Aa1 (4)	5,342,873
1,885	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AAA	1,968,977

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.766%, 7/01/32 – AGM Insured (IF) (5)	7/17 at 100.00	AA+	2,785,842

1,340	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	1,595,592

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A:
290	5.000%, 12/01/21	No Opt. Call	Baa2	310,915
9,000	5.000%, 12/01/37	12/23 at 100.00	Baa2	8,695,440

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	2,082,920

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa3	3,591,489

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27	12/21 at 100.00	Baa3	2,807,523
2,435	5.000%, 12/01/42	12/21 at 100.00	Baa3	2,188,602

2,315	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 3295, 18.292%, 4/01/20 (IF) (5)	No Opt. Call	AA	2,566,270

600	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aa1	695,442

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
$2,000	6.250%, 7/01/24	7/19 at 100.00	Baa3	$2,169,500
2,000	7.000%, 7/01/39	7/19 at 100.00	Baa3	2,169,900

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29	10/19 at 100.00	Baa1	3,138,210

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A–	1,129,051

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community Refunding, Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,074,550

3,335	Washington State, General Obligation Bonds, Tender Option Bond Trust 1121, 13.764%, 7/01/14 – AGM Insured (IF)	No Opt. Call	AA+	4,446,589
57,030	Total Washington			60,218,670

	West Virginia – 0.1%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	6/17 at 100.00	N/R	509,055

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A3	1,064,798

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,003,470
2,520	Total West Virginia			2,577,323

	Wisconsin – 3.8%

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 –FGIC Insured	10/14 at 100.00	A1	2,838,715

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	5,472,650

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,463,071
5,000	6.250%, 12/01/42	No Opt. Call	N/R	4,475,300

1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43	8/23 at 100.00	BB+	1,605,602

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
390	5.500%, 10/01/22	No Opt. Call	N/R	387,582
375	6.000%, 10/01/32	10/22 at 100.00	N/R	354,083

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	2,514,880

1,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A	2,099,416

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	2,070,940

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,304,392

Nuveen Investments	39

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	5/14 at 100.00	BBB	$3,029,760

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	14,277,128

1,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/27	8/22 at 100.00	BBB+	1,536,712

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	4.250%, 2/15/32	2/22 at 100.00	A–	930,670
1,000	5.000%, 2/15/40	2/22 at 100.00	A–	1,011,190

20,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A2	20,408,400

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32	8/22 at 100.00	A+	7,185,780

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39	2/19 at 100.00	A+	650,305

5,185	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A–	5,145,335

2,535	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	2,542,402

1,765	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	A1	1,829,405
81,410	Total Wisconsin			83,133,718

	Wyoming – 0.7%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A1	2,185,860

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31	3/21 at 100.00	A3	4,865,535

1,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 5.250%, 7/15/26	8/19 at 100.00	A1	1,079,130

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27	12/21 at 100.00	BBB	848,024
2,500	6.000%, 12/01/36	12/21 at 100.00	BBB	2,688,700

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	4,076,612
14,450	Total Wyoming			15,743,861
$2,238,490	Total Municipal Bonds (cost $2,075,007,341)			2,161,786,962

40	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$131	Las Vegas Monorail Company, Senior Interest Bonds (7), (10)	5.500%	7/15/19	N/R	$23,624

37	Las Vegas Monorail Company, Senior Interest Bonds (7), (10)	3.000%	7/15/55	N/R	4,930
$168	Total Corporate Bonds (cost $8,364)				28,554
	Total Long-Term Investments (cost $2,075,015,705)				2,161,815,516
	Floating Rate Obligations – (0.9)%				(18,520,000)
	Other Assets Less Liabilities – 2.2%				47,910,595
	Net Assets – 100%				$2,191,206,111

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$2,161,735,568	$51,394	$2,161,786,962
Corporate Bonds	—	—	28,554	28,554
Total	$—	$2,161,735,568	$79,948	$2,161,815,516

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $2,056,618,376.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$133,615,742
Depreciation	(46,938,650)
Net unrealized appreciation (depreciation) of investments	$86,677,092

Nuveen Investments	41

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(9)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

42	Nuveen Investments

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.7%

	MUNICIPAL BONDS – 101.7%

	Arizona – 3.0%

$390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	$436,593

345	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A, 5.000%, 7/01/25	7/22 at 100.00	A1	379,538

50	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA	53,316

1,110	Pima County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, San Juan Project, Series 2009A, 4.950%, 10/01/20	No Opt. Call	Baa1	1,225,740
1,895	Total Arizona			2,095,187

	California – 7.5%

305	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 –AMBAC Insured	No Opt. Call	BBB+	328,924

60	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	63,674

120	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A	140,676

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	No Opt. Call	A2	912,016

130	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB–	134,108

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	383,257

545	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A2	627,786

1,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	6/17 at 100.00	B	938,750

130	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	147,212

30	Port of Oakland, California, Revenue Refunding Bonds, Series 2011-O, 5.000%, 5/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	34,520

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	852,416

585	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/22 – NPFG Insured	No Opt. Call	A	379,185

170	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A, 5.000%, 11/01/24	11/22 at 100.00	AA+	193,785
5,195	Total California			5,136,309

Nuveen Investments	43

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 8.6%

$555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax)	No Opt. Call	A+	$634,648

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	A–	1,111,130

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 –AGM Insured	No Opt. Call	AA–	1,097,480

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	392,763

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	A	794,910

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19	No Opt. Call	N/R	1,339,413

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	Baa3	528,540
5,830	Total Colorado			5,898,884

	Connecticut – 0.3%

185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	188,680

	District of Columbia – 0.5%

60	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	63,572

250	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	A+	280,300
310	Total District of Columbia			343,872

	Florida – 7.7%

215	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15	No Opt. Call	AA	229,259

1,000	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/26 (Alternative Minimum Tax)	5/23 at 100.00	N/R	919,040

500	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/22	No Opt. Call	Aa2	585,685

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
1,000	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	975,750
835	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	771,732

450	Miami, Florida, Limited Ad Valorem Tax Bonds, Homeland Defense / Neighborhood Capital Improvement Project, Series 2009, 5.000%, 1/01/19	No Opt. Call	A3	486,675

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	720,651

500	Saint Lucie County School Board, Florida, Refunding Certificates of Participation, Florida Master Lease Program, Series 2013A, 5.000%, 7/01/24	7/23 at 100.00	Aa3	562,710

30	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/21	No Opt. Call	A+	34,780
5,150	Total Florida			5,286,282

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia – 2.6%

$1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	$1,003,550

984	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2011A-1, 4.600%, 7/01/26	No Opt. Call	N/R	812,315
1,984	Total Georgia			1,815,865

	Illinois – 11.6%

285	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago Board of Education, Series 1999B, 5.250%, 12/01/18 – FGIC Insured	No Opt. Call	A	322,956

280	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	A+	312,855

270	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17 (4)	No Opt. Call	AA	308,672

500	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/21	No Opt. Call	A–	557,545

335	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.250%, 1/01/22 – AGM Insured	4/18 at 100.00	A2	365,093

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	371,781

740	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	772,967

1,000	Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving Fund Revenue Bonds, Series 2013, 5.000%, 1/01/21	No Opt. Call	AAA	1,181,890

685	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/21	No Opt. Call	A–	774,851

55	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A–	58,867

590	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19 (WI/DD, Settling 2/26/14)	No Opt. Call	AA–	698,200

240	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.010%, 6/15/17 – FGIC Insured	No Opt. Call	A	226,853

485	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	556,921

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA–	721,470

1,500	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/28	No Opt. Call	Aa2	756,795
8,290	Total Illinois			7,987,716

	Indiana – 2.4%

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	556,300

490	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A, 5.000%, 5/01/22	No Opt. Call	A+	554,763

460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	494,969

30	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011A, 5.250%, 10/01/23	10/21 at 100.00	AA	34,697
1,480	Total Indiana			1,640,729

Nuveen Investments	45

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 2.9%

$1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	$990,470

1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College, Series 2005A, 5.000%, 10/01/23	4/14 at 100.00	BB	986,450
2,000	Total Iowa			1,976,920

	Kansas – 3.6%

600	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/19	No Opt. Call	Baa1	666,852

1,025	Wyandotte County/Kansas City Unified Government Board of Utilities, Kansas, Utility System Revenue Bonds, Series 2012B, 5.000%, 9/01/23	No Opt. Call	A+	1,173,933

980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	672,515
2,605	Total Kansas			2,513,300

	Kentucky – 2.0%

85	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21	6/20 at 100.00	BBB+	95,473

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
380	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	397,951
525	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA–	536,272

175	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/27 (4)	2/22 at 100.00	AAA	199,750

130	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – AGM Insured	No Opt. Call	AA–	139,140
1,295	Total Kentucky			1,368,586

	Louisiana – 4.6%

100	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 5.625%, 7/01/26	7/21 at 100.00	Baa3	105,764

200	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 2007B-1A, 1.375%, 10/01/37 (Mandatory put 10/01/16)	No Opt. Call	A3	202,072

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	A	1,124,580

500	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA–	541,060

1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (4)	No Opt. Call	AA–	1,186,383
2,815	Total Louisiana			3,159,859

	Maine – 0.6%

250	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/25	7/23 at 100.00	Baa1	273,143

120	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB+	134,130
370	Total Maine			407,273

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 0.9%

$100	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/21	No Opt. Call	BBB+	$109,894

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured	7/14 at 100.00	N/R	518,170
630	Total Massachusetts			628,064

	Michigan – 5.8%

85	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A, 6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	100,080

1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005, 5.250%, 5/01/26 – AGM Insured	No Opt. Call	Aa2	1,080,940

75	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21	No Opt. Call	A–	47,585

505	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	463,029

500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	494,600

420	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1997A, 6.000%, 7/01/15 – NPFG Insured	No Opt. Call	A	420,344

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
200	5.000%, 10/01/17	No Opt. Call	BBB–	216,638
500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	555,855
190	5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA–	209,956

85	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21	No Opt. Call	BB+	87,569

95	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2	104,131

200	Wayne Charter County, Michigan, General Obligation Bonds, Capital Improvements Series 2008A, 4.500%, 2/01/27 – AGM Insured	2/18 at 100.00	AA–	202,568
3,855	Total Michigan			3,983,295

	Minnesota – 0.5%

335	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–	349,670

	Montana – 0.3%

240	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street, Series 2013A, 4.375%, 7/01/29	1/23 at 100.00	N/R	216,804

	Nevada – 0.6%

365	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA–	411,830

	New Jersey – 3.6%

440	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	B	434,469

Nuveen Investments	47

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Drew University, Series 2003C, 5.250%, 7/01/20 – FGIC Insured	No Opt. Call	Baa1	$1,127,640

420	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A+	458,308

175	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3	194,682

50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	55,925

210	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%, 6/01/23	6/17 at 100.00	B1	197,742
2,295	Total New Jersey			2,468,766

	New York – 5.8%

165	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 5.000%, 5/01/23	No Opt. Call	BBB–	169,069

275	Dormitory Authority of the State of New York, Revenue Bonds, Culinary Institute of America, Series 2012, 5.000%, 7/01/21	No Opt. Call	Baa2	307,456

395	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A	434,176

155	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/19	No Opt. Call	A	181,778

240	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A	249,617

370	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2012A, 5.000%, 6/01/25	6/22 at 100.00	Aa3	395,648

500	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	549,165

60	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA–	69,557

130	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1, 5.000%, 12/15/16	No Opt. Call	AAA	146,948

30	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/21	No Opt. Call	AA–	35,615

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax) (4)	No Opt. Call	AA–	1,444,760
3,570	Total New York			3,983,789

	North Carolina – 2.6%

160	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	182,901

530	North Carolina Medical Care Commission, Health Care Facilities Revenue and Refunding Revenue Bonds, Columbus Regional Healthcare System, Series 2013A, 4.000%, 10/01/18	No Opt. Call	BBB	566,114

100	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%, 10/01/38 (Pre-refunded 10/01/14) – AGC Insured	10/14 at 100.00	AA– (5)	103,660

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$775	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21	No Opt. Call	AA	$923,064
1,565	Total North Carolina			1,775,739

	North Dakota – 0.6%

400	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.000%, 12/01/21	No Opt. Call	A–	416,344

	Ohio – 4.0%

100	Akron, Ohio, Waterworks System Mortgage Revenue Improvement Bonds, Refunding Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	112,589

595	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	501,710

265	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	314,796

1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	A1	1,145,640

635	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	706,012
2,595	Total Ohio			2,780,747

	Pennsylvania – 5.3%

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	No Opt. Call	BBB	892,088

645	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	704,869

	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding Revenue Bonds, Refunding Series 2013:
740	5.000%, 6/01/19	No Opt. Call	BBB	832,789
565	5.000%, 6/01/20	No Opt. Call	BBB	632,082
170	5.000%, 6/01/21	No Opt. Call	BBB	189,358

155	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA	173,667

200	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	A+	227,064
3,315	Total Pennsylvania			3,651,917

	Rhode Island – 1.5%

895	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Providence College, Refunding Series 2012B, 5.000%, 11/01/22	No Opt. Call	A	1,032,168

	South Carolina – 0.6%

500	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	412,470

	South Dakota – 0.2%

120	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds Series 2013B, 5.000%, 6/01/24	6/23 at 100.00	A–	129,677

Nuveen Investments	49

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee – 0.3%

$200	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	A	$215,884

	Texas – 3.6%

365	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/23	No Opt. Call	Baa3	373,421

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB+	209,659

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	A	486,914

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	A	73,906

145	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/25	7/21 at 100.00	A+	160,696

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	Baa2	513,185

400	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A–	472,544

150	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/21	No Opt. Call	A–	168,732
2,860	Total Texas			2,459,057

	Utah – 1.6%

40	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/23	5/21 at 100.00	AA+	45,777

935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/22	No Opt. Call	A1	1,077,588
975	Total Utah			1,123,365

	Virginia – 1.0%

	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
185	0.000%, 7/01/25	No Opt. Call	BBB–	102,727
690	0.000%, 7/01/26	No Opt. Call	BBB–	358,655

250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	250,833
1,125	Total Virginia			712,215

	Washington – 2.8%

1,000	Issaquah School District 411, King County, Washington, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/25 (4)	12/22 at 100.00	Aaa	1,162,000

220	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A, 5.000%, 8/01/26	8/22 at 100.00	A+	245,524

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19	No Opt. Call	Baa3	531,510
1,720	Total Washington			1,939,034

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin – 2.0%

$1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24	7/23 at 100.00	A–	$1,117,393

205	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	241,383
1,220	Total Wisconsin			1,358,776

	Wyoming – 0.2%

125	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B, 5.000%, 12/01/21	No Opt. Call	BBB	137,106
$68,309	Total Long-Term Investments (cost $71,724,303)			70,006,179
	Other Assets Less Liabilities – (1.7)% (6)			(1,170,913)
	Net Assets – 100%			$68,835,266

Investments in Derivatives as of January 31, 2014

Consumer Price Index Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency (8)	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation) (6)
Barclays PLC	$4,000,000	Receive	CPURNSA	2.560%	12/31/18	12/28/12	12/28/18	$(160,022)
Barclays PLC	4,500,000	Receive	CPURNSA	2.645	12/30/19	12/28/12	12/28/19	(200,370)
Barclays PLC	5,000,000	Receive	CPURNSA	2.693	2/03/20	2/01/13	2/01/20	(216,878)
Barclays PLC	5,000,000	Receive	CPURNSA	2.600	2/06/18	2/05/13	2/05/18	(188,823)
Barclays PLC	3,500,000	Receive	CPURNSA	2.509	2/11/19	2/08/13	2/08/19	(110,369)
Barclays PLC	8,000,000	Receive	CPURNSA	2.777	2/21/22	2/19/13	2/19/22	(372,941)
Barclays PLC	8,000,000	Receive	CPURNSA	2.773	4/04/23	4/03/13	4/03/23	(334,255)
Barclays PLC	5,500,000	Receive	CPURNSA	2.645	10/01/21	9/30/13	9/30/21	(151,865)
JPMorgan	4,000,000	Receive	CPURNSA	2.600	4/25/23	4/24/13	4/24/23	(108,265)
Morgan Stanley	6,000,000	Receive	CPURNSA	2.714	3/01/21	2/27/13	2/27/21	(246,652)
Morgan Stanley	4,000,000	Receive	CPURNSA	2.700	4/11/22	4/08/13	4/08/22	(151,545)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.650	8/08/24	8/07/13	8/07/24	(58,668)
Morgan Stanley	3,750,000	Receive	CPURNSA	2.440	9/28/17	9/27/13	9/27/17	(83,128)
Morgan Stanley	3,800,000	Receive	CPURNSA	2.595	11/06/18	11/05/13	11/05/18	(107,772)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.468	11/15/16	11/14/13	11/14/16	(63,967)
	$71,050,000							$(2,555,520)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	51

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$70,006,179	$—	$70,006,179
Investments in Derivatives:
Consumer Price Index Swaps*	—	(2,555,520)	—	(2,555,520)
Total	$—	$67,450,659	$—	$67,450,659
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $71,708,878.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$452,150
Depreciation	(2,154,849)
Net unrealized appreciation (depreciation) of investments	$(1,702,699)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each consumer price index swap contract.

(8)	Fixed Rate Payment is due one business day after contract Termination Date.

(ETM)	Escrowed to maturity.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted.

52	Nuveen Investments

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.9%

	MUNICIPAL BONDS – 98.9%

	Alabama – 0.6%

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
$3,000	5.250%, 11/15/16	11/15 at 100.00	Baa2	$3,160,350
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa2	2,352,861

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,575	5.000%, 11/15/15	No Opt. Call	A3	1,659,719
2,935	5.000%, 11/15/16	11/15 at 100.00	A3	3,079,079

1,130	Huntsville, Alabama, Electric System Revenue Warrants, Refunding Series 2007, 4.000%, 12/01/18 – AGM Insured	12/17 at 100.00	AA+	1,246,153

2,000	Mobile, Alabama, General Obligation Warrants, Improvement and Refunding Series 2008B, 5.000%, 2/15/20	2/18 at 100.00	Aa2	2,235,740

1,645	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.000%, 12/01/14 (ETM)	No Opt. Call	Aaa	1,711,655

	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A:
1,500	5.000%, 9/01/18	No Opt. Call	A+	1,733,070
4,000	5.750%, 9/01/22	9/18 at 100.00	A+	4,472,480
20,075	Total Alabama			21,651,107

	Alaska – 0.2%

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,394,080

400	Aleutians East Borough Project, Alaska, Revenue Bonds, Series 2006, 4.375%, 6/01/15 – ACA Insured	No Opt. Call	N/R	397,984

6,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	B2	4,616,760
9,400	Total Alaska			8,408,824

	Arizona – 3.8%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 –AMBAC Insured	6/17 at 100.00	AA–	4,533,730

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,361,691
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	6,437,021

1,000	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%, 4/01/17 (Pre-refunded 4/01/14)	4/14 at 100.00	N/R (4)	1,008,070

	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,298,130
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,712,385
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	18,127,784

Nuveen Investments	53

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$150	Arizona State Game and Fish Department and Commission, Beneficial Interest Certificates in Lease Purchase Agreement, AGF Administration Building Project, Series 2006, 4.500%, 7/01/15	No Opt. Call	A3	$157,682

1,995	Arizona State, Certificates of Participation, Series 2008A, 4.000%, 9/01/17 – AGM Insured	No Opt. Call	AA–	2,179,857

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
30	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	34,091
40	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	46,304
5,120	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	5,992,192
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	5,859,225
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA	7,011,617
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA	8,468,100

	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A:
1,000	5.000%, 7/01/16 – AMBAC Insured	No Opt. Call	Aa3	1,097,660
1,050	5.000%, 7/01/17 – AMBAC Insured	No Opt. Call	Aa3	1,182,227

6,000	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA	6,835,020

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB+	2,932,516

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A–	2,132,420

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,482,993

565	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B, 4.750%, 7/01/18 – AGM Insured	7/16 at 100.00	Aa1	614,822

	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B:
295	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1 (4)	325,869
290	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1 (4)	320,346

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14 (ETM)	No Opt. Call	N/R (4)	2,762,331

3,670	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	4,015,310

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A:
2,000	5.000%, 7/01/22	7/20 at 100.00	A+	2,261,820
10,370	5.000%, 7/01/40	7/20 at 100.00	A+	10,618,050

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	Baa1	2,460,446

1,200	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	Baa1	1,227,456

	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C:
1,000	4.375%, 7/01/18 – FGIC Insured	7/17 at 100.00	Aa2	1,100,840
1,000	4.500%, 7/01/19 – FGIC Insured	7/17 at 100.00	Aa2	1,091,680

2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured	7/20 at 100.00	AA–	3,011,920

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$625	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	$758,769

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25	No Opt. Call	Aa1	3,382,650

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 3284, 13.853%, 6/01/19 (IF)	No Opt. Call	Aa1	5,891,268

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	1,090,980

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B, 5.375%, 7/01/28	7/19 at 100.00	Aa2	1,461,753
134,405	Total Arizona			148,287,025

	Arkansas – 0.9%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,065,920

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	12/15 at 100.00	AA–	1,601,214

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AA–	7,488,336
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AA–	7,263,833

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	A	1,383,669
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	A	1,128,580

5,395	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A–	5,270,807

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	617,349
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,204,151
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,255,472
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,310,350

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21	12/18 at 100.00	A+	1,115,630

1,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2005B, 4.500%, 11/01/16 – FGIC Insured	11/15 at 100.00	Aa2	1,068,470

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	Baa1	1,270,000
1,000	5.000%, 2/01/17	2/15 at 100.00	Baa1	1,034,100
1,165	5.000%, 2/01/18	2/15 at 100.00	Baa1	1,200,602
33,160	Total Arkansas			35,278,483

	California – 7.1%

1,215	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004, 5.000%, 8/15/17	8/14 at 100.00	A	1,239,021

1,525	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Childrens Hospital & Research Center at Oakland, Refunding Series 2007A, 4.500%, 12/01/18	12/17 at 100.00	A–	1,667,420

Nuveen Investments	55

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	A+	$1,787,778

2,005	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/14 – AMBAC Insured	No Opt. Call	BBB+	1,996,739

	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A:
2,185	5.000%, 10/01/22	No Opt. Call	A	2,553,937
1,860	5.000%, 10/01/23	No Opt. Call	A	2,161,599
5,000	5.000%, 10/01/24	10/23 at 100.00	A	5,721,750

920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2 Series 2007, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	BBB+	993,526

1,060	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA	1,220,293

7,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	AA	8,581,875

1,000	California Educational Facilities Authority, Revenue Bonds, Lutheran University, Series 2004C, 5.000%, 10/01/24	10/14 at 100.00	Baa1	1,006,150

7,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33	10/17 at 100.00	Aa1	7,341,060

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	570,575

4,440	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	4,711,906

3,160	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A	3,704,468

1,210	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008B, 1.450%, 8/15/33 (Mandatory put 3/15/17)	No Opt. Call	AA	1,235,446

1,440	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)	No Opt. Call	AA	1,470,283

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25	4/19 at 100.00	Aa3	2,647,394

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,571,080

8,075	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C, 5.500%, 6/01/14	No Opt. Call	A2	8,111,015

5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24	10/19 at 100.00	A2	5,546,250

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,000	5.000%, 7/01/20	7/19 at 100.00	AA	2,370,280
6,000	5.250%, 7/01/21	7/19 at 100.00	AA	7,126,860

5,945	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA	6,072,877

1,825	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	1,863,873

500	California State, General Obligation Bonds, Series 2004, 5.125%, 4/01/24	4/14 at 100.00	A1	504,010

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California State, General Obligation Bonds, Series 2007:
$500	5.000%, 8/01/19	2/17 at 100.00	A1	$560,660
1,000	5.000%, 12/01/23	12/17 at 100.00	A1	1,134,490

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	5/14 at 100.00	A1	15,060

700	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/30	3/15 at 100.00	A	705,404

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 – AMBAC Insured	10/18 at 100.00	A	1,021,090

1,200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB–	1,237,920

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	10,134,000

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	2/14 at 100.00	BBB+	1,120,392

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	A	3,328,692
4,095	0.000%, 11/01/28	11/21 at 56.33	A	1,518,262

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,685	5.000%, 1/01/22	No Opt. Call	BBB–	1,793,615
1,530	5.000%, 1/01/23	No Opt. Call	BBB–	1,628,394
1,635	5.000%, 1/01/24	No Opt. Call	BBB–	1,725,170
1,325	5.000%, 1/01/25	No Opt. Call	BBB–	1,387,050

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
500	5.250%, 8/01/23	8/18 at 100.00	Aa2	570,265
2,025	5.000%, 8/01/24	8/18 at 100.00	Aa2	2,264,922

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA–	2,165,247

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,770	5.000%, 6/01/17	No Opt. Call	Baa1	8,449,642
11,980	4.500%, 6/01/27	6/17 at 100.00	B	10,316,098

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	717,587

6,425	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/17 at 100.00	AA–	6,599,953

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa2	1,067,386

3,105	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	3,298,814

Nuveen Investments	57

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B:
$475	5.000%, 7/01/19	No Opt. Call	AA	$569,520
1,750	5.000%, 7/01/20	No Opt. Call	AA	2,110,308

405	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/34 (Pre-refunded 6/01/15)	6/15 at 100.00	Aa2 (4)	431,001

1,140	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/34	No Opt. Call	AA+	1,188,974

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
2,220	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA	2,407,168
2,145	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	2,325,845
2,000	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA	2,168,620

1,475	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28	2/28 at 100.00	AA	1,037,087

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	11,622,300

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	11,622,300

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BBB–	1,104,850

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	4/14 at 100.00	A2	6,004,620

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+	5,987,200

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA–	1,427,389
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA–	1,548,247
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA–	2,834,500

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA–	6,744,850

	Port of Oakland, California, Revenue Refunding Bonds, Inter Lien, Series 2007B:
2,530	5.000%, 11/01/18 – NPFG Insured	11/17 at 100.00	A	2,860,039
1,120	5.000%, 11/01/19 – NPFG Insured	11/17 at 100.00	A	1,253,784

5,350	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/34	No Opt. Call	Aa2	1,878,974

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A–	620,795
2,000	0.000%, 10/01/36	No Opt. Call	A–	515,680

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 20010, 5.000%, 7/01/40	7/20 at 100.00	A	5,102,900

9,310	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T, 5.000%, 5/15/30 (Pre-refunded 5/15/14) – BHAC Insured	5/14 at 100.00	AA+ (4)	9,440,992

1,000	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,246,070

575	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	BBB	599,432

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,770	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	$2,855,981

1,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/17 – FGIC Insured	No Opt. Call	AA+	960,860

4,505	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	A	5,017,759

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	AA–	1,102,820

2,000	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/16 (Pre-refunded 8/01/15) – NPFG Insured	8/15 at 95.72	AA (4)	1,905,180

	Santa Paula Utility Authority, California, Water Enterprise Revenue Bonds, Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,689,013
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,810,287
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	2,942,292

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A–	2,656,800
1,200	6.250%, 9/01/29	9/19 at 100.00	A–	1,326,588

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Baa1	1,347,560
1,410	6.125%, 8/01/23	8/19 at 100.00	Baa1	1,599,504
1,585	6.250%, 8/01/24	8/19 at 100.00	Baa1	1,794,997
1,265	6.375%, 8/01/25	8/19 at 100.00	Baa1	1,431,904
500	6.500%, 8/01/26	8/19 at 100.00	Baa1	566,350

2,580	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	Aa1	2,785,652

1,100	Upland Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, A Merged Project, Series 2006, 4.250%, 9/01/26 – AMBAC Insured	9/16 at 100.00	A	1,059,575

2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	1,399,421

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA–	2,412,480

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	Aa3	3,037,900

995	Whittier Public Financing Authority, California, Tax Allocation Revenue Bonds, Whittier Redevelopment Agency, Series 2007A, 5.000%, 11/01/21 – AMBAC Insured	11/17 at 100.00	A–	1,062,113

815	Woodland Finance Authority, California, Lease Revenue Bonds, Series 2002, 4.700%, 3/01/19 – SYNCORA GTY Insured	3/14 at 100.00	A2	833,256
279,770	Total California			274,789,315

	Colorado – 3.3%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (4)	1,360,283

5,050	Adams County, Colorado, Pollution Control Refunding Revenue Bonds, Public Service Company of Colorado Projects, Senior Lien Series 2005A, 4.375%, 9/01/17 – NPFG Insured	9/15 at 100.00	A	5,314,418

Nuveen Investments	59

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22	6/17 at 100.00	A	$177,907

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 – AGM Insured	5/19 at 100.00	AA–	1,120,660

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	A+	18,043,611

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 – AGM Insured	5/18 at 100.00	AA–	787,988

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 5.125%, 10/01/17	No Opt. Call	A+	1,727,460

620	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2006A, 5.250%, 1/01/15	No Opt. Call	N/R	623,801

310	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	A–	330,714

1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	BBB	1,532,832

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB+	6,957,080

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	8,762,600

500	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2005, 5.000%, 12/01/16	12/15 at 100.00	BBB+	527,285

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–	1,090,310
1,000	5.250%, 6/01/18	6/16 at 100.00	A–	1,073,230

1,250	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2007B, 4.250%, 12/01/15 – RAAI Insured	No Opt. Call	Baa2	1,294,313

640	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/16	3/14 at 100.00	A3	641,984

1,500	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23	11/18 at 100.00	Aa2	1,718,040

150	Colorado State, Certificates of Participation, Colorado Penitentiary II Program, Refunding Series 2010, 0.000%, 3/01/14 (ETM)	No Opt. Call	Aa3 (4)	149,970

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB–	1,518,585

6,050	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	A+	6,705,155

4,025	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 (Pre-refunded 11/15/16) – FGIC Insured	11/16 at 100.00	A1 (4)	4,528,689

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	11,628,100

	Denver School District 1, Colorado, General Obligation Bonds, Series 2012B:
6,600	4.000%, 12/01/21	No Opt. Call	AA+	7,392,264
6,445	4.000%, 12/01/22	No Opt. Call	AA+	7,153,241

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A	$5,279,750

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	2,693,000

1,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	A	1,664,235

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,500	5.000%, 12/15/20	No Opt. Call	Aa2	1,792,545
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,640,789
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,792,609

255	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB–	262,566

2,170	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 5.700%, 12/01/17	6/14 at 100.00	BBB–	2,220,821

1,000	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured	12/16 at 100.00	N/R	992,400

2,250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.250%, 6/15/15 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	2,402,100

725	Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series 2007GG, 4.500%, 6/01/17 – AGM Insured	No Opt. Call	AA	816,756

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19	No Opt. Call	N/R	1,430,493
500	5.000%, 12/01/20	No Opt. Call	N/R	528,675

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,191,080

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 – AGC Insured	12/18 at 100.00	AA–	1,448,821

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3	1,010,256

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,297,901
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,071,818

1,000	Walker Field Public Airport Authority, Colorado, Airport Revenue Bonds, Series 2007, 5.000%, 12/01/22	12/17 at 100.00	Baa2	1,086,380
125,620	Total Colorado			125,783,515

	Connecticut – 0.1%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2005B, 5.000%, 7/01/14 – RAAI Insured	No Opt. Call	N/R	1,015,670

3,470	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/14 at 100.00	A–	3,474,025
4,470	Total Connecticut			4,489,695

Nuveen Investments	61

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
$1,000	4.000%, 7/01/22	No Opt. Call	BBB–	$944,440
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB–	3,790,136
4,995	Total Delaware			4,734,576

	District of Columbia – 0.9%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BBB–	3,637,578

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
3,750	5.875%, 5/15/14	No Opt. Call	A1	3,762,113
4,130	6.250%, 5/15/24	5/14 at 100.00	A1	4,109,020
2,980	6.500%, 5/15/33	No Opt. Call	Baa1	3,157,399

10,165	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	4/14 at 100.00	AA+	12,180,923

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20	10/19 at 100.00	AA–	500,522
1,715	6.500%, 10/01/23	10/19 at 100.00	AA–	1,958,341
825	6.500%, 10/01/24	10/19 at 100.00	AA–	934,181

3,665	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A	4,120,596
31,530	Total District of Columbia			34,360,673

	Florida – 6.3%

1,615	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1, 5.500%, 6/01/17	No Opt. Call	A+	1,850,548

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
150	5.000%, 6/01/15	No Opt. Call	A+	159,381
3,160	5.000%, 6/01/18	No Opt. Call	A+	3,609,636
200	5.000%, 6/01/19	No Opt. Call	A+	229,912

125	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1, 5.250%, 6/01/17	No Opt. Call	A+	142,210

1,055	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding Series 2002, 6.250%, 8/15/23	2/14 at 100.00	B3	1,055,222

2,205	Clay County School Board, Florida, Certificates of Participation, Refunding Series 2005B, 5.000%, 7/01/18 – NPFG Insured	7/15 at 100.00	A1	2,298,007

1,860	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Series 2013, 6.000%, 11/01/33	11/23 at 100.00	BBB–	1,869,337

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,685	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	13,333,457
33,180	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+	37,220,286

	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
35	5.000%, 6/01/16	No Opt. Call	A+	38,528
85	5.000%, 6/01/18	No Opt. Call	A+	97,095

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)
$480	5.000%, 6/01/19	No Opt. Call	A+	$551,789
4,545	5.000%, 6/01/20	No Opt. Call	A+	5,229,113

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,053,905

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	Baa1	2,490,642

2,380	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	2,415,676

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2008A, 6.500%, 11/15/38 (Mandatory put 11/17/15)	No Opt. Call	AA	2,216,920

	Jacksonville, Florida, Capital Improvement Refunding Revenue Bonds, Series 2012:
2,240	5.000%, 10/01/20	No Opt. Call	AA	2,630,634
2,385	5.000%, 10/01/21	No Opt. Call	AA	2,798,106
4,605	5.000%, 10/01/27	No Opt. Call	AA	5,090,137

	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2013C:
4,275	5.250%, 10/01/27	10/23 at 100.00	Aa2	4,851,954
5,575	5.250%, 10/01/28	10/23 at 100.00	Aa2	6,288,544
5,530	5.250%, 10/01/29	10/23 at 100.00	Aa2	6,199,517
8,085	5.250%, 10/01/30	10/23 at 100.00	Aa2	9,008,307

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
2,000	5.000%, 10/01/23	No Opt. Call	Aa2	2,332,960
2,000	5.000%, 10/01/24	No Opt. Call	Aa2	2,280,660

2,520	Miami-Dade County Educational Facilities Authority, Revenue Bonds, Florida University of Miami, Series 2008A, 5.150%, 4/01/23	4/16 at 100.00	A–	2,705,371

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,056,082
3,000	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	A	3,409,200
5,000	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	5,623,900

6,285	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	6,396,810

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa3	5,205,350

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,575	4.000%, 4/01/16	No Opt. Call	AA–	1,685,849
1,975	5.000%, 4/01/21	4/20 at 100.00	AA–	2,240,460
5,015	5.250%, 4/01/30	4/20 at 100.00	AA–	5,358,528

5,000	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B, 5.000%, 10/01/35	10/22 at 100.00	A+	5,146,700

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured	10/20 at 100.00	AA–	5,345,600

2,100	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28	10/18 at 100.00	A–	2,199,960

3,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	Aa2	3,605,088

Nuveen Investments	63

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,000	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/25	No Opt. Call	AA	$2,360,960

3,005	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series 2012, 5.000%, 7/01/20	No Opt. Call	A	3,514,798

10,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	11,083,900

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	A1	11,198,366

22,980	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA	24,748,081

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – AGM Insured	1/15 at 100.00	AA+	6,276,813

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
555	5.000%, 9/01/22	No Opt. Call	A+	639,865
1,900	5.000%, 9/01/23	9/22 at 100.00	A+	2,150,021
1,220	3.125%, 9/01/24	9/22 at 100.00	A+	1,170,200
1,250	5.000%, 9/01/25	9/22 at 100.00	A+	1,384,513
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,635,135
1,900	5.000%, 9/01/28	No Opt. Call	A+	2,059,087
5,500	4.000%, 9/01/33	No Opt. Call	A+	5,113,845

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	382,505
223,705	Total Florida			243,039,470

	Georgia – 1.0%

	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012B:
2,000	5.000%, 1/01/23	No Opt. Call	A+	2,289,820
1,500	5.000%, 1/01/28	No Opt. Call	A+	1,639,710

2,000	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 4.375%, 12/01/18 – AGC Insured	12/17 at 100.00	AA–	2,140,600

2,165	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	2,532,184

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center Inc., Series 2012A:
2,000	5.000%, 1/01/18	No Opt. Call	AA	2,296,940
3,325	5.000%, 1/01/23	1/22 at 100.00	AA	3,759,179
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,170,710
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	9,853,310

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BB–	1,006,100

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	1,276,450

	Fayette County School District, Georgia, General Obligation Bonds, Deferred Interest Series 2005:
675	4.150%, 3/01/14 – AGM Insured	No Opt. Call	AA+	677,241
265	4.250%, 3/01/15 – AGM Insured	No Opt. Call	AA+	276,475

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$4,500	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A, 5.800%, 2/15/18	2/14 at 100.00	N/R	$4,504,680

2,000	Glynn-Brunswick Memorial Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, Southeast Georgia Health Systems, Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A2	2,147,720
37,230	Total Georgia			40,571,119

	Guam – 0.1%

4,060	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	4,101,412

	Hawaii – 0.2%

5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A2	5,195,500

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A2	1,086,849
6,025	Total Hawaii			6,282,349

	Idaho – 0.2%

3,000	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	Aa2	3,507,150

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BB+	469,503
1,300	5.250%, 9/01/20	9/16 at 100.00	BB+	1,331,330

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured	No Opt. Call	AA–	1,110,890
5,750	Total Idaho			6,418,873

	Illinois – 9.5%

1,840	Bolingbrook Park District, Illinois, General Obligation Bonds, Series 2007A, 4.500%, 1/01/17 – CIFG Insured	No Opt. Call	Aa2	2,023,246

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	Aa3	1,176,952
2,550	0.000%, 1/01/31	7/23 at 68.94	Aa3	1,001,793
2,750	0.000%, 1/01/32	7/23 at 65.28	Aa3	1,013,430
4,000	0.000%, 1/01/33	7/23 at 61.69	Aa3	1,373,840

4,415	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.746%, 6/01/14 (IF)	No Opt. Call	AAA	5,359,545

5,545	Chicago Park District, Illinois, General Obligation Bonds, Refunding Series 2005B, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AA+	5,720,167

2,300	Chicago Park District, Illinois, General Obligation Bonds, Series 2010A, 4.500%, 1/01/23	7/20 at 100.00	AA+	2,435,838

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,876,893
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,520,521

7,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/15 – FGIC Insured	No Opt. Call	A+	6,936,580

2,000	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.300%, 1/01/16 – NPFG Insured	No Opt. Call	A+	2,151,920

Nuveen Investments	65

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	AA	$1,664,325

1,410	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA+	1,543,175

3,465	Cook County High School District 205 Thornton Township, Illinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA–	3,828,756

1,000	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds, Series 2004, 5.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	1,096,370

2,250	Cook County School District 123 Oak Lawn, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/15 – NPFG Insured	No Opt. Call	A+	2,201,355

1,175	Cook County School District 88, Bellwood, Illinois, General Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 – AGM Insured	12/14 at 100.00	A2	1,217,053

500	Cook County School District 88, Bellwood, Illinois, General Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	A2 (4)	520,215

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,600	5.000%, 11/15/20	No Opt. Call	AA	2,992,990
2,770	5.000%, 11/15/21	No Opt. Call	AA	3,175,223
2,400	5.000%, 11/15/22	No Opt. Call	AA	2,723,448

	Cook County, Illinois, General Obligation Bonds, Series 2004A:
6,425	5.000%, 11/15/17 (Pre-refunded 5/15/14) – AMBAC Insured	5/14 at 101.00	A1 (4)	6,579,714
13,650	5.000%, 11/15/17 (Pre-refunded 5/15/14) – AMBAC Insured	5/14 at 101.00	AA (4)	13,978,692

1,000	Elk Grove Village, Cook and DuPage Counties, Illinois, General Obligation Bonds, Improvement Series 2007, 4.125%, 1/01/19 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	Aa1 (4)	1,071,550

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,550	5.875%, 2/01/19	8/18 at 100.00	Aa3	1,827,931
2,100	5.875%, 2/01/22	8/18 at 100.00	Aa3	2,438,583
2,545	5.875%, 2/01/24	8/18 at 100.00	Aa3	2,945,863

2,750	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGM Insured	No Opt. Call	Aa3	2,524,143

	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A:
1,000	4.750%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	AA–	1,091,940
500	4.125%, 3/01/30 (Mandatory put 3/01/16)	No Opt. Call	AA–	529,875

1,525	Illinois Finance Authority, Gas Supply Revenue Refunding Bonds, Peoples Gas, Light and Coke Company, Senior Lien Series 2005A, 4.300%, 6/01/35 (Mandatory put 6/01/16) – AMBAC Insured	No Opt. Call	Aa3	1,644,377

4,000	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 5.750%, 4/01/24	10/19 at 100.00	BBB	4,213,640

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A–	14,117,993

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 – AMBAC Insured	2/18 at 100.00	A	1,286,916
1,280	6.000%, 2/01/26 – AMBAC Insured	2/18 at 100.00	A	1,368,269
500	6.000%, 2/01/28 – AMBAC Insured	2/18 at 100.00	A	529,425

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,000	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	BBB–	$971,470

465	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.000%, 2/15/15	No Opt. Call	BB–	470,338

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3	1,055,020

680	Illinois Finance Authority, Revenue Bonds, Landing at Plymouth Place Project, Series 2005A, 5.250%, 5/15/14	No Opt. Call	N/R	682,292

4,200	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29	5/19 at 100.00	A	4,979,184

2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/21 – NPFG Insured	5/17 at 100.00	AA–	2,143,080

9,800	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	10,335,864

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	4/17 at 100.00	BBB	512,775
3,600	5.400%, 4/01/27	4/17 at 100.00	BBB	3,645,108

2,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24	11/18 at 100.00	A+	2,338,860

1,500	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29	5/19 at 100.00	A+	1,694,730

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	5,466,250

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/17	No Opt. Call	AA–	2,247,260

600	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (5), (6)	5/14 at 100.00	N/R	6

	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A:
700	5.400%, 5/15/17 (5)	5/14 at 100.00	N/R	7
700	5.500%, 5/15/18 (6)	5/14 at 100.00	N/R	7

655	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.500%, 2/15/14	No Opt. Call	N/R	655,576

3,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	3,517,898

115	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1983 (Mercy Hospital and Medical Center), Chicago, Illinois, 10.000%, 1/01/15 (ETM)	No Opt. Call	N/R (4)	124,324

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – NPFG Insured	2/14 at 100.00	AA–	7,439,270

1,620	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.100%,6/15/16 – AMBAC Insured	6/15 at 101.00	A	1,727,131

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,500	5.000%, 12/15/17	12/16 at 100.00	AA+	2,791,500
2,500	5.000%, 6/15/18	12/16 at 100.00	AA+	2,788,875

Nuveen Investments	67

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$555	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–	$598,085

	Illinois State, General Obligation Bonds, Refunding Series 2010:
510	5.000%, 1/01/16	No Opt. Call	A–	549,591
520	5.000%, 1/01/17	No Opt. Call	A–	575,281
1,590	5.000%, 1/01/18	No Opt. Call	A–	1,792,805
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA–	6,892,002
17,025	5.000%, 1/01/19	No Opt. Call	A–	19,298,348

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,735	5.000%, 8/01/20	No Opt. Call	A–	8,743,567
6,320	5.000%, 8/01/21	No Opt. Call	A–	7,148,994
2,450	5.000%, 8/01/22	No Opt. Call	A–	2,733,637
2,730	5.000%, 8/01/23	No Opt. Call	A–	3,026,915
1,055	5.000%, 8/01/24	8/22 at 100.00	A–	1,150,762
270	5.000%, 8/01/25	8/22 at 100.00	A–	292,178

	Illinois State, General Obligation Bonds, Series 2004A:
2,590	5.000%, 3/01/18	3/14 at 100.00	A–	2,599,402
805	5.000%, 3/01/22	3/14 at 100.00	A–	807,214

	Illinois State, General Obligation Bonds, Series 2006A:
1,075	5.000%, 6/01/17	No Opt. Call	A–	1,201,829
10,000	5.000%, 6/01/18	No Opt. Call	A–	11,372,700

1,000	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/27	1/16 at 100.00	A–	1,040,470

1,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A–	1,009,940

	Illinois State, General Obligation Bonds, Series 2012A:
7,790	4.000%, 1/01/20	No Opt. Call	A–	8,329,224
12,100	4.000%, 1/01/22	No Opt. Call	A–	12,681,284

	Illinois State, General Obligation Bonds, Series 2013:
4,200	5.500%, 7/01/25	7/23 at 100.00	A–	4,735,920
2,760	5.500%, 7/01/26	7/23 at 100.00	A–	3,074,116
1,000	5.500%, 7/01/27	7/23 at 100.00	A–	1,095,750

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,665	5.000%, 12/01/21 (WI/DD, Settling 2/26/14)	No Opt. Call	AA–	1,963,584
3,335	5.000%, 12/01/22 (WI/DD, Settling 2/26/14)	No Opt. Call	AA–	3,910,955
4,085	5.000%, 1/01/33	1/23 at 100.00	AA–	4,324,258

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	12,307,806
1,000	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,464,850
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	7,770,629

3,270	Kendall County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007, 5.250%, 1/01/24 – FGIC Insured	1/18 at 100.00	A+	3,658,574

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA–	1,793,274

	McCook, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	A–	547,350
1,000	5.100%, 12/01/28	12/18 at 100.00	A–	1,081,530

1,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds, Refunding Series 2002B, 5.200%, 6/15/17 – NPFG Insured	No Opt. Call	AAA	1,140,160

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012B, 5.000%, 12/15/22	No Opt. Call	AAA	$1,674,150

2,270	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011., 0.000%, 12/01/24	No Opt. Call	A+	1,478,292

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	317,868
275	5.000%, 10/01/24	10/22 at 100.00	Baa1	291,492

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,570	5.250%, 6/01/21	No Opt. Call	A	8,757,809
3,935	5.500%, 6/01/23	6/21 at 100.00	A–	4,410,505

500	Rockford School District 205, Winnebago and Boone Counties, Illinois, General Obligation Bonds, Series 2001, 5.000%, 2/01/14 – FGIC Insured	No Opt. Call	A1	500,000

	Saint Clair County, Illinois, General Obligation Bonds, Alternative Revenue Source Refunding Series 2009:
1,000	4.500%, 10/01/20	10/19 at 100.00	AA	1,117,630
1,100	5.000%, 10/01/22	10/19 at 100.00	AA	1,219,713

1,680	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured	No Opt. Call	A2	1,606,013

1,320	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	A2 (4)	1,287,739

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA–	1,135,610

2,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/26	2/17 at 100.00	BBB–	2,007,000

1,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 5.000%, 10/01/18 – NPFG Insured	10/16 at 100.00	A+	1,094,350

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,390,473
2,830	4.000%, 11/01/22	No Opt. Call	A+	2,947,247

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Aa2	2,495,241

3,870	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002, 0.000%, 11/01/17 – AGM Insured	No Opt. Call	AA–	3,611,716

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA	600,987
1,005	5.750%, 6/01/25	6/18 at 100.00	AA	1,118,666
335	5.750%, 6/01/26	6/18 at 100.00	AA	372,889

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
325	5.750%, 6/01/25 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	390,683
85	5.750%, 6/01/26 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	102,179

Nuveen Investments	69

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$9,360	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB	$10,221,962

	Winnebago-Boone Counties School District 205, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	AA–	2,538,785
3,340	0.000%, 2/01/26	No Opt. Call	AA–	1,942,978
351,675	Total Illinois			366,634,332

	Indiana – 1.5%

710	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/17	4/14 at 100.00	BB+	715,155

1,000	Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Refunding Series 2007, 4.500%, 7/15/20 – AMBAC Insured	7/17 at 100.00	A	1,093,370

5,550	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	5,971,911

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA–	6,061,292

	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006A:
4,925	5.000%, 2/15/36	2/16 at 100.00	AA–	4,959,968
540	5.250%, 2/15/40	2/16 at 100.00	AA–	545,805

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	3/14 at 100.00	BBB	3,003,300

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33	7/23 at 100.00	A+	2,989,305
2,500	5.250%, 1/01/34	7/23 at 100.00	A+	2,705,375

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	A+	3,331,048

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A+	5,823,300

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	A	3,438,959

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	A3	1,876,084
940	5.000%, 4/01/22	No Opt. Call	A3	1,038,672
2,015	5.000%, 4/01/24	4/22 at 100.00	A3	2,169,369

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.000%, 2/01/17	No Opt. Call	N/R	518,090
500	4.000%, 8/01/17	No Opt. Call	N/R	518,935
500	4.250%, 2/01/18	No Opt. Call	N/R	520,480
500	4.250%, 8/01/18	No Opt. Call	N/R	520,625
500	4.500%, 2/01/19	No Opt. Call	N/R	522,430
500	4.500%, 8/01/19	No Opt. Call	N/R	521,460
500	4.750%, 2/01/20	No Opt. Call	N/R	522,940
500	4.750%, 8/01/20	No Opt. Call	N/R	521,130
250	4.750%, 2/01/21	No Opt. Call	N/R	256,848

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)
$500	4.750%, 8/01/21	No Opt. Call	N/R	$511,165
500	5.000%, 2/01/22	No Opt. Call	N/R	515,470
500	5.000%, 8/01/22	2/22 at 100.00	N/R	511,615
500	5.000%, 8/01/23	2/22 at 100.00	N/R	505,230
500	5.000%, 2/01/24	2/22 at 100.00	N/R	501,055

1,250	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2007, 4.000%, 7/15/18 –NPFG Insured	7/17 at 100.00	AA+	1,369,263

1,370	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	5/14 at 100.00	N/R (4)	1,693,279

5,210	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17 (7)	2/15 at 100.00	N/R	556,793

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
450	5.750%, 5/15/16	No Opt. Call	N/R	470,340
230	5.550%, 5/15/19	5/14 at 100.00	N/R	230,193
56,950	Total Indiana			57,010,254

	Iowa – 1.4%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,000	5.250%, 6/15/25	6/20 at 100.00	A2	1,070,870
2,000	5.250%, 6/15/26	6/20 at 100.00	A2	2,128,480
3,135	5.250%, 6/15/27	6/20 at 100.00	A2	3,312,002
2,000	5.375%, 6/15/28	6/20 at 100.00	A2	2,111,780
2,035	5.500%, 6/15/29	6/20 at 100.00	A2	2,154,638

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured	1/21 at 100.00	AA–	2,027,494
1,890	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA–	2,077,998
1,520	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA–	1,651,647
1,000	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–	1,078,350

10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	Aa3	10,419,700

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
2,235	5.250%, 7/01/14	No Opt. Call	BB+	2,257,484
4,460	5.250%, 7/01/15	No Opt. Call	BB+	4,598,349
2,000	5.250%, 7/01/16	No Opt. Call	BB+	2,094,800
820	5.000%, 7/01/19	7/16 at 100.00	BB+	840,016

8,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	8,557,661

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25	9/20 at 100.00	BB	1,254,063

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College, Series 2005A:
925	4.700%, 10/01/16	4/14 at 100.00	BB	925,638
1,100	4.750%, 10/01/17	4/14 at 100.00	BB	1,100,572
1,155	4.800%, 10/01/18	4/14 at 100.00	BB	1,155,347

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22	6/20 at 100.00	AA	2,230,340
50,995	Total Iowa			53,047,229

Nuveen Investments	71

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 1.7%

$17,455	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A2	$16,970,449

10,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A2	9,722,400

2,050	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Refunding Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	2,326,320

1,405	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 4.500%, 11/15/17	11/15 at 100.00	A2	1,484,003

2,200	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	AA	2,551,142

3,175	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29	11/17 at 100.00	AA	3,400,457

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA	2,055,461

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21	9/17 at 100.00	A+	1,072,600

	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A:
765	5.750%, 11/15/14	No Opt. Call	N/R	779,948
820	5.750%, 11/15/15	No Opt. Call	N/R	851,890

75	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa	76,200

10,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	12,050,700

15,825	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	10,859,748
66,620	Total Kansas			64,201,318

	Kentucky – 1.7%

1,025	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.625%, 8/15/27	8/19 at 100.00	A+	1,110,188

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	8,561,187

4,735	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	5,290,747

20,700	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3	24,135,786

460	Laurel County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2006, 4.500%, 8/01/24 – AMBAC Insured	8/16 at 100.00	Aa3	491,455

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3	7,548,660

1,135	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa3	1,202,578

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$4,420	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A–	$4,448,907

10,200	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	10,334,130

1,975	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	8/19 at 100.00	A1	1,995,955
59,825	Total Kentucky			65,119,593

	Louisiana – 2.7%

12,180	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	12,853,067

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A, 6.750%, 12/15/37 (7)	12/17 at 100.00	N/R	1,098,760

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,015	5.000%, 5/15/16	No Opt. Call	Baa1	2,171,424
5,155	5.000%, 5/15/20	5/17 at 100.00	Baa1	5,564,874

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,000	5.000%, 7/01/22	No Opt. Call	A	1,131,110
2,750	5.000%, 7/01/29	7/23 at 100.00	A	2,940,520
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,266,500

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,765	5.250%, 5/01/18 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,939,886
5,500	5.000%, 5/01/24 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	5,830,715
7,265	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	7,701,844

22,115	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/26	8/22 at 100.00	Aa2	25,398,635

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	No Opt. Call	AA–	1,273,333
5,070	5.000%, 9/01/31	No Opt. Call	AA–	5,465,561
4,000	5.000%, 9/01/32	No Opt. Call	AA–	4,285,800

	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	A3	4,766,630
3,940	5.000%, 12/01/20	No Opt. Call	A3	4,506,651
5,400	5.000%, 12/01/21	No Opt. Call	A3	6,129,864

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BBB+	511,220

5,745	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,809,804
97,705	Total Louisiana			105,646,198

Nuveen Investments	73

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine – 0.2%

$320	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 3.000%, 7/01/23	No Opt. Call	Baa1	$300,861

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	1,055,930
3,850	6.750%, 7/01/41	7/21 at 100.00	BBB–	4,044,040

740	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	1/18 at 100.00	AA	805,364

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	546,830
225	4.000%, 7/01/20	No Opt. Call	BBB+	243,439
290	5.000%, 7/01/22	No Opt. Call	BBB+	327,564
6,925	Total Maine			7,324,028

	Maryland – 0.2%

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA	596,280
1,210	5.000%, 7/01/22	No Opt. Call	AA	1,442,393
1,000	5.000%, 7/01/26	1/24 at 100.00	AA	1,163,930
1,715	5.000%, 7/01/27	1/24 at 100.00	AA	1,984,204

200	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	7/14 at 100.00	Aa2	200,632

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	255,870

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A2	2,169,220

700	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.000%, 11/01/15	No Opt. Call	BBB+	729,911
7,575	Total Maryland			8,542,440

	Massachusetts – 2.3%

2,975	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	AA+	3,535,014

10,000	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA	12,122,400

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/17 at 100.00	N/R	2,568,900

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
1,355	5.000%, 10/01/17	No Opt. Call	N/R	1,395,122
515	5.000%, 10/01/18	10/17 at 100.00	N/R	525,326

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	976,406
1,765	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,859,410
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,788,869

1,055	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.800%, 1/01/17 (Alternative Minimum Tax)	7/14 at 100.00	AA	1,125,432

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/15 – AGC Insured	No Opt. Call	AA–	$2,127,400

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22	10/19 at 100.00	Baa1	550,150
2,595	5.500%, 10/15/26	10/19 at 100.00	Baa1	2,840,072

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB	3,374,940

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
330	5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)	7/14 at 100.00	N/R	329,984
140	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	7/14 at 100.00	N/R	140,055
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	7/14 at 100.00	N/R	49,772
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/14 at 100.00	N/R	1,384,879

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA+	10,403,800

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+ (4)	10,394,400

27,340	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – AGM Insured	No Opt. Call	AA+	31,252,901

1,400	Springfield, Massachusetts, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/20 – AGM Insured	2/17 at 100.00	AA	1,524,362
81,605	Total Massachusetts			90,269,594

	Michigan – 5.1%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 – AGM Insured	5/18 at 100.00	Aa2	873,021

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	A–	1,811,029
2,650	0.000%, 7/01/23	No Opt. Call	A–	1,458,269
2,880	0.000%, 7/01/24	No Opt. Call	A–	1,476,202

7,100	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	BBB+	6,503,387

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured (7)	4/14 at 100.00	Caa3	7,148,186

9,995	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 0.280%, 7/01/32 – NPFG Insured (8)	7/14 at 100.00	A	7,289,510

9,295	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – AGM Insured	7/16 at 100.00	AA–	9,292,397

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	7,203,972

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA–	2,977,890

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BB+	1,090,649

5,925	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 4.500%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	A1 (4)	5,989,346

Nuveen Investments	75

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
$1,535	5.000%, 6/01/17	No Opt. Call	A+	$1,694,318
800	4.000%, 6/01/17	No Opt. Call	A+	853,240
2,220	5.000%, 6/01/18	No Opt. Call	A+	2,479,562
1,900	5.000%, 6/01/19	No Opt. Call	A+	2,126,822

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B:
15,250	5.000%, 7/01/21	7/18 at 100.00	AAA	17,264,220
17,575	5.000%, 7/01/22	7/16 at 100.00	AAA	19,237,947
11,090	5.000%, 1/01/23	1/16 at 100.00	AAA	11,902,453
6,850	5.000%, 7/01/23	7/14 at 100.00	AAA	6,978,986

10,110	Michigan Hospital Finance Authority, Refunding and Project Revenue Bonds, Ascension Health Senior Credit Group, Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,280,455

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,932,197

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A	2,192,340
3,530	5.000%, 7/15/19	7/17 at 100.00	A	3,837,004

1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	1,953,896

6,930	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	7,227,574

5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa3	5,319,950

5,425	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa3	5,772,146

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,767,456

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	BBB	1,095,293
1,260	5.500%, 6/01/17	6/16 at 100.00	BBB	1,375,114
1,330	5.500%, 6/01/18	6/16 at 100.00	BBB	1,438,422

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa2	5,482,878

1,300	Romulus Economic Development Corporation, Michigan, Limited Obligation Revenue Refunding Bonds, Romulus HIR LP Project, Series 1992, 7.000%, 11/01/15 (ETM)	4/14 at 100.00	N/R (4)	1,447,875

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa2	5,761,418
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa2	5,624,124
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa2	4,379,301

1,415	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	BBB–	1,519,965

8,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,893,600

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,300	Western Michigan University, General Revenue Refunding Bonds, Series 2008, 5.000%, 11/15/23 – AGM Insured	5/18 at 100.00	AA–	$1,445,730
191,485	Total Michigan			196,398,144

	Minnesota – 0.9%

1,590	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.375%, 2/01/17	2/16 at 100.00	N/R	1,647,033

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	1,876,982

2,115	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	2,475,417

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
2,650	5.000%, 8/01/18	No Opt. Call	BBB	2,898,173
1,240	4.250%, 8/01/20	8/18 at 100.00	BBB	1,280,064

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,255	5.500%, 5/01/20	5/17 at 100.00	N/R	1,308,338
815	5.500%, 5/01/21	5/17 at 100.00	N/R	844,112

	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2014A:
4,280	5.000%, 6/01/22	No Opt. Call	AA	5,089,562
4,675	5.000%, 6/01/23	No Opt. Call	AA	5,550,441
2,615	5.000%, 6/01/24	6/23 at 100.00	AA	3,064,231

1,225	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–	1,278,643

425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	431,851

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A–	684,905

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	A	1,059,980

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	1,101,880

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
400	5.000%, 2/01/14	No Opt. Call	N/R	400,000
300	5.000%, 2/01/15	No Opt. Call	N/R	310,098

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	486,490

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	BBB–	2,787,987
31,090	Total Minnesota			34,576,187

	Mississippi – 0.8%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/14 at 100.00	BBB	8,660,433

Nuveen Investments	77

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A:
$1,440	5.000%, 8/15/16	No Opt. Call	A–	$1,573,978
10,140	5.000%, 8/15/20	8/17 at 100.00	A–	10,942,581

8,860	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28	12/23 at 100.00	AA+	10,192,633
29,100	Total Mississippi			31,369,625

	Missouri – 2.0%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	BBB+	1,343,978
3,030	5.000%, 6/01/20	6/17 at 100.00	BBB+	3,206,740

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,058,110

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,405	4.350%, 3/01/14	No Opt. Call	BBB+	1,408,625
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,509,726
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,600,552

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,309,682

1,500	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.800%, 11/15/17	5/14 at 100.00	N/R	1,499,895

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 – AGC Insured	4/18 at 100.00	AA–	568,580

1,285	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.625%, 6/01/29 (Pre-refunded 6/01/14)	6/14 at 100.00	A (4)	1,308,438

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22	3/18 at 100.00	A–	2,130,220

1,130	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/16	No Opt. Call	Baa2	1,236,503

1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,441,762

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB+	463,832

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005B:
850	4.350%, 2/01/15	No Opt. Call	BBB+	872,814
930	4.375%, 2/01/16	No Opt. Call	BBB+	977,579

1,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 4.200%, 1/01/18 – NPFG Insured	1/16 at 100.00	A	1,039,480

4,330	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/18 – AMBAC Insured	1/17 at 100.00	A	4,817,991

1,060	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	5/14 at 100.00	N/R	1,061,505

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$5,830	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+	$6,473,807

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R	505,215

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
11,500	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A	13,273,760
17,305	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	20,531,171

1,200	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA–	1,299,804
68,435	Total Missouri			75,939,769

	Montana – 0.2%

	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A:
1,385	5.750%, 5/15/16	No Opt. Call	N/R	1,444,513
1,675	6.000%, 5/15/25	5/16 at 100.00	N/R	1,694,598

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Composite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,738,625
5,560	Total Montana			5,877,736

	Nebraska – 0.8%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA–	1,210,490

600	Douglas County Hospital Authority 3, Nebraska, Health Facilities Refunding and Revenue Bonds, Nebraska Methodist Health System, Series 2008, 5.750%, 11/01/28	11/18 at 100.00	BBB+	628,572

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
665	4.000%, 6/15/23	6/22 at 100.00	AA–	717,502
1,830	4.000%, 6/15/24	6/22 at 100.00	AA–	1,947,724
1,265	4.000%, 6/15/25	6/22 at 100.00	AA–	1,333,032

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA–	817,886
1,000	5.125%, 1/01/23	1/20 at 100.00	AA–	1,077,270

2,000	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, BryanLGH Medical Center Project, Refunding Series 2006, 4.000%, 6/01/18	6/16 at 100.00	A1	2,108,120

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	No Opt. Call	A–	6,062,242

	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012:
3,380	5.000%, 9/01/25	9/22 at 100.00	AA	3,887,642
3,215	5.000%, 9/01/26	9/22 at 100.00	AA	3,670,855

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,465	5.000%, 1/01/23	1/22 at 100.00	A1	1,686,230
1,500	5.000%, 1/01/24	1/22 at 100.00	A1	1,709,400
950	5.000%, 1/01/25	1/22 at 100.00	A1	1,073,339

Nuveen Investments	79

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014:
$725	5.000%, 12/01/21 (WI/DD, Settling 2/13/14)	No Opt. Call	Aa2	$867,709
1,230	5.000%, 12/01/22 (WI/DD, Settling 2/13/14)	No Opt. Call	Aa2	1,471,326
27,600	Total Nebraska			30,269,339

	Nevada – 2.0%

3,000	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24	No Opt. Call	AA–	3,301,920

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A	2,224,800
1,000	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A	1,097,970
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A	2,073,478

16,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,805,280

1,880	Henderson, Nevada, Limited Obligation Refunding Bonds, Local Improvement District T-4C, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	5/14 at 100.00	N/R	1,890,754

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,035	5.000%, 6/01/24	6/22 at 100.00	AA+	2,339,395
1,500	5.000%, 6/01/25	6/22 at 100.00	AA+	1,706,370
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,257,680

	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,772,503
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,133,500
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	13,979,856

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
100	4.000%, 6/01/19	No Opt. Call	N/R	99,492
50	4.000%, 6/01/20	No Opt. Call	N/R	49,149
445	5.000%, 6/01/22	No Opt. Call	N/R	455,168

4,660	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,514,225

11,105	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	13,114,117

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
2,265	5.000%, 7/01/22	7/21 at 100.00	AA	2,581,217
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,288,953
69,655	Total Nevada			78,685,827

	New Hampshire – 0.6%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+	412,731
430	5.000%, 7/01/15	No Opt. Call	BBB+	455,198
445	5.000%, 7/01/16	No Opt. Call	BBB+	486,496

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire (continued)

$1,000	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.500%, 7/01/25 (Pre-refunded 7/01/15)	7/15 at 100.00	N/R (4)	$1,073,680

1,250	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group Issue, Series 2004, 5.375%, 7/01/24	7/14 at 100.00	A	1,260,375

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+	6,293,014

1,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/21	6/16 at 100.00	BBB	1,026,730

1,300	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Refunding Series 2007A, 4.500%, 2/15/20 – NPFG Insured	8/17 at 100.00	AA	1,423,175

12,125	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Series 2005d, 5.000%, 7/15/29 – NPFG Insured	7/15 at 100.00	A+	12,734,645
23,615	Total New Hampshire			25,166,044

	New Jersey – 6.4%

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,905	5.375%, 6/15/15 (ETM)	No Opt. Call	Aaa	8,465,385
2,085	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	2,337,494
4,250	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	4,764,675

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,100	5.000%, 6/15/17	No Opt. Call	BBB+	1,230,966
5,205	5.000%, 6/15/19	No Opt. Call	BBB+	5,975,236
5,045	5.000%, 6/15/20	No Opt. Call	BBB+	5,757,001
17,495	5.000%, 6/15/21	No Opt. Call	BBB+	19,794,193
2,130	5.000%, 6/15/22	No Opt. Call	BBB+	2,390,606
1,000	5.000%, 6/15/22	No Opt. Call	AA–	1,131,730
3,650	5.000%, 6/15/23	6/22 at 100.00	BBB+	4,034,747
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,206,232
7,540	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,035,303
4,950	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,228,042
845	4.250%, 6/15/27	6/22 at 100.00	BBB+	837,040
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB+	4,838,814

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB–	1,394,739
1,685	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA–	1,711,269

25,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/21	No Opt. Call	A+	29,070,750

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	BBB	416,444

31,405	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A+	34,269,450

8,075	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/17 (Pre-refunded 12/15/15) – FGIC Insured	12/15 at 100.00	AA+ (4)	8,828,559

1,340	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A+	541,936

Nuveen Investments	81

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$10,050	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A+	$11,543,732

3,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A+	4,034,284

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
20,200	5.000%, 6/15/21	No Opt. Call	A+	23,447,150
14,000	5.000%, 6/15/22	No Opt. Call	A+	16,157,540

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,965	3.000%, 1/01/20	No Opt. Call	A1	5,154,762
2,950	3.000%, 1/01/21	No Opt. Call	A1	3,010,121

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
14,230	4.500%, 6/01/23	6/17 at 100.00	B1	13,399,395
625	4.625%, 6/01/26	6/17 at 100.00	B1	542,413
20,500	5.000%, 6/01/29	6/17 at 100.00	B2	16,853,050
231,235	Total New Jersey			248,403,058

	New York – 5.9%

4,055	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–	4,341,161

355	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005, 5.000%, 11/01/14	5/14 at 100.00	Aa1	356,466

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,369,719

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA–	8,446,887

	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State University Educational Facilities Issue, Series 2012A:
10,000	5.000%, 5/15/24	5/22 at 100.00	AA–	11,476,900
9,230	5.000%, 5/15/25	5/22 at 100.00	AA–	10,460,913

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
130	0.000%, 6/01/17 – AGM Insured	No Opt. Call	AA–	123,921
80	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA–	62,523
315	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA–	234,442

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,705	5.000%, 12/01/19 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	A (4)	1,887,725
595	5.250%, 12/01/20 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	A (4)	662,217

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
725	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA–	795,035
200	4.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA–	214,706
550	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	590,310
580	5.000%, 12/01/26 – SYNCORA GTY Insured	6/16 at 100.00	A–	621,963

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$270	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35	6/16 at 100.00	A–	$280,368

25	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – AGC Insured	9/16 at 100.00	AA–	26,199

230	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35	9/16 at 100.00	A–	238,795

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
2,375	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	A	2,632,616
660	5.000%, 12/01/17	12/16 at 100.00	A–	730,811
1,505	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	A	1,658,284
13,600	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	A	14,985,160
210	5.000%, 12/01/20 – NPFG Insured	12/16 at 100.00	A	229,849
1,545	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	A	1,686,089
195	5.000%, 12/01/21 – NPFG Insured	12/16 at 100.00	A	212,807
1,595	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	A	1,737,418
1,050	5.000%, 12/01/22	12/16 at 100.00	A–	1,143,755

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
30	5.000%, 4/01/19	No Opt. Call	A–	34,556
225	5.250%, 4/01/20	4/19 at 100.00	A–	250,679
1,730	5.500%, 4/01/22	4/19 at 100.00	A–	1,936,372

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
850	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	A	927,478
505	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	A	565,898
10,285	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A	11,305,066
1,300	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	A	1,424,124
25	4.000%, 5/01/21 – NPFG Insured	11/16 at 100.00	A	26,033

1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16	No Opt. Call	A–	1,309,380

1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	1,333,392

15,310	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 (Pre-refunded 11/15/15) –AMBAC Insured	11/15 at 100.00	A (4)	16,600,633

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,196,620

3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/30	6/15 at 100.00	AAA	3,133,890

10,095	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA	11,349,203

10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	Aa2	11,802,200

100	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/15	2/14 at 100.00	AA	100,461

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	AA	5,911,810

Nuveen Investments	83

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$2,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	Aa2	$2,682,880

2,380	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	Aa2 (4)	2,438,072

21,235	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	24,235,506

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B:
8,040	5.000%, 6/01/17	No Opt. Call	AA–	9,162,706
9,015	5.000%, 6/01/18	No Opt. Call	AA–	10,450,909

1,715	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A, 5.000%, 6/01/20	6/16 at 100.00	AA–	1,871,802

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
1,545	5.000%, 6/01/19	6/14 at 100.00	AA–	1,569,148
1,000	5.000%, 6/01/19	6/15 at 100.00	AA–	1,059,180
560	5.000%, 6/01/20	6/15 at 100.00	AA–	591,517
1,040	5.000%, 6/01/20	6/16 at 100.00	AA–	1,135,087
2,860	5.000%, 6/01/21	6/16 at 100.00	AA–	3,121,490
1,500	5.000%, 6/01/21	6/17 at 100.00	AA–	1,671,555
8,770	5.000%, 6/01/22	6/17 at 100.00	AA–	9,773,025

10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	11,657,800

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	862,965

2,550	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/22 (WI/DD, Settling 2/06/14)	No Opt. Call	AA–	3,029,502
203,245	Total New York			226,727,978

	North Carolina – 1.2%

900	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB	984,294

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	593,969

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26	1/19 at 100.00	A–	2,213,920

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,000	5.000%, 1/01/20	No Opt. Call	A–	5,874,150
21,620	5.000%, 1/01/21	No Opt. Call	A–	25,294,968

1,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/22 – AGC Insured	1/18 at 100.00	AA–	1,871,683

2,120	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.000%, 10/01/14	No Opt. Call	N/R	2,131,618

4,955	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A	5,363,540

84	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$820	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2012A, 4.000%, 1/01/20	No Opt. Call	A	$915,686
39,725	Total North Carolina			45,243,828

	North Dakota – 0.2%

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,142,893

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006:
1,180	5.000%, 7/01/14	No Opt. Call	BBB–	1,197,724
2,410	5.125%, 7/01/20	7/16 at 100.00	BBB–	2,506,737
6,340	Total North Dakota			6,847,354

	Ohio – 3.0%

1,000	Akron, Ohio, Certificates of Participation, Refunding Series 2005, 5.000%, 12/01/15 (Pre-refunded 6/01/15) – AGC Insured	6/15 at 100.00	AA– (4)	1,063,420

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21	6/18 at 100.00	AA	1,405,933

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
375	5.000%, 6/01/15	No Opt. Call	A1	389,970
1,875	5.000%, 6/01/16	No Opt. Call	A1	1,999,425
60	5.000%, 6/01/17	No Opt. Call	Baa1	65,248

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
39,445	5.125%, 6/01/24	6/17 at 100.00	B–	33,260,418
25	5.875%, 6/01/30	6/17 at 100.00	B	20,160
15	5.750%, 6/01/34	6/17 at 100.00	B	11,680

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA–	3,555,058

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22	12/19 at 100.00	AA	1,873,060
1,780	5.000%, 12/01/23	12/19 at 100.00	AA	1,941,838

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Tender Option Bond Trust 2456, 18.246%, 12/01/15 (IF)	No Opt. Call	AA+	7,372,312

2,905	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	3,118,169

1,095	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/19 – AGM Insured	12/16 at 100.00	Aa1	1,182,556

	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006:
1,970	5.250%, 5/15/15	No Opt. Call	A	2,086,506
750	5.250%, 5/15/16	No Opt. Call	A	823,298

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	6,701,424

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
775	4.000%, 10/01/18	No Opt. Call	A1	850,051

Nuveen Investments	85

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)
$870	4.000%, 10/01/19	No Opt. Call	A1	$955,643
1,150	4.000%, 10/01/20	No Opt. Call	A1	1,252,695
1,205	5.000%, 10/01/21	No Opt. Call	A1	1,382,027
965	5.000%, 10/01/22	No Opt. Call	A1	1,105,543

	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 1997:
1,135	4.000%, 4/01/14	No Opt. Call	A3	1,140,981
1,000	4.500%, 4/01/15	No Opt. Call	A3	1,038,580

11,015	Ohio State, General Obligation Bonds, Common Schools Series 2007A, 5.000%, 6/15/15	No Opt. Call	AA+	11,737,033

6,960	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,858,327

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	9,784,901

8,000	Ohio State, General Obligation Highway Capital Improvement Bonds, Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	9,591,600

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 – AGC Insured	12/18 at 100.00	A2	558,555

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–	757,991
805	5.000%, 11/15/16	No Opt. Call	A–	883,399

1,250	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	N/R	1,210,038
114,210	Total Ohio			116,977,839

	Oklahoma – 0.6%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+	2,533,084
1,415	4.000%, 9/01/23	9/21 at 100.00	A+	1,467,298

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB–	2,556,627

10,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA	10,514,100

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
790	5.250%, 5/15/14	No Opt. Call	BBB+	800,080
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+	1,062,306

3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A, 5.375%, 6/01/24	6/15 at 100.00	BBB+	3,091,950
21,040	Total Oklahoma			22,025,445

	Oregon – 0.9%

	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Refunding Bonds, Series 2012B:
5,900	4.000%, 6/15/22	No Opt. Call	AA+	6,554,723
4,540	4.000%, 6/15/23	No Opt. Call	AA+	4,994,000

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$4,120	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA	$4,889,328

11,110	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	12,233,665

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22	5/19 at 100.00	AAA	4,597,320

	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A:
1,000	5.000%, 6/15/28 (WI/DD, Settling 2/12/14)	6/24 at 100.00	Aa1	1,149,250
1,080	5.000%, 6/15/29 (WI/DD, Settling 2/12/14)	6/24 at 100.00	Aa1	1,230,444
31,750	Total Oregon			35,648,730

	Pennsylvania – 4.1%

2,015	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	2,336,191

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	1,106,870

25,815	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	BBB–	25,219,448

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20	8/19 at 100.00	Aa2	1,466,199

	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Chester Medical Center, Refunding Series 2005:
1,275	5.000%, 12/15/15 – RAAI Insured	No Opt. Call	BBB–	1,345,023
1,405	5.000%, 12/15/17 – RAAI Insured	12/15 at 100.00	BBB–	1,468,127

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
535	5.250%, 10/01/20	10/18 at 100.00	BBB	582,529
565	5.375%, 10/01/21	10/18 at 100.00	BBB	607,448

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,073,230
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,088,147

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	3,165,685

1,300	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A	1,326,429

1,000	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005, 6.125%, 2/01/28	2/15 at 100.00	N/R	1,001,000

3,295	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	3,600,842

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,309,802
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,622,191
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,592,017

Nuveen Investments	87

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
$500	5.500%, 1/01/25 – AGM Insured	No Opt. Call	AA	$585,680
1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,267,682
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,837,439
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,307,665
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,397,480

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
2,160	5.000%, 1/01/21	1/19 at 100.00	Aaa	2,490,955
9,575	5.000%, 7/01/21	1/18 at 100.00	Aaa	10,862,646
7,800	5.000%, 1/01/22	7/17 at 100.00	Aaa	8,800,740
11,665	5.000%, 7/01/22	7/16 at 100.00	Aaa	12,833,600

9,785	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA–	9,788,327

15,020	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	13,815,096

3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	3,062,550

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	Aa3	10,603,200

4,270	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2010A, 5.000%, 6/01/16	No Opt. Call	Aa3	4,672,576

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.940%, 12/01/24	12/17 at 100.00	AA–	9,875,496

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
730	5.000%, 12/01/20	No Opt. Call	BBB–	797,313
1,105	5.000%, 12/01/21	No Opt. Call	BBB–	1,187,013
1,625	5.000%, 12/01/22	No Opt. Call	BBB–	1,723,296
1,705	5.000%, 12/01/23	6/23 at 100.00	BBB–	1,789,619
1,795	5.000%, 12/01/24	6/23 at 100.00	BBB–	1,870,318

1,400	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/19	No Opt. Call	BBB–	1,544,676

60	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	A1	66,904

1,205	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A, 5.500%, 1/01/16 (ETM)	No Opt. Call	N/R (4)	1,317,957
152,565	Total Pennsylvania			158,409,406

	Puerto Rico – 0.6%

260	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 4.250%, 7/01/25	No Opt. Call	BBB–	170,105

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – NPFG Insured	7/17 at 100.00	A	2,636,160

5,335	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	BBB–	5,273,701

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Puerto Rico (continued)

$1,015	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.500%, 7/01/35 (Mandatory put 7/01/17) – AMBAC Insured	7/17 at 100.00	BB+	$923,620

10,775	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	7,511,576

4,515	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A	4,506,692

3,790	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	BBB–	2,787,810
28,690	Total Puerto Rico			23,809,664

	Rhode Island – 0.2%

4,300	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28	9/23 at 100.00	BBB	4,363,769

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
2,030	6.000%, 6/01/23	6/14 at 100.00	Baa1	2,030,183
315	6.125%, 6/01/32	6/14 at 100.00	BBB+	314,975
6,645	Total Rhode Island			6,708,927

	South Carolina – 1.4%

12,700	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	13,900,404

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	A2	1,593,315
2,000	5.250%, 12/01/24	12/15 at 100.00	A2	2,124,420

	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20	No Opt. Call	A–	2,103,099
7,500	5.000%, 11/01/27	11/22 at 100.00	A–	7,948,200
13,190	5.000%, 11/01/28	11/22 at 100.00	A–	13,827,077
1,225	5.000%, 11/01/29	11/22 at 100.00	A–	1,275,115

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+	1,103,900

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1	7,593,345

500	Spartanburg Regional Health Services District Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2008D, 5.250%, 4/15/20	4/18 at 100.00	AA–	562,730

1,520	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A1	1,587,473
49,735	Total South Carolina			53,619,078

	South Dakota – 0.3%

2,385	Deadwood, South Dakota, Certificates of Participation, Crossover Refunding Series 2005, 5.000%, 11/01/18 – ACA Insured	11/15 at 100.00	A	2,517,296

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA	611,762
1,000	5.000%, 6/01/24	6/23 at 100.00	AA	1,148,480

Nuveen Investments	89

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
$760	5.000%, 4/01/17	4/14 at 100.00	A–	$762,531
800	5.000%, 4/01/18	4/14 at 100.00	A–	802,560
840	5.000%, 4/01/19	4/14 at 100.00	A–	842,495
820	5.000%, 4/01/20	4/14 at 100.00	A–	822,312

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	A+	1,090,170

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,075,300

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 – AGC Insured	8/18 at 100.00	AA	1,620,645

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
300	4.550%, 9/01/14	No Opt. Call	A	305,142
1,770	5.000%, 9/01/25	9/14 at 100.00	A	1,775,345
12,700	Total South Dakota			13,374,038

	Tennessee – 1.5%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	A+	2,573,629

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,673,378

3,650	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+	3,951,417

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+	750,557
750	5.000%, 7/01/18	7/16 at 100.00	BBB+	797,505

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	5,121,100

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,468,754
3,180	5.000%, 1/01/23	No Opt. Call	A	3,532,280
1,300	4.000%, 1/01/23	No Opt. Call	A	1,345,357
1,750	5.000%, 1/01/24	No Opt. Call	A	1,922,795

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–	1,691,226
1,560	5.250%, 4/01/24	4/21 at 100.00	AA–	1,767,308
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–	1,390,858

1,000	Memphis, Tennessee, General Improvement Bonds, Series 2005, 5.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA	1,121,600

3,175	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2007C, 5.000%, 11/01/17 – NPFG Insured	No Opt. Call	AA–	3,567,652

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–	4,825,776

90	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
$1,000	5.500%, 11/01/20	11/19 at 100.00	AA–	$1,176,070
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–	2,016,984

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+	1,493,268

2,000	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003, 5.000%, 9/01/16 – RAAI Insured	3/14 at 100.00	BBB+	2,006,240

11,910	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,446,628
54,525	Total Tennessee			59,640,382

	Texas – 8.6%

1,110	Alvin Independent School District, Brazoria County, Texas, General Obligation Bonds, Refunding Series 2007, 4.125%, 2/15/19	2/16 at 100.00	AAA	1,171,505

5,955	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	6,168,070

2,125	Brownsville, Texas, General Obligation Bonds, Refunding Series 2005, 5.000%, 2/15/17 – NPFG Insured	2/15 at 100.00	AA–	2,226,660

3,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	Baa2	3,010,590

3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	3,546,803

8,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building and Refunding Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA	9,370,880

1,180	Corinth, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/19 – NPFG Insured	2/17 at 100.00	Aa2	1,281,928

5,715	Dallas County Utility and Reclamation District, Texas, General Obligation Bonds, Refunding Series 2005A, 5.150%, 2/15/22 – AMBAC Insured	2/17 at 100.00	A3	6,232,436

4,995	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27	2/17 at 100.00	AA+	5,260,934

5	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27 (Pre-refunded 2/15/17)	2/17 at 100.00	Aa1 (4)	5,598

10,010	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	10,804,594

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured	No Opt. Call	AA	2,814,930

650	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2006A, 4.000%, 3/01/18 – AGM Insured	3/15 at 100.00	AA+	671,379

1,120	Elgin Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2007, 4.375%, 8/01/19	8/17 at 100.00	AAA	1,234,755

2,000	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+	2,203,720

2,045	Frisco, Collins and Denton Counties, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa1	2,218,477

Nuveen Investments	91

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$875	Giddings Independent School District, Fayette, Lee, and Washington Counties, Texas, General Obligation Bonds, School Building Series 2007A, 4.250%, 2/15/19	2/17 at 100.00	Aaa	$953,313

7,300	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	7,391,688

635	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2007A, 4.500%, 2/15/18	2/17 at 100.00	AAA	703,834

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	911,190
500	4.000%, 3/01/22	3/21 at 100.00	A–	512,520
800	4.000%, 3/01/23	3/21 at 100.00	A–	810,608
440	4.250%, 3/01/25	3/21 at 100.00	A–	444,558

1,815	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	No Opt. Call	A+	2,039,806

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	2,502,533

6,900	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	4/14 at 100.00	AA+ (4)	8,002,413

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA+	6,046,822
5,385	5.000%, 11/01/23	11/19 at 100.00	AA+	6,321,344
5,660	5.000%, 11/01/24	11/19 at 100.00	AA+	6,630,690

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 1014, 13.993%, 11/01/41 (IF) (9)	11/21 at 100.00	AA+	2,753,817

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	BBB+	2,429,672
2,380	5.000%, 7/01/20	No Opt. Call	BBB+	2,514,137

2,000	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A, 7.000%, 2/15/23 (Pre-refunded 2/15/14)	2/14 at 101.00	AA+ (4)	2,025,360

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
6,355	5.250%, 9/01/24	9/16 at 100.00	A2	6,947,667
6,920	5.250%, 9/01/25	9/16 at 100.00	A2	7,514,912
4,295	5.250%, 9/01/26	9/16 at 100.00	A2	4,641,306

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	5,579,040
3,810	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	2,505,913

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,105,675
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,221,871

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B:
18,225	5.000%, 7/01/31	7/22 at 100.00	A+	19,268,928
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,239,400

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$715	Howard County Junior College District, Texas, General Obligation Bonds, Series 2007, 4.250%, 2/15/18 – AMBAC Insured	2/17 at 100.00	AA–	$779,550

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–	1,621,142

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	10/15 at 100.00	AA–	6,519,386

	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008:
1,245	4.000%, 2/15/18 – AGM Insured	2/17 at 100.00	AA	1,355,743
1,315	4.375%, 2/15/23 – AGM Insured	2/17 at 100.00	AA	1,403,171

2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB–	2,012,020

1,000	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007, 5.000%, 11/01/16	No Opt. Call	BBB	1,090,410

770	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/22 (Pre-refunded 2/15/16)	2/16 at 100.00	AAA	842,434

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	Baa2	3,176,209
2,720	5.250%, 12/01/28	12/25 at 100.00	Baa2	2,792,216

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,340	5.000%, 8/15/24	8/22 at 100.00	AA	4,875,643
4,710	5.000%, 8/15/25	8/22 at 100.00	AA	5,224,803
3,920	5.000%, 8/15/26	8/22 at 100.00	AA	4,299,926
7,025	5.000%, 8/15/27	8/22 at 100.00	AA	7,637,369

2,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A, 6.000%, 1/01/24	1/18 at 100.00	A2	2,828,975

3,050	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Mandatory put 1/01/16)	No Opt. Call	A2	3,321,572

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,565	5.250%, 9/01/25	9/21 at 100.00	AA+	9,835,018
5,000	5.250%, 9/01/26	9/21 at 100.00	AA+	5,702,650

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,370	0.000%, 9/01/43	9/31 at 100.00	AA+	1,714,861
9,130	0.000%, 9/01/45	9/31 at 100.00	AA+	7,265,471

1,000	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2006, 4.500%, 2/15/26	2/16 at 100.00	Aaa	1,065,410

1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25	2/18 at 100.00	Aaa	1,130,740

875	San Angelo, Texas, Certificates of Obligation Bonds, Tom Green County Series 2007A, 4.400%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA+	957,241

2,535	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	2,688,114

	San Antonio, Texas, General Obligation Bonds, Series 2006:
1,000	4.125%, 2/01/19	2/16 at 100.00	AAA	1,061,380
1,140	4.250%, 2/01/20	2/16 at 100.00	AAA	1,210,908

Nuveen Investments	93

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$575	San Leanna Education Facilities Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2007, 5.000%, 6/01/19	6/17 at 100.00	BBB+	$621,155

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	2/17 at 100.00	AAA	941,549

1,235	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 5.750%, 11/15/14	No Opt. Call	BBB	1,263,615

4,825	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	Aa3	5,103,499

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A2	1,311,779

5,010	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA–	5,563,004

2,210	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA	2,536,373

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,515,600

2,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/17	No Opt. Call	AAA	2,277,320

5,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Tender Option Bond Trust 3216, 18.145%, 10/01/14 (IF)	No Opt. Call	AAA	6,832,200

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 18.241%, 10/01/15 (IF)	No Opt. Call	AAA	7,021,103

1,500	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2007A, 5.000%, 8/01/17	No Opt. Call	AAA	1,726,830

	Travis County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,000	5.250%, 11/15/17	11/15 at 100.00	N/R	1,023,660
900	5.500%, 11/15/25	11/15 at 100.00	N/R	902,349

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1	5,135,650
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1	11,461,590

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,831,621
2,900	4.000%, 8/15/19	No Opt. Call	A	3,138,235
3,015	4.000%, 8/15/20	No Opt. Call	A	3,222,492
3,135	4.000%, 8/15/21	No Opt. Call	A	3,317,332

500	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, School Building Series 2007, 5.000%, 2/15/18	2/17 at 100.00	AAA	565,425

1,000	Victoria, Texas, Utility System Revenue Refunding Bonds, Series 2007, 4.400%, 12/01/19 – AMBAC Insured	12/17 at 100.00	AA–	1,094,880

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	10,194,765
310,535	Total Texas			333,256,664

94	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah – 0.6%

$6,330	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	$6,541,485

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23	9/22 at 100.00	A–	3,787,560
2,000	5.000%, 9/01/25	9/22 at 100.00	A–	2,223,040
2,265	5.000%, 9/01/26	9/22 at 100.00	A–	2,493,471

	Utah, General Obligation Bonds, Series 2009, Trust 2987:
1,250	18.080%, 7/01/21 (IF) (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	2,141,600
2,500	18.080%, 7/01/22 (IF) (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	4,283,200
17,685	Total Utah			21,470,356

	Virgin Islands – 0.2%

1,580	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	1,613,559

6,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	6,322,200
7,580	Total Virgin Islands			7,935,759

	Virginia – 0.0%

750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	No Opt. Call	N/R	642,555

1,260	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,263,301
2,010	Total Virginia			1,905,856

	Washington – 2.0%

4,930	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A	5,443,657

1,515	Clark County School District 37, Vancouver, Washington, General Obligation Bonds, Series 1998, 5.250%, 12/01/14 – AGM Insured	No Opt. Call	Aa2	1,578,660

2,735	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA (4)	2,940,672

525	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2006, 5.250%, 12/01/25 (Pre-refunded 12/01/16) – AGM Insured	12/16 at 100.00	AA+ (4)	595,807

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21	12/18 at 100.00	AA+	314,658

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA	5,137,043

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2	1,209,651

5,690	Spokane County School District 356 Central Valley, Washington, General Obligation Bonds, Unlimited Tax Deferred Interest Series 1998B, 0.000%, 12/01/14 – FGIC Insured	No Opt. Call	Aa2	5,674,523

1,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	Aa1 (4)	1,063,970

Nuveen Investments	95

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	AA (4)	$9,089,570

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	6,218,640

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
3,125	6.250%, 7/01/24	7/19 at 100.00	Baa3	3,389,844
2,000	6.750%, 7/01/29	7/19 at 100.00	Baa3	2,178,020

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24	10/19 at 100.00	Baa1	3,455,985

3,005	Washington State, General Obligation Bonds, Various Purpose Refunding Series 2005A, 5.000%, 1/01/25 – AMBAC Insured	1/15 at 100.00	AA+	3,118,198

3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008, Trust 2599, 18.350%, 1/01/16 (IF)	No Opt. Call	AA+	4,498,575

12,000	Washington, General Obligation Bonds, Series 1992B and Series 1992AT-7, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+	13,262,400

3,010	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/16 – FGIC Insured	No Opt. Call	AA+	2,981,044

2,275	Washington, Various Purpose General Obligation Bonds, Series 1998C, 5.500%, 7/01/14	No Opt. Call	AA+	2,326,210

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Series 2013, 5.500%, 12/01/33	12/22 at 100.00	A2	4,651,335
73,875	Total Washington			79,128,462

	West Virginia – 0.0%

1,630	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2008E, 5.375%, 6/01/28	12/18 at 100.00	A	1,733,407

	Wisconsin – 2.7%

2,000	Franklin, Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin, Inc. Project, Series 2006A, 4.950%, 11/01/16 (Mandatory put 5/01/16) (Alternative Minimum Tax)	No Opt. Call	A–	2,152,520

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	Aa3	386,459
795	5.000%, 4/01/21	No Opt. Call	Aa3	910,331
460	5.000%, 4/01/22	No Opt. Call	Aa3	523,512

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25	7/21 at 100.00	A	1,082,424
13,970	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	14,569,034

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30	6/20 at 100.00	Baa2	2,219,094

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B:
1,400	4.350%, 8/15/19	No Opt. Call	AA–	1,590,400
8,670	5.500%, 8/15/29	2/20 at 100.00	AA–	9,324,672

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB	2,040,640

96	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, EastCastle Place Inc., Series, 5.750%, 12/01/19		6/14 at 100.00	N/R	$1,563,560

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.375%, 5/01/18		5/14 at 100.00	BBB	1,262,300

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20		9/17 at 100.00	BBB+	2,415,163
2,505	5.000%, 9/01/22		9/17 at 100.00	BBB+	2,598,487

4,245	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19		No Opt. Call	A2	4,461,835

5,325	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured		No Opt. Call	A2	6,014,215

1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A, 6.125%, 4/01/24 (Pre-refunded 4/01/14)		4/14 at 100.00	N/R (4)	1,514,955

1,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, The Medical College of Wisconsin, Inc., Series 2004A, 5.000%, 12/01/15 – NPFG Insured		12/14 at 100.00	A+	1,499,199

170	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 4.650%, 3/01/15		No Opt. Call	BBB	176,712

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
2,455	5.250%, 8/15/19		8/16 at 100.00	A–	2,650,074
11,955	5.250%, 8/15/20		8/16 at 100.00	A–	12,824,965

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21		8/16 at 100.00	A–	10,691,592

775	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)		No Opt. Call	N/R (4)	839,875

9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.000%, 5/01/27		5/19 at 100.00	AA–	10,539,540

10,170	Wisconsin State, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured		5/15 at 100.00	AA	10,755,080
97,835	Total Wisconsin				104,606,638

	Wyoming – 0.1%

5,500	Sweetwater County, Wyoming, Hospital Revenue Refunding Bonds, Memorial Hospital Project, Series 2013A, 5.000%, 9/01/30		9/23 at 100.00	BBB	5,524,695
$3,615,665	Total Municipal Bonds (cost $3,702,021,479)				3,827,271,657

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$202	Las Vegas Monorail Company, Senior Interest Bonds (8), (10)	5.500%	7/15/19	N/R	$36,391

Nuveen Investments	97

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Transportation (continued)

$57	Las Vegas Monorail Company, Senior Interest Bonds (8), (10)	3.000%	7/15/55	N/R	$7,595
$259	Total Corporate Bonds (cost $12,885)				43,986
	Total Long-Term Investments (cost $3,702,034,364)				3,827,315,643
	Other Assets Less Liabilities – 1.1%				42,271,787
	Net Assets – 100%				$3,869,587,430

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,819,982,147	$7,289,510	$3,827,271,657
Corporate Bonds	—	—	43,986	43,986
Total	$—	$3,819,982,147	$7,333,496	$3,827,315,643

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $3,699,316,340.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$178,419,148
Depreciation	(50,419,845)
Net unrealized appreciation (depreciation) of investments	$127,999,303

98	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	During July 2010, the original issue for this security (1,000,000 par, 5.400% coupon and May 15, 2014 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.400% coupon and May 15, 2017 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	During July 2010, the original issue for this security (1,000,000 par, 5.500% coupon and May 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.500% coupon and May 15, 2018 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	99

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.5%

	MUNICIPAL BONDS – 97.5%

	National – 0.0%

$1,291	BB&T Various States Municipal Trust Pool, Class B Certificates, Series 2011, 0.149%, 9/01/14	No Opt. Call	AA–	$1,290,182

	Alabama – 0.3%

1,000	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D, 5.000%, 11/15/14	No Opt. Call	A3	1,027,350

1,075	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.250%, 1/01/15	7/14 at 100.00	BBB	1,080,042

5,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.650%, 6/01/34 (Mandatory put 3/20/17)	No Opt. Call	A1	5,026,200

3,370	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	A (4)	3,576,413
10,445	Total Alabama			10,710,005

	Alaska – 0.3%

	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1	3,048,178
1,360	5.000%, 4/01/19	No Opt. Call	A1	1,564,367

6,860	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Ba1	6,471,381
10,900	Total Alaska			11,083,926

	Arizona – 3.7%

295	Arizona Board of Regents, University of Arizona, System Revenue Refunding Bonds, Series 1992A, 6.200%, 6/01/16	No Opt. Call	AA	311,662

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,000	3.000%, 2/01/16	No Opt. Call	BBB+	1,036,670
950	4.000%, 2/01/17	No Opt. Call	BBB+	1,017,963
2,000	5.000%, 2/01/18	No Opt. Call	BBB+	2,234,400

2,955	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.500%, 9/01/16	No Opt. Call	A+	3,323,548

895	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	940,233

	Arizona State, Certificates of Participation, Department of Administration Series 2010B:
11,950	5.000%, 10/01/16 – AGC Insured	No Opt. Call	AA–	13,231,160
760	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA–	858,450

7,760	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 – AGM Insured	3/18 at 100.00	AA–	8,403,226

	Arizona State, Certificates of Participation, Series 2010A:
4,700	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AA–	5,203,887
11,935	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA–	13,481,060
2,960	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	3,418,741

100	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
$4,495	5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA	$4,793,108
1,920	5.000%, 7/01/16 – AGM Insured	No Opt. Call	AA	2,121,158
2,420	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	2,750,015
5,140	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	5,950,064
95	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	110,992

2,205	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/19 – NPFG Insured	8/16 at 100.00	A1	2,421,575

3,000	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/15 (ETM)	No Opt. Call	N/R (4)	3,164,820

3,550	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	3,884,020

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	AA	1,599,491
2,225	4.000%, 7/01/21	No Opt. Call	AA	2,477,627
2,055	4.000%, 7/01/22	No Opt. Call	AA	2,266,377

	Mesa, Arizona, Street and Highway User Revenue Refunding Bonds, Series 2012:
2,020	5.000%, 7/01/16	No Opt. Call	AA	2,231,110
2,040	5.000%, 7/01/21	No Opt. Call	AA	2,360,178
4,015	5.000%, 7/01/22	No Opt. Call	AA	4,627,809

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	6,360,550
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	7,203,103

3,070	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Refunding Series 2011, 4.000%, 7/01/15	No Opt. Call	AAA	3,235,627

19,685	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1	22,064,523

755	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/16	No Opt. Call	A–	829,171

300	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.500%, 4/01/17	4/14 at 100.00	A–	301,113

650	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/15/14	No Opt. Call	A1	659,900

1,585	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	1,440,210
122,295	Total Arizona			136,313,541

	Arkansas – 0.1%

3,000	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, Series 2013, 1.550%, 10/01/17	No Opt. Call	A–	3,038,670

	California – 4.8%

	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A:
1,105	5.000%, 10/01/19	No Opt. Call	A	1,301,469
1,255	5.000%, 10/01/20	No Opt. Call	A	1,476,420
2,300	5.000%, 10/01/21	No Opt. Call	A	2,700,131

Nuveen Investments	101

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L:
$3,620	5.000%, 5/01/16	No Opt. Call	AA	$4,003,105
3,410	5.000%, 5/01/17	No Opt. Call	AA	3,901,893

3,825	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	AA	4,145,879

3,015	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.000%, 7/01/27 (Mandatory put 7/01/14)	No Opt. Call	A	3,075,692

1,875	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)	No Opt. Call	AA	1,914,431

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,699,440

5,450	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013D, 5.000%, 7/01/43 (Mandatory put 10/15/20)	No Opt. Call	AA–	6,337,042

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I:
4,440	5.000%, 11/01/16	No Opt. Call	A2	4,984,699
3,675	5.000%, 11/01/17	No Opt. Call	A2	4,236,320

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
1,660	5.000%, 7/01/16	No Opt. Call	AA	1,845,804
320	5.250%, 7/01/21	7/19 at 100.00	AA	380,099

4,185	California State, Economic Recovery Revenue Bonds, Refunding Series 2009B, 5.000%, 7/01/23 (Mandatory put 7/01/14)	No Opt. Call	AA	4,268,700

5,000	California State, General Obligation Bonds, Various Purpose Series 2009, 5.000%, 10/01/16	No Opt. Call	A1	5,614,400

	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A:
5,000	5.000%, 4/01/14	No Opt. Call	A+	5,040,800
5,015	5.000%, 4/01/16	No Opt. Call	A+	5,521,916

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,355	4.000%, 1/01/18	No Opt. Call	BBB–	1,438,170
1,410	5.000%, 1/01/19	No Opt. Call	BBB–	1,562,463
1,500	5.000%, 1/01/20	No Opt. Call	BBB–	1,642,755
1,595	5.000%, 1/01/21	No Opt. Call	BBB–	1,734,674

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,170	5.000%, 6/01/15	No Opt. Call	A1	3,296,546
2,665	5.000%, 6/01/16	No Opt. Call	A2	2,841,849
24,580	4.500%, 6/01/27	6/17 at 100.00	B	21,166,084
650	5.000%, 6/01/33	6/17 at 100.00	B	499,402

11,250	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011C, 4.500%, 3/01/41 (Mandatory put 3/01/16)	No Opt. Call	A	11,908,800

1,835	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Lien Series 2010B, 5.000%, 6/01/20	No Opt. Call	AAA	2,214,533

	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B:
1,750	5.000%, 7/01/21	No Opt. Call	AA	2,114,963
2,715	5.000%, 7/01/22	No Opt. Call	AA	3,286,969

102	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$830	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	$977,201

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
1,850	5.000%, 9/01/19 – AMBAC Insured	9/16 at 100.00	AAA	2,003,347
2,255	5.000%, 9/01/20 – AMBAC Insured	9/16 at 100.00	AAA	2,417,067

6,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2010, 0.000%, 5/01/15 (ETM)	No Opt. Call	AA (4)	6,137,085

6,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Baa3	6,435,438

165	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	212,286

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa2	1,452,248
1,500	5.000%, 9/01/15	No Opt. Call	Baa2	1,587,120

2,200	San Francisco Public Utilities Commission, California, Wastewater Revenue Bonds, Refunding Series 2013A, 4.000%, 10/01/15	No Opt. Call	AA–	2,340,360

5,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 4.250%, 8/01/15 – NPFG Insured	8/14 at 100.00	A	5,075,650

1,995	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/15 – NPFG Insured	No Opt. Call	A	2,132,994

	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010:
500	3.500%, 7/01/16	No Opt. Call	A	519,950
500	3.800%, 7/01/17	No Opt. Call	A	528,130

20,615	University of California, General Revenue Bonds, Series 2013AK, 5.000%, 5/15/48 (Mandatory put 5/15/23)	No Opt. Call	AA	24,469,593
164,865	Total California			175,443,917

	Colorado – 1.9%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	3,018,070

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/14	No Opt. Call	A–	1,014,960
2,320	5.250%, 6/01/17	6/16 at 100.00	A–	2,510,356

1,120	Colorado State Board of Community Colleges and Occupational Education, Systemwide Revenue Bonds, Series 2010C, 4.000%, 11/01/14	No Opt. Call	Aa3	1,150,486

	Colorado Water Resources and Power Development Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004A:
80	5.000%, 9/01/23 (Pre-refunded 9/01/14)	9/14 at 100.00	Aaa	82,277
3,840	5.000%, 9/01/23 (Pre-refunded 9/01/14)	9/14 at 100.00	AAA	3,949,286

6,560	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/21 – FGIC Insured	11/16 at 100.00	A+	7,248,997

4,205	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%, 11/15/21 – SYNCORA GTY Insured	11/15 at 100.00	A+	4,497,878

Nuveen Investments	103

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A	$1,737,255

	Denver School District 1, Colorado, General Obligation Bonds, Series 2012B:
4,515	4.000%, 12/01/19	No Opt. Call	AA+	5,150,712
7,120	4.000%, 12/01/20	No Opt. Call	AA+	8,052,934

	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1:
3,290	5.000%, 12/01/14	No Opt. Call	A–	3,417,159
2,295	5.000%, 12/01/15	No Opt. Call	A–	2,481,446

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	A	4,992,705

2,665	Eagle, Garfield and Routt Counties School District RE50J, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/01/15 – AGM Insured	No Opt. Call	Aa2	2,893,737

755	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R	777,325

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.800%, 6/15/25 (Pre-refunded 6/15/16) – AGM Insured	6/16 at 100.00	AA– (4)	11,261,400

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,200	4.000%, 12/01/15	No Opt. Call	N/R	1,227,684
1,000	5.000%, 12/01/17	No Opt. Call	N/R	1,061,550
1,000	5.000%, 12/01/18	No Opt. Call	N/R	1,074,160
61,715	Total Colorado			67,600,377

	Connecticut – 0.8%

4,045	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	4,125,455

540	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R	573,107

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2013A, 5.000%, 10/01/20	No Opt. Call	AA	5,956,600

1,700	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/14 at 100.00	A–	1,701,972

	New Britain, Connecticut, General Obligation Bonds, Series 2012:
2,670	3.000%, 3/15/16 – AGM Insured	No Opt. Call	A2	2,798,240
2,670	3.000%, 3/15/17 – AGM Insured	No Opt. Call	A2	2,835,326

1,915	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2010A-1, 5.000%, 2/01/14	No Opt. Call	A3	1,915,000

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,500	5.000%, 8/01/16 – AGM Insured	No Opt. Call	AA–	2,732,075
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA–	2,370,262
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA–	2,231,280
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA–	1,087,740
26,135	Total Connecticut			28,327,057

	Delaware – 0.6%

755	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB–	762,928

104	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware (continued)

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
$200	4.000%, 7/01/14	No Opt. Call	BBB–	$201,192
275	4.000%, 7/01/15	No Opt. Call	BBB–	279,527
600	4.000%, 7/01/16	No Opt. Call	BBB–	611,274
1,810	5.000%, 7/01/18	No Opt. Call	BBB–	1,902,002
1,905	5.000%, 7/01/19	No Opt. Call	BBB–	1,983,238
2,000	5.000%, 7/01/20	No Opt. Call	BBB–	2,119,680
275	5.000%, 7/01/21	No Opt. Call	BBB–	283,929

8,850	Delaware State, General Obligation Bonds, Series 2013A, 5.000%, 8/01/17	No Opt. Call	AAA	10,192,191

5,000	University of Delaware, Revenue Bonds, Series 2013C, 0.700%, 11/01/37 (Mandatory put 5/01/16)	No Opt. Call	AA+	5,006,150
21,670	Total Delaware			23,342,111

	District of Columbia – 0.4%

	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D:
1,100	5.000%, 12/01/16	No Opt. Call	AAA	1,241,625
1,105	5.000%, 12/01/17	No Opt. Call	AAA	1,282,330

10,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2001C, 5.250%, 4/01/34 (Mandatory put 4/01/23)	10/18 at 100.00	A–	11,118,900
12,205	Total District of Columbia			13,642,855

	Florida – 5.1%

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
45	5.500%, 6/01/14	No Opt. Call	A+	45,807
7,510	6.000%, 6/01/16	No Opt. Call	A+	8,438,837
295	5.375%, 6/01/16	No Opt. Call	A+	327,297
1,895	5.500%, 6/01/17	No Opt. Call	A+	2,171,386

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
4,000	5.000%, 6/01/18	No Opt. Call	A+	4,569,160
175	5.000%, 6/01/19	No Opt. Call	A+	201,173

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
5,225	5.000%, 6/01/14	No Opt. Call	A+	5,309,959
610	5.250%, 6/01/17	No Opt. Call	A+	693,985

6,000	Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Gulf Power Company Project, Series 2003, 1.550%, 6/01/23 (Mandatory put 6/15/16) (Alternative Minimum Tax)	No Opt. Call	A2	6,054,840

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,265	5.000%, 3/01/14 – NPFG Insured	No Opt. Call	A+	1,270,161
7,555	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	7,941,212
540	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	A+	588,821
2,595	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+	2,910,993

	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
10,400	5.000%, 6/01/15	No Opt. Call	A+	11,050,416
7,675	5.000%, 6/01/17	No Opt. Call	A+	8,668,989

Nuveen Investments	105

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
$4,480	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	$5,107,200
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–	7,383,462

10,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15	No Opt. Call	AA	10,663,200

2,605	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	3,039,931

500	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2012A, 4.000%, 10/01/15	No Opt. Call	A1	529,435

	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A:
6,155	5.000%, 7/01/15	No Opt. Call	AAA	6,570,463
2,830	5.000%, 7/01/16	No Opt. Call	AAA	3,141,668
1,215	5.000%, 7/01/17	No Opt. Call	AAA	1,391,297

1,500	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A, 5.000%, 9/01/18 – AMBAC Insured	No Opt. Call	AA+	1,623,900

1,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	1,014,990

4,615	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	A	5,284,590

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
2,000	5.000%, 10/01/19	No Opt. Call	Aa2	2,361,520
1,275	5.000%, 10/01/20	No Opt. Call	Aa2	1,505,150

900	JEA, Florida, Electric System Revenue Bonds, Subordinate Series 2013B, 5.000%, 10/01/15	No Opt. Call	AA	970,110

	Manatee County, Florida, Revenue Refunding and Improvement Bonds, Series 2013:
1,000	5.000%, 10/01/15	No Opt. Call	AA+	1,077,980
2,500	5.000%, 10/01/20	No Opt. Call	AA+	2,964,550

1,540	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 – AMBAC Insured	6/17 at 100.00	A1	1,700,637

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	346,391

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1 & 2, Series 2004:
3,725	3.750%, 12/01/18	No Opt. Call	A–	3,836,154
4,000	3.750%, 12/01/18	No Opt. Call	A–	4,119,360

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,515	4.000%, 4/01/15	No Opt. Call	AA–	1,577,236
1,640	4.000%, 4/01/17	No Opt. Call	AA–	1,789,486
1,705	5.000%, 4/01/18	No Opt. Call	AA–	1,948,491
1,790	5.000%, 4/01/19	No Opt. Call	AA–	2,064,693
1,880	5.000%, 4/01/20	No Opt. Call	AA–	2,166,155

2,855	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA–	3,304,120

	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008:
1,220	5.000%, 10/01/14	No Opt. Call	A–	1,251,952
1,145	5.125%, 10/01/16	No Opt. Call	A–	1,254,015

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$12,035	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A	$13,375,338

2,000	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 2.250%, 7/01/39 (Mandatory put 7/01/16)	No Opt. Call	A–	2,035,940

2,180	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A (4)	2,670,478

	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,105	5.000%, 4/01/18 – NPFG Insured	4/14 at 100.00	Aa3	2,121,651
2,020	5.000%, 4/01/19 – NPFG Insured	4/14 at 100.00	Aa3	2,035,857

5,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	5,541,950

5,750	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	Aaa	6,397,335

2,250	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–	2,589,165

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
360	3.000%, 9/01/14	No Opt. Call	A+	365,501
400	3.000%, 9/01/15	No Opt. Call	A+	415,456
425	4.000%, 9/01/17	No Opt. Call	A+	468,673
875	5.000%, 9/01/18	No Opt. Call	A+	1,012,428
865	5.000%, 9/01/19	No Opt. Call	A+	1,009,593
705	5.000%, 9/01/20	No Opt. Call	A+	821,022
575	5.000%, 9/01/21	No Opt. Call	A+	666,615

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	80,909

340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	203,891

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	51,100

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (5)	5/14 at 100.00	N/R	2

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	9,887

225	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	217,429

740	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	431,834

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AA–	3,410,239
170,665	Total Florida			186,163,465

	Georgia – 3.2%

7,150	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/18 – FGIC Insured	No Opt. Call	Aa3	8,497,632

Nuveen Investments	107

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$8,910	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A	$9,020,395

17,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Second Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A	17,210,630

13,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Series 2008, 1.400%, 11/01/48 (Mandatory put 4/01/15)	No Opt. Call	A+	13,113,100

5,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1995, 1.200%, 10/01/32 (Mandatory put 4/01/14)	No Opt. Call	A+	5,005,050

3,700	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Ninth Series 1994, 1.200%, 10/01/32 (Mandatory put 4/01/14)	No Opt. Call	A+	3,703,737

3,345	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 2.000%, 4/01/33 (Mandatory put 10/01/14)	No Opt. Call	A–	3,373,633

	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009:
1,335	5.000%, 4/01/15	No Opt. Call	AAA	1,410,120
1,450	5.000%, 4/01/17	No Opt. Call	AAA	1,651,057

	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A:
700	4.000%, 10/01/14	No Opt. Call	Aa3	717,829
200	2.000%, 10/01/14	No Opt. Call	Aa3	202,430
500	4.000%, 10/01/15	No Opt. Call	Aa3	530,555

1,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,759,575

1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16	No Opt. Call	A2	1,090,080

215	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	A1	242,225

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA	2,324,552

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA	13,496,683

10,000	Gwinnett County School District, Georgia, General Obligation Bonds, Sales Tax Series 2012A, 4.000%, 10/01/16	No Opt. Call	AAA	10,959,500

3,300	Henry County School District, Georgia, General Obligation Bonds, Refunding Series 2012, 2.000%, 12/01/14	No Opt. Call	AA+	3,351,150

135	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa2	151,628

1,000	Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds, Series 2012A, 4.000%, 11/01/14	No Opt. Call	A1	1,028,600

1,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Refunding Subordinate Lien Series 2011A, 4.000%, 1/01/15	No Opt. Call	A+	1,034,640

7,615	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A+	8,815,200

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C:
500	5.000%, 10/01/17	No Opt. Call	Baa2	551,265
580	5.000%, 10/01/20	No Opt. Call	Baa2	645,697

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

	Richmond County Board of Education, Georgia, General Obligation Bonds, Sales Tax Series 2012:
$3,300	5.000%, 10/01/15	No Opt. Call	AA+	$3,561,393
2,000	3.000%, 10/01/15	No Opt. Call	AA+	2,091,920
107,980	Total Georgia			115,540,276

	Hawaii – 1.4%

	Hawaii State, General Obligation Bonds, Refunding Series 2011EA:
2,660	5.000%, 12/01/16	No Opt. Call	AA	3,001,677
7,500	5.000%, 12/01/17	No Opt. Call	AA	8,703,600

6,415	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA	7,580,990

4,500	Hawaii State, General Obligation Bonds, Series 2012EE, 5.000%, 11/01/20	No Opt. Call	AA	5,388,975

8,290	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/20	No Opt. Call	AA	9,927,690

10,070	Hawaii State, General Obligation Bonds, Series 2013EH, 5.000%, 8/01/21	No Opt. Call	AA	12,036,772

	Hawaii State, Highway Revenue Bonds, Series 2011A:
405	4.000%, 1/01/15	No Opt. Call	AA+	419,220
2,145	4.000%, 1/01/16	No Opt. Call	AA+	2,296,351
41,985	Total Hawaii			49,355,275

	Illinois – 9.2%

1,240	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB	1,369,010

1,000	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Refunding Series 2007, 5.000%, 11/01/15 – RAAI Insured	No Opt. Call	BBB	1,058,620

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	A+	1,286,249

4,020	Chicago, Illinois, General Obligation Bonds, Modern Schools Across Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	12/16 at 100.00	A+	4,232,537

2,000	Community Unit School District 308, Oswego, in the Counties of Kendall, Kane, and Will, Illinois, General Obligation Bonds, Series 2004, 5.375%, 10/01/18 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	Aa2 (4)	2,069,740

2,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	AA	2,317,280

7,195	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA	8,225,540

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	5,356,385

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA	3,837,941

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA	3,721,840
3,000	5.000%, 11/15/33	11/22 at 100.00	AA	3,122,070

1,360	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	Aaa	1,470,745

920	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA–	962,578

Nuveen Investments	109

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,250	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2013A, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	$1,244,438

1,175	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A1	1,291,819

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.650%, 7/01/25 (Mandatory put 2/03/14)	No Opt. Call	Aa1	10,000,000

13,200	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2004B2, 1.100%, 7/01/36 (Mandatory put 2/15/18)	No Opt. Call	Aa1	13,227,456

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.550%, 11/01/38 (Mandatory put 11/01/17)	No Opt. Call	A	11,316,724

8,665	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A–	8,939,161

3,575	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008C-3B, 4.375%, 11/01/38 (Mandatory put 7/01/14)	No Opt. Call	AA	3,635,525

3,000	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 5.000%, 11/15/42 (Mandatory put 5/01/15)	5/15 at 100.00	AA+	3,170,640

2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	2,205,460

1,360	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 4.750%, 11/15/14	No Opt. Call	A	1,403,928

1,200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.000%, 5/15/17	No Opt. Call	AA–	1,355,064

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
1,100	5.000%, 8/15/14	No Opt. Call	AA–	1,123,639
1,175	5.000%, 8/15/15	No Opt. Call	AA–	1,240,753
1,000	5.000%, 8/15/16 – AGC Insured	No Opt. Call	AA–	1,089,620
875	5.000%, 8/15/18	No Opt. Call	AA–	979,790
355	5.250%, 8/15/19	No Opt. Call	AA–	406,141

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/16	No Opt. Call	AA–	2,178,860

5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	Aa1	5,915,400

2,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	2,515,648

410	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	2/14 at 100.00	BBB–	411,021

3,225	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2006, 5.000%, 2/01/22 – NPFG Insured	2/16 at 100.00	A+	3,414,017

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	A+	3,277,860

2,080	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012A, 5.000%, 6/15/14	No Opt. Call	AA+	2,117,586

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
$2,525	5.000%, 6/15/18	12/16 at 100.00	AA+	$2,816,764
3,085	5.000%, 12/15/18	6/16 at 100.00	AA+	3,365,211
1,705	5.000%, 6/15/19	6/15 at 100.00	AA+	1,806,771
3,250	5.000%, 12/15/19	12/14 at 100.00	AA+	3,376,653

2,940	Illinois State, General Obligation Bonds, Refunding Series 2004B, 5.000%, 3/01/14	No Opt. Call	A–	2,951,525

	Illinois State, General Obligation Bonds, Refunding Series 2006:
190	5.000%, 1/01/15	No Opt. Call	A–	197,710
3,570	5.000%, 1/01/16	No Opt. Call	A–	3,847,139

	Illinois State, General Obligation Bonds, Refunding Series 2007B:
1,525	5.000%, 1/01/16	No Opt. Call	A–	1,643,386
1,115	5.250%, 1/01/20	No Opt. Call	A–	1,269,160

355	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	380,258

	Illinois State, General Obligation Bonds, Refunding Series 2010:
1,505	5.000%, 1/01/16	No Opt. Call	A–	1,621,833
5,045	5.000%, 1/01/17 – AGM Insured	No Opt. Call	AA–	5,607,417
490	5.000%, 1/01/17	No Opt. Call	A–	542,092
4,995	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA–	5,652,442
22,010	5.000%, 1/01/18	No Opt. Call	A–	24,817,376
545	5.000%, 1/01/19	No Opt. Call	A–	617,774
6,745	5.000%, 1/01/24	1/20 at 100.00	A–	7,212,496

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,060	5.000%, 8/01/15	No Opt. Call	A–	7,505,627
8,000	5.000%, 8/01/16	No Opt. Call	A–	8,793,600
5,170	5.000%, 8/01/19	No Opt. Call	A–	5,856,214
4,055	5.000%, 8/01/20	No Opt. Call	A–	4,583,731

6,975	Illinois State, General Obligation Bonds, Series 2003A, 5.000%, 10/01/19	4/14 at 100.00	A–	7,000,250

560	Illinois State, General Obligation Bonds, Series 2003, 5.000%, 6/01/19 – NPFG Insured	6/14 at 100.00	A	561,714

10	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	A–	10,028

940	Illinois State, General Obligation Bonds, Series 2004, 5.000%, 9/01/14 – NPFG Insured (ETM)	No Opt. Call	A (4)	966,640

	Illinois State, General Obligation Bonds, Series 2005:
860	5.000%, 4/01/14 – AMBAC Insured	No Opt. Call	A–	866,708
2,000	5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	AA–	2,128,520

	Illinois State, General Obligation Bonds, Series 2006A:
1,035	5.000%, 6/01/17	No Opt. Call	A–	1,157,109
6,400	5.000%, 6/01/23	12/16 at 100.00	A–	6,941,824

	Illinois State, General Obligation Bonds, Series 2006:
4,060	5.000%, 1/01/16	No Opt. Call	A–	4,375,178
1,005	5.000%, 1/01/17	1/16 at 100.00	A–	1,075,652
2,550	5.000%, 1/01/19 – NPFG Insured	1/16 at 100.00	A	2,745,407

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA–	1,082,080

	Illinois State, General Obligation Bonds, Series 2013:
1,500	5.000%, 7/01/17	No Opt. Call	A–	1,680,330
3,500	5.000%, 7/01/21	No Opt. Call	A–	3,958,710
2,520	5.500%, 7/01/25	7/23 at 100.00	A–	2,841,552

Nuveen Investments	111

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,030	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010, 5.000%, 6/15/16	No Opt. Call	AAA	$2,247,616

	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013:
4,355	5.000%, 6/15/18	No Opt. Call	AAA	5,054,892
6,000	5.000%, 6/15/19	No Opt. Call	AAA	7,054,980

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,540	5.000%, 12/01/20 (WI/DD, Settling 2/26/14)	No Opt. Call	AA–	1,820,419
1,665	5.000%, 12/01/21 (WI/DD, Settling 2/26/14)	No Opt. Call	AA–	1,963,584
1,665	5.000%, 12/01/22 (WI/DD, Settling 2/26/14)	No Opt. Call	AA–	1,952,546

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001:
425	5.500%, 5/01/15 – AGM Insured	No Opt. Call	AA–	451,031
1,170	5.375%, 4/01/16 – NPFG Insured	No Opt. Call	A	1,281,419

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002:
680	5.500%, 8/01/14 – NPFG Insured	No Opt. Call	A	697,347
620	5.500%, 8/01/15 – NPFG Insured	No Opt. Call	A	663,747

2,295	Kane County School District 129, Aurora West, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	A+	2,379,663

2,000	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A, 0.620%, 12/15/16	12/14 at 100.00	AAA	2,000,700

1,900	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA–	1,301,576

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
290	5.000%, 6/01/15	No Opt. Call	A	306,040
5,115	5.000%, 6/01/16	No Opt. Call	A	5,577,140
7,320	5.000%, 6/01/17	No Opt. Call	A	8,172,634
5,390	5.000%, 6/01/18	No Opt. Call	A	6,124,280
10,095	5.000%, 6/01/19	No Opt. Call	A	11,591,988
5,185	5.250%, 6/01/20	No Opt. Call	A	6,027,874
20	5.250%, 6/01/21	No Opt. Call	A	23,138

5,620	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	6,625,418

6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	7,917,756

1,090	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008, 5.750%, 6/01/26	6/18 at 100.00	AA	1,213,279

1,035	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008, 5.750%, 6/01/27	6/18 at 100.00	AA	1,135,240

200	Winnebago-Boone Counties School District 205, Illinois, General Obligation Bonds, Series 2013, 4.000%, 2/01/15	No Opt. Call	AA–	206,850
310,255	Total Illinois			337,139,123

	Indiana – 2.6%

3,605	East Chicago Elementary School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 1996 Refunding, 6.250%, 1/05/16	No Opt. Call	A	3,762,106

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$635	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	BB–	$653,955

6,800	Indiana Finance Authority, Environmental Improvement Refunding Revenue Bonds, Southern Indiana Gas & Electric Company, Series 2013D, 1.950%, 3/01/24 (Mandatory put 9/14/17)	No Opt. Call	Aa3	6,916,960

	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A:
500	5.000%, 8/15/16	No Opt. Call	AA–	555,185
635	5.000%, 8/15/18	No Opt. Call	AA–	737,635

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
1,445	5.000%, 3/01/19	No Opt. Call	A–	1,612,302
2,115	5.000%, 3/01/20	No Opt. Call	A–	2,351,499

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A:
850	5.000%, 5/01/19	No Opt. Call	A+	981,665
750	5.000%, 5/01/20	No Opt. Call	A+	864,728
2,000	5.000%, 5/01/21	No Opt. Call	A+	2,288,760

5,725	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	6,160,215

12,020	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011C, 3.000%, 10/01/16	No Opt. Call	AA–	12,689,995

11,155	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	AA+	12,194,758

2,500	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005-A3, 1.700%, 11/01/27 (Mandatory put 9/01/14)	No Opt. Call	AA	2,519,875

5,140	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2012A-2, 1.600%, 11/15/36 (Mandatory put 2/01/17)	No Opt. Call	AA+	5,251,435

3,500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1993A, 0.000%, 12/01/15 – AMBAC Insured	No Opt. Call	AA+	3,462,690

4,240	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/16 – AGC Insured	No Opt. Call	AA–	4,634,871

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,150	5.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	1,255,018
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A+	1,930,197
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	A+	4,358,665

4,080	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988A Remarketed, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	A	4,507,298

6,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	Baa1	7,042,599

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
355	3.000%, 4/01/16	No Opt. Call	A3	368,934
880	4.000%, 4/01/17	No Opt. Call	A3	948,350

Nuveen Investments	113

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)
$400	4.000%, 4/01/18	No Opt. Call	A3	$432,492
550	3.000%, 4/01/19	No Opt. Call	A3	573,837

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
840	3.000%, 2/01/14	No Opt. Call	N/R	840,000
855	3.000%, 8/01/14	No Opt. Call	N/R	859,720
870	3.000%, 2/01/15	No Opt. Call	N/R	876,499
880	4.000%, 8/01/15	No Opt. Call	N/R	902,255
900	4.000%, 2/01/16	No Opt. Call	N/R	927,333
915	4.000%, 8/01/16	No Opt. Call	N/R	948,132

1,525	State of Indiana, Indiana Toll Road Commission, East-West Toll Road Revenue Bonds, 1980 Series, 9.000%, 1/01/15 (ETM)	No Opt. Call	Aaa	1,636,539
89,425	Total Indiana			96,046,502

	Iowa – 0.6%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,150	4.000%, 1/01/18 – AGM Insured	No Opt. Call	AA–	1,260,561
1,330	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA–	1,524,991
1,380	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA–	1,581,287
1,245	5.000%, 1/01/22 – AGM Insured	1/21 at 100.00	AA–	1,398,222

1,420	Iowa City, Iowa, General Obligation Bonds, Capital Loan Notes, Refunding Series 2008B, 3.250%, 6/01/14	No Opt. Call	Aaa	1,434,612

7,645	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	7,572,143

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
1,930	5.000%, 6/01/17	No Opt. Call	AA	2,208,789
3,120	5.000%, 6/01/18	No Opt. Call	AA	3,651,991
19,220	Total Iowa			20,632,596

	Kansas – 0.8%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2009A:
4,680	5.000%, 9/01/16	No Opt. Call	AAA	5,235,469
6,050	5.000%, 9/01/17	No Opt. Call	AAA	6,977,768

650	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.250%, 11/15/14	No Opt. Call	A2	673,433

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,245	5.000%, 1/01/20	No Opt. Call	AA–	1,449,778
1,475	5.000%, 1/01/23	1/20 at 100.00	AA–	1,635,067

	Topeka Public Building Commission, Kansas, Revenue Bonds, State of Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	6/18 at 102.00	AA	2,502,569
2,945	5.000%, 6/01/26 – NPFG Insured	6/18 at 102.00	AA	3,252,988

8,260	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	5,668,342
27,550	Total Kansas			27,395,414

114	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky – 1.5%

$8,945	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	$9,994,875

3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	Aa3	4,325,550

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA	17,488,584

3,580	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A–	3,603,413

15,360	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	15,561,984

1,925	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	8/19 at 100.00	A1	1,945,424

3,000	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A	3,340,920
51,885	Total Kentucky			56,260,750

	Louisiana – 2.4%

5,000	De Soto Parrish, Louisiana, Pollution Control Revenue Refunding Bonds, Southwestern Electric Power Company Project, Series 2010, 3.250%, 1/01/19 (Mandatory put 1/02/15)	No Opt. Call	BBB	5,088,550

940	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+	1,084,365

2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A, 6.500%, 12/15/15 (5)	No Opt. Call	N/R	1,485,432

245	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A (4)	249,966

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
475	5.000%, 7/01/18	No Opt. Call	A	548,316
1,525	5.000%, 7/01/19	No Opt. Call	A	1,763,388
1,010	5.000%, 7/01/20	No Opt. Call	A	1,149,532
7,245	5.000%, 7/01/26	7/23 at 100.00	A	7,957,836

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
2,250	5.000%, 5/01/19	No Opt. Call	Aa1	2,666,363
2,500	5.000%, 5/01/20	No Opt. Call	Aa1	2,981,500
3,605	5.000%, 5/01/21	No Opt. Call	Aa1	4,303,469

11,970	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa2	14,279,372

7,130	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	8,141,248

	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	A3	3,292,890
2,500	5.000%, 12/01/20	No Opt. Call	A3	2,859,550
3,600	5.000%, 12/01/21	No Opt. Call	A3	4,086,576

Nuveen Investments	115

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$40	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 – AGM Insured	3/14 at 101.00	AA–	$40,558

5,745	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,809,804

	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,957,950
1,670	5.000%, 7/01/22	No Opt. Call	A+	1,900,827

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A:
5,000	5.000%, 5/15/24	5/15 at 100.00	A–	5,146,450
10,000	5.000%, 5/15/25	5/16 at 100.00	A–	10,400,500
79,720	Total Louisiana			87,194,442

	Maine – 0.1%

3,300	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 3.800%, 11/01/15 (Alternative Minimum Tax)	5/14 at 100.00	A–	3,445,167

	Maryland – 1.7%

1,095	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2012, 5.000%, 4/01/15	No Opt. Call	AAA	1,156,944

6,235	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	7,339,655

1,000	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Refunding Series 2013B, 5.000%, 10/15/15	No Opt. Call	Aa2	1,081,120

1,500	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 3.000%, 6/01/15	No Opt. Call	Aaa	1,556,880

290	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	316,181

	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2008:
5,000	5.000%, 7/15/16	No Opt. Call	AAA	5,567,900
5,590	5.000%, 7/15/17	No Opt. Call	AAA	6,427,158
5,130	5.000%, 7/15/18	No Opt. Call	AAA	6,033,034

13,610	Maryland, General Obligation Bonds, State and Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	15,783,789

5,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Refunding Series 2011A, 5.000%, 7/01/19	No Opt. Call	AAA	5,983,350

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA	11,048,000
54,450	Total Maryland			62,294,011

	Massachusetts – 1.7%

3,500	Boston, Massachusetts, General Obligation Bonds, Refunding Series 2009C, 3.000%, 2/01/15	No Opt. Call	Aaa	3,600,065

2,745	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – NPFG Insured	No Opt. Call	AA+	2,859,988

540	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	537,127

116	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$440	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2012L, 5.000%, 7/01/15	No Opt. Call	AA	$470,092

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,000	5.000%, 11/15/15	No Opt. Call	AAA	2,170,500
2,075	5.000%, 11/15/16	No Opt. Call	AAA	2,339,604
1,510	5.000%, 11/15/17	No Opt. Call	AAA	1,753,125
1,000	5.000%, 11/15/18	No Opt. Call	AAA	1,184,390

10,375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA	11,536,274

190	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/16 – AGM Insured	8/15 at 100.00	AA+	203,598

2,080	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/21 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	2,232,755

	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
190	5.000%, 8/15/17 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	203,954
3,975	5.000%, 8/15/18 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	4,266,924
80	5.000%, 8/15/19 (Pre-refunded 8/15/15) – NPFG Insured	8/15 at 100.00	AA+ (4)	85,875
775	5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	831,916
345	5.000%, 8/15/22 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	370,337
35	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	37,570
335	5.000%, 8/15/24 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	359,602
730	5.000%, 8/15/25 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	783,611
230	5.000%, 8/15/26 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	246,891
85	5.000%, 8/15/27 (Pre-refunded 8/15/15) – NPFG Insured	8/15 at 100.00	Aa2 (4)	91,242
360	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa2 (4)	386,438
1,450	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa2 (4)	1,556,488

12,900	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+	15,177,753

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/15	No Opt. Call	AA+	2,560,650
2,420	4.000%, 8/15/16	No Opt. Call	AA+	2,640,994
2,420	4.000%, 8/15/17	No Opt. Call	AA+	2,700,042
2,420	4.000%, 8/15/18	No Opt. Call	AA+	2,735,084
57,625	Total Massachusetts			63,922,889

	Michigan – 4.4%

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
875	5.000%, 10/01/15	No Opt. Call	BBB–	921,340
1,600	5.000%, 10/01/16	No Opt. Call	BBB–	1,721,616
900	5.000%, 10/01/17	No Opt. Call	BBB–	974,871
1,100	5.000%, 10/01/18	No Opt. Call	BBB–	1,196,327
1,500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	1,667,565

	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004:
2,265	5.000%, 5/01/21 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	2,292,610
185	5.000%, 5/01/21 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	187,255

Nuveen Investments	117

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Series 2012 Refunding:
$1,200	5.000%, 5/01/14	No Opt. Call	AA–	$1,214,436
775	4.000%, 5/01/15	No Opt. Call	AA–	810,596
1,000	5.000%, 5/01/16	No Opt. Call	AA–	1,100,990
1,000	4.000%, 5/01/17	No Opt. Call	AA–	1,104,670
1,780	4.000%, 5/01/18	No Opt. Call	AA–	1,995,469

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
1,000	5.000%, 6/01/14	No Opt. Call	A+	1,013,400
1,700	5.000%, 6/01/15	No Opt. Call	A+	1,784,898
1,600	5.000%, 6/01/16	No Opt. Call	A+	1,728,032

1,700	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013, 5.000%, 10/01/15	No Opt. Call	AAA	1,835,847

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A:
10,000	5.000%, 7/01/14	No Opt. Call	AAA	10,204,300
15,475	5.000%, 7/01/15	No Opt. Call	AAA	16,535,502

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B:
8,790	5.000%, 7/01/21	7/18 at 100.00	AAA	9,950,983
13,475	5.000%, 7/01/22	7/16 at 100.00	AAA	14,750,005

10,000	Michigan Hospital Finance Authority, Refunding and Project Revenue Bonds, Ascension Health Senior Credit Group, Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,168,600

3,180	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+	3,646,633

18,530	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+	18,981,206

4,295	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA	4,451,209

6,445	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	6,721,748

1,010	Michigan State Building Authority, Revenue Bonds, State Police Communications System Project, Series 2004, 5.375%, 10/01/15 (Pre-refunded 10/01/14) – NPFG Insured	10/14 at 100.00	A+ (4)	1,045,219

6,025	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,938,089

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	Aa2	1,820,873

2,000	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2	2,192,240

7,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Project, Refunding Series 2008, 5.250%, 8/01/29 (Mandatory put 8/01/14)	No Opt. Call	Aa3	7,166,670

1,000	Pinckney Community Schools, Livingston and Washtenaw Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/19 – AGM Insured	5/14 at 100.00	Aa2	1,009,880

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa2	1,240,008
1,000	5.000%, 5/01/21	No Opt. Call	Aa2	1,171,720

118	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
$765	5.000%, 5/01/19	No Opt. Call	Aa2	$886,352
1,000	5.000%, 5/01/20	No Opt. Call	Aa2	1,158,130

1,370	South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/19 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	Aa2 (4)	1,451,666

1,025	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/22 – FGIC Insured	11/14 at 100.00	Aa2	1,053,311

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa2	5,864,182

8,150	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	9,060,355
148,395	Total Michigan			159,018,803

	Minnesota – 1.3%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	796,815
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,792,698
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,865,287

5,025	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Refunding Series 2009B, 4.000%, 12/01/15	No Opt. Call	AAA	5,371,323

713	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-3, 5.700%, 4/01/27	2/16 at 100.00	AA+	743,025

1,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2005A, 5.000%, 1/01/18 – AMBAC Insured	1/15 at 100.00	A	1,555,380

	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2014A:
2,695	5.000%, 6/01/20	No Opt. Call	AA	3,212,979
3,990	5.000%, 6/01/21	No Opt. Call	AA	4,756,200

	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E:
4,000	4.500%, 8/01/17	No Opt. Call	AA+	4,533,000
4,000	4.500%, 8/01/18	No Opt. Call	AA+	4,617,000

6,045	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/16	No Opt. Call	AA+	6,739,752

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A:
1,630	5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–	1,701,378
7,000	5.000%, 1/01/16 – AGC Insured	No Opt. Call	AA–	7,607,810

885	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A–	1,013,989
41,533	Total Minnesota			46,306,636

	Mississippi – 0.3%

11,500	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/01/18)	No Opt. Call	A	11,575,670

Nuveen Investments	119

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

$1,100	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	9/14 at 100.00	AA–	$1,127,291
12,600	Total Mississippi			12,702,961

	Missouri – 1.8%

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011:
1,700	5.625%, 6/01/23	6/16 at 100.00	N/R	1,715,946
1,100	6.500%, 6/01/25	No Opt. Call	N/R	1,105,566

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23	5/21 at 100.00	AAA	2,738,711
2,695	4.000%, 5/01/24	5/21 at 100.00	AAA	2,902,434

	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2010A:
3,630	5.000%, 1/01/17	No Opt. Call	Aaa	4,106,329
3,000	5.000%, 1/01/18	No Opt. Call	Aaa	3,485,490

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
550	5.000%, 5/01/19	No Opt. Call	BBB+	624,250
440	5.000%, 5/01/20	No Opt. Call	BBB+	495,906
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,118,050
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,628,400
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,445,242

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/19	2/17 at 100.00	BBB+	1,062,910

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
505	4.000%, 7/01/15	No Opt. Call	A–	529,220
445	5.000%, 7/01/16	No Opt. Call	A–	490,261
715	5.000%, 7/01/17	No Opt. Call	A–	813,284
765	5.000%, 7/01/18	No Opt. Call	A–	883,789

8,825	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/17	No Opt. Call	BBB+	9,746,507

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
8,155	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A	9,412,827
11,995	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A	14,113,797

5,020	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	5,119,346
57,925	Total Missouri			64,538,265

	Nebraska – 0.6%

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
375	4.000%, 6/15/15	No Opt. Call	AA–	393,338
500	4.000%, 6/15/16	No Opt. Call	AA–	539,995
750	4.000%, 6/15/17	No Opt. Call	AA–	827,985

120	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)
$600	4.000%, 6/15/18	No Opt. Call	AA–	$669,912
800	5.000%, 6/15/19	No Opt. Call	AA–	939,808

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2009:
1,915	3.000%, 1/15/16	No Opt. Call	AAA	2,012,608
3,475	3.000%, 1/15/17	No Opt. Call	AAA	3,719,397
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,474,895
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,728,102

2,320	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	No Opt. Call	A–	2,089,090

3,045	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (Alternative Minimum Tax)	No Opt. Call	A	3,062,478
19,520	Total Nebraska			20,457,608

	Nevada – 0.6%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,133,730
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A	2,247,280

1,670	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2006, 5.000%, 11/01/21 – AMBAC Insured	11/16 at 100.00	Aa1	1,858,276

4,635	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/14	No Opt. Call	AA–	4,727,329

2,625	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2010F-1, 5.000%, 7/01/15	No Opt. Call	A+	2,791,714

5,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	5,667,500

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
460	2.000%, 6/01/14	No Opt. Call	N/R	459,365
325	3.000%, 6/01/16	No Opt. Call	N/R	322,751
990	3.000%, 6/01/17	No Opt. Call	N/R	969,101
190	4.000%, 6/01/18	No Opt. Call	N/R	190,621

2,825	Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2005, 5.000%, 12/01/15 – FGIC Insured	No Opt. Call	AA+	3,066,453
21,720	Total Nevada			23,434,120

	New Hampshire – 0.1%

5,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Series 2010A, 4.500%, 7/01/27 (Mandatory put 7/01/15) (Alternative Minimum Tax)	No Opt. Call	Baa1	5,199,750

	New Jersey – 6.3%

740	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB	729,929

2,435	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.000%, 2/15/15	No Opt. Call	BBB	2,530,890

Nuveen Investments	121

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/15	No Opt. Call	BBB	$1,559,070

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A	4,023,388

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,000	5.000%, 11/01/16 – AGM Insured	No Opt. Call	AA–	1,114,810
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA–	1,676,836
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA–	1,060,116

250	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 5.000%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R	258,723

345	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	381,898

5	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	5,639

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
4,460	5.375%, 6/15/14 (ETM)	No Opt. Call	Aaa	4,547,327
650	5.375%, 6/15/15 (ETM)	No Opt. Call	Aaa	696,079
1,040	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa	1,113,726
1,430	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	1,603,173
1,000	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	1,121,100

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
3,740	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	3,818,428
75	5.750%, 6/15/29 (Pre-refunded 6/15/14) – AGC Insured	6/14 at 100.00	Aaa	76,573
100	5.750%, 6/15/29 (Pre-refunded 6/15/14) – RAAI Insured	6/14 at 100.00	Aaa	102,097
1,505	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,535,160
2,370	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,419,699

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
3,900	5.000%, 6/15/14	No Opt. Call	BBB+	3,965,091
3,860	5.000%, 6/15/15	No Opt. Call	BBB+	4,080,831
2,920	5.000%, 6/15/16	No Opt. Call	BBB+	3,196,553
6,265	5.000%, 6/15/17	No Opt. Call	BBB+	7,010,911
8,510	5.000%, 6/15/18	No Opt. Call	BBB+	9,663,190
5,250	5.000%, 6/15/19	No Opt. Call	BBB+	6,026,895
245	4.000%, 6/15/19	No Opt. Call	BBB+	268,601
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	12,541,019
7,410	5.000%, 6/15/21	No Opt. Call	BBB+	8,383,822
250	5.000%, 6/15/22	No Opt. Call	BBB+	280,588
475	5.000%, 6/15/22	No Opt. Call	AA–	537,572
8,320	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,866,541
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,337,020
685	4.250%, 6/15/27	6/22 at 100.00	BBB+	678,547

2,325	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P, 5.000%, 9/01/14	No Opt. Call	A+	2,391,216

4,890	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/20	No Opt. Call	A+	5,730,640

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – AGM Insured	No Opt. Call	AA–	3,818,221

122	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$3,635	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	$4,018,274

330	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	434,386

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,060	5.000%, 7/01/18	No Opt. Call	BB+	4,266,370
4,260	5.000%, 7/01/19	No Opt. Call	BB+	4,457,025

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	Aaa	490,032

1,400	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%, 10/01/14 – AGM Insured	No Opt. Call	AA–	1,446,900

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – NPFG Insured (ETM)	No Opt. Call	Aaa	5,345,900

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,390	5.000%, 12/15/17	No Opt. Call	A+	6,226,043
9,750	5.000%, 12/15/18	No Opt. Call	A+	11,391,413

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
2,000	5.000%, 6/15/14	No Opt. Call	A+	2,036,220
1,500	5.000%, 6/15/15	No Opt. Call	A+	1,597,080

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
11,500	5.000%, 6/15/19	No Opt. Call	A+	13,457,415
13,675	5.000%, 6/15/20	No Opt. Call	A+	15,990,725

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,245	6.500%, 1/01/16	No Opt. Call	A3	2,497,495
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	5,562
805	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	895,538

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,425	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	1,593,863
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	11,185
460	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (4)	514,510
120	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	134,220
245	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	274,033
1,165	6.500%, 1/01/16 – AGM Insured (ETM)	No Opt. Call	AA– (4)	1,236,438
1,045	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	1,109,079
45	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	47,759
1,205	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	1,278,891

5,945	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	6,944,533

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,262,801

1,700	Passaic Valley Sewage Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	2,023,357

Nuveen Investments	123

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
$4,340	3.000%, 1/01/18	No Opt. Call	A1	$4,594,367
4,850	3.000%, 1/01/19	No Opt. Call	A1	5,107,438

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
4,160	5.000%, 6/01/14	No Opt. Call	A1	4,204,762
5,660	5.000%, 6/01/15	No Opt. Call	A1	5,885,947
95	5.000%, 6/01/17	No Opt. Call	A2	103,310
5,525	4.500%, 6/01/23	6/17 at 100.00	B1	5,202,506
1,065	4.625%, 6/01/26	6/17 at 100.00	B1	924,271
211,055	Total New Jersey			231,161,567

	New York – 10.5%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	A	520,485

1,585	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA–	1,868,699

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	5,988

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,447,900

2,500	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005A, 5.000%, 2/15/19 – AMBAC Insured	2/15 at 100.00	AA–	2,616,400

12,195	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA	14,529,123

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	6,029

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
680	0.000%, 6/01/16 – AGM Insured	No Opt. Call	AA–	665,972
245	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA–	219,941
480	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA–	392,578
450	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA–	351,693
1,095	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA–	814,965

115	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 6/01/14 (ETM)	No Opt. Call	A– (4)	116,962

2,380	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/14	No Opt. Call	A–	2,474,081

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
4,095	5.000%, 12/01/19 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	A (4)	4,533,861
850	5.250%, 12/01/20 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	A (4)	946,025

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
5,895	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA–	6,464,457
800	4.250%, 12/01/16 – AGM Insured	No Opt. Call	AA–	863,440
945	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	1,014,486
240	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	258,499

124	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D:
$595	5.000%, 9/01/17 – NPFG Insured	9/16 at 100.00	A	$654,482
85	5.000%, 9/01/20 – NPFG Insured	9/16 at 100.00	A	92,414
420	5.000%, 9/01/23 – NPFG Insured	9/16 at 100.00	A	453,583

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
3,765	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	A	4,173,390
2,245	5.000%, 12/01/17	12/16 at 100.00	A–	2,485,866
2,145	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	A	2,363,468
12,740	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	A	14,037,569
190	5.000%, 12/01/20 – NPFG Insured	12/16 at 100.00	A	207,959
865	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	A	943,992
1,035	5.000%, 12/01/21 – NPFG Insured	12/16 at 100.00	A	1,129,516
715	5.000%, 12/01/21 – AGM Insured	12/16 at 100.00	AA–	785,091
4,505	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	A	4,907,251
155	5.000%, 12/01/22	12/16 at 100.00	A–	168,840
10	4.125%, 12/01/22 – FGIC Insured	12/16 at 100.00	A	10,393

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
480	5.000%, 4/01/18	No Opt. Call	A–	545,630
3,420	5.000%, 4/01/19	No Opt. Call	A–	3,939,361
1,250	5.500%, 4/01/22	4/19 at 100.00	A–	1,399,113

2,440	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/14 (ETM)	No Opt. Call	A– (4)	2,469,744

3,015	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/15 – NPFG Insured	No Opt. Call	A	3,193,548

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
885	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	A	965,668
8,715	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	A	9,765,942
2,940	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A	3,231,589
720	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	A	788,746

1,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16	No Opt. Call	A–	1,200,265

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A–	1,142,360

5,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 5.000%, 11/15/20	No Opt. Call	AA	6,515,685

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012-B2:
3,985	5.000%, 11/15/21	No Opt. Call	A	4,634,356
2,000	5.000%, 11/15/22	No Opt. Call	A	2,301,340

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H:
5,135	5.000%, 11/15/20	No Opt. Call	A	5,998,245
3,090	4.000%, 11/15/21	No Opt. Call	A	3,377,525
5,790	4.000%, 11/15/22	No Opt. Call	A	6,209,428

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A	1,560,105

Nuveen Investments	125

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Monroe County, New York, General Obligation Bonds, Refunding Series 2012:
$1,500	5.000%, 3/01/14	No Opt. Call	A	$1,505,955
1,000	5.000%, 3/01/15	No Opt. Call	A	1,046,120

8,425	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/20 (Pre-refunded 12/15/14) – AMBAC Insured	12/14 at 100.00	Aa1 (4)	8,782,978

3,040	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/20 – AMBAC Insured	12/14 at 100.00	AAA	3,165,035

10,085	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA	11,513,944

10,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/14	No Opt. Call	AA	10,244,400

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) – NPFG Insured	No Opt. Call	A	7,848,216

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) – NPFG Insured	No Opt. Call	A	2,162,860

2,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Refunding Series 2013, 2.750%, 7/01/17	No Opt. Call	A–	2,038,980

25,970	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	30,230,854

3,520	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/19 – AMBAC Insured	10/15 at 100.00	AA	3,788,682

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009:
5,000	4.000%, 4/01/16	No Opt. Call	AA–	5,386,800
5,000	4.000%, 4/01/17	No Opt. Call	AA–	5,524,200
6,845	5.000%, 4/01/18	No Opt. Call	AA–	7,952,110

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B:
7,800	5.000%, 6/01/15	No Opt. Call	AA–	8,297,328
5,560	5.000%, 6/01/16	No Opt. Call	AA–	6,148,304
4,100	5.000%, 6/01/17	No Opt. Call	AA–	4,672,524
2,800	5.000%, 6/01/18	No Opt. Call	AA–	3,245,984

4,285	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A, 5.000%, 6/01/20	6/16 at 100.00	AA–	4,676,778

3,150	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A, 5.000%, 6/01/21	6/16 at 100.00	AA–	3,438,005

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
4,940	5.000%, 6/01/19	6/14 at 100.00	AA–	5,017,212
5,000	5.000%, 6/01/19	6/15 at 100.00	AA–	5,295,900
2,090	5.000%, 6/01/20	6/15 at 100.00	AA–	2,207,625
3,105	5.000%, 6/01/20	6/16 at 100.00	AA–	3,388,890
14,250	5.000%, 6/01/21	6/16 at 100.00	AA–	15,552,878
1,500	5.000%, 6/01/21	6/17 at 100.00	AA–	1,671,555
5,030	5.000%, 6/01/22	6/17 at 100.00	AA–	5,605,281

126	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$10,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/17	No Opt. Call	AA–	$11,271,800

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1:
3,105	5.000%, 12/15/16	No Opt. Call	AAA	3,509,799
1,000	5.000%, 12/15/17	No Opt. Call	AAA	1,160,910

8,085	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	9,532,781

3,080	North Babylon Union Free School District, Suffolk County, New York, General Obligation Bonds, Refunding Series 2013, 3.000%, 1/15/15	No Opt. Call	Aa3	3,162,051

	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B:
16,120	4.000%, 11/15/20	No Opt. Call	AA–	18,169,336
18,685	4.000%, 11/15/21	No Opt. Call	AA–	20,929,442

5,150	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2013B, 4.000%, 11/15/19	No Opt. Call	AA–	5,865,129

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,740	4.750%, 6/01/22	6/16 at 100.00	BBB–	1,711,116
3,000	5.000%, 6/01/26	6/16 at 100.00	BB–	2,666,400

	Yonkers, New York, General Obligation Bonds, Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A+	2,375,999
2,510	3.000%, 8/15/23	No Opt. Call	A+	2,378,426
348,855	Total New York			384,906,635

	North Carolina – 1.3%

	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A:
3,000	5.000%, 3/01/16	No Opt. Call	AA	3,286,140
2,010	5.000%, 3/01/17	No Opt. Call	AA	2,276,848
2,075	5.000%, 3/01/18	No Opt. Call	AA	2,405,299

	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009:
5,500	5.000%, 3/01/16	No Opt. Call	AA+	6,034,270
3,025	5.000%, 3/01/18	No Opt. Call	AA+	3,515,746

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/14	No Opt. Call	AAA	1,514,580
1,500	3.000%, 6/01/15	No Opt. Call	AAA	1,556,880
1,500	3.000%, 6/01/16	No Opt. Call	AAA	1,592,880
765	3.000%, 6/01/17	No Opt. Call	AAA	825,932

	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008:
2,665	3.000%, 2/15/15 – AGC Insured	No Opt. Call	AA–	2,734,503
3,290	3.500%, 2/15/16 – AGC Insured	No Opt. Call	AA–	3,469,634
2,760	4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA–	3,011,353

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,000	5.000%, 5/01/19	No Opt. Call	AA+	1,183,940
5,195	5.000%, 5/01/20	5/19 at 100.00	AA+	6,015,239
3,540	5.000%, 5/01/21	5/19 at 100.00	AA+	4,080,770

Nuveen Investments	127

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$500	University of North Carolina System, Pooled Revenue Bonds, East Carolina University, Series 2011A, 3.000%, 5/01/14	No Opt. Call	Aa2	$503,645

	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2012:
350	2.000%, 6/01/14 – AGM Insured	No Opt. Call	AA	352,132
420	3.000%, 6/01/15 – AGM Insured	No Opt. Call	AA	435,305
855	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	946,451
800	4.000%, 6/01/18 – AGM Insured	No Opt. Call	AA	897,840
42,250	Total North Carolina			46,639,387

	North Dakota – 0.5%

800	Fargo Public School District 1, County, North Dakota, General Obligation Bonds, Limited Tax School Building Series 2008, 4.000%, 5/01/14	No Opt. Call	Aa3	807,536

4,365	Grand Forks, North Dakota, Healthcare System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	A–	4,912,327

1,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/18	7/16 at 100.00	BBB–	1,052,980

1,130	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2012C, 3.000%, 5/01/17	No Opt. Call	Aa3	1,204,162

2,835	Williston, North Dakota, Limited Obligation Bonds, Certificates of Indebtedness, Series 2013A, 2.500%, 11/01/15	11/14 at 100.00	N/R	2,852,038

6,035	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A, 4.000%, 5/01/20 – AGM Insured	5/17 at 100.00	AA–	6,385,875
16,165	Total North Dakota			17,214,918

	Ohio – 4.1%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	A1	2,269,060
2,655	5.000%, 11/15/22	5/22 at 100.00	A1	2,967,626

	Akron, Ohio, Waterworks System Mortgage Revenue Improvement Bonds, Refunding Series 2009:
2,220	5.000%, 3/01/15 – AGC Insured	No Opt. Call	A3	2,331,155
2,650	5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	2,983,609

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
5,825	5.000%, 6/01/14	No Opt. Call	A1	5,887,677
9,515	5.000%, 6/01/15	No Opt. Call	A1	9,894,839
6,630	5.000%, 6/01/16	No Opt. Call	A1	7,069,967
3,415	5.000%, 6/01/17	No Opt. Call	Baa1	3,713,710

14,965	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	12,618,638

3,220	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA–	3,634,639

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA	1,709,698
1,540	5.000%, 12/01/20	12/19 at 100.00	AA	1,752,089
1,620	5.000%, 12/01/21	12/19 at 100.00	AA	1,809,119

128	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
$510	3.000%, 6/15/14	No Opt. Call	Baa2	$514,631
500	4.000%, 6/15/17	No Opt. Call	Baa2	536,935
1,015	5.000%, 6/15/19	No Opt. Call	Baa2	1,136,029
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,095,340

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S:
1,150	5.000%, 5/15/21	No Opt. Call	AA	1,354,723
275	5.000%, 5/15/22	No Opt. Call	AA	320,917
1,000	5.000%, 5/15/23	No Opt. Call	AA	1,164,650

	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,440	5.000%, 1/01/20	No Opt. Call	AA	2,844,284
1,700	5.000%, 1/01/23	No Opt. Call	AA	1,947,775

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,547,164

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,000	5.000%, 2/15/16	No Opt. Call	BB+	1,024,400
1,630	5.000%, 2/15/18	No Opt. Call	BB+	1,677,955
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,017,790
270	5.000%, 2/15/20	No Opt. Call	BB+	275,330
2,000	5.000%, 2/15/21	No Opt. Call	BB+	1,989,420

2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/17	No Opt. Call	BB+	2,061,280

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
730	3.000%, 10/01/15	No Opt. Call	A1	757,083
870	3.000%, 10/01/16	No Opt. Call	A1	916,606
1,100	4.000%, 10/01/17	No Opt. Call	A1	1,200,804

5,650	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009A, 3.875%, 12/01/38 (Mandatory put 6/01/14)	No Opt. Call	Baa1	5,701,359

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,447,320

180	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2012A, 4.000%, 2/01/14	No Opt. Call	AA+	180,000

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B, 5.000%, 8/01/21	No Opt. Call	AA+	8,016,184

6,450	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	7,738,646

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	15,139,774

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009B:
820	5.000%, 1/01/17	No Opt. Call	Aa2	923,017
500	5.000%, 1/01/18	No Opt. Call	Aa2	577,355

Nuveen Investments	129

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$80	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	$85,979

10,715	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 2.200%, 6/01/33 (Mandatory put 6/01/16)	No Opt. Call	BBB–	10,734,608

2,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 2.250%, 7/01/21 (Mandatory put 7/01/16)	No Opt. Call	A–	2,035,940

4,540	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Refunding Series 2012A, 5.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA	5,133,015

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,145	5.000%, 12/01/15	No Opt. Call	N/R	2,189,680
2,265	5.000%, 12/01/16	No Opt. Call	N/R	2,319,179

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A+	2,477,374

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	32,900
141,975	Total Ohio			150,757,272

	Oklahoma – 1.4%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,395	4.000%, 9/01/18	No Opt. Call	A+	1,535,937
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,571,095
2,685	4.500%, 9/01/20	No Opt. Call	A+	2,990,848

4,500	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013, 5.000%, 6/01/18	No Opt. Call	A	5,130,180

4,845	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2010, 4.000%, 6/01/14	No Opt. Call	A+	4,904,061

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012:
750	2.000%, 3/01/14	No Opt. Call	A+	751,140
5,000	3.000%, 3/01/17	No Opt. Call	A+	5,300,600
2,820	4.000%, 3/01/18	No Opt. Call	A+	3,109,896

3,530	Tulsa, Oklahoma, Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured	No Opt. Call	A	3,701,735

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A:
1,000	4.000%, 6/01/15	No Opt. Call	BBB+	1,040,600
1,200	4.500%, 6/01/16	6/15 at 100.00	BBB+	1,253,724

8,505	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	A (4)	9,311,699

7,425	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–	8,657,624

1,250	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–	1,343,113
46,340	Total Oklahoma			50,602,252

130	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon – 0.7%

$2,575	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Refunding Bonds, Series 2012B, 4.000%, 6/15/22	No Opt. Call	AA+	$2,860,748

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22	5/19 at 100.00	AAA	1,149,330

	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2013:
3,795	5.000%, 6/15/14	No Opt. Call	Aa1	3,864,259
5,655	5.000%, 6/15/15	No Opt. Call	Aa1	6,030,549

2,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/18	No Opt. Call	A	2,330,000

10,450	Tri-County Metropolitan Transportation District, Oregon, Revenue Bonds, Payroll Tax and Grant Receipt Series 2013, 3.000%, 11/01/16	5/15 at 100.00	Aa3	10,798,612
25,475	Total Oregon			27,033,498

	Pennsylvania – 6.4%

385	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne University, Series 2013A, 3.000%, 3/01/15	No Opt. Call	A2	396,358

1,480	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.375%, 2/15/14	No Opt. Call	Baa3	1,480,622

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,865	5.000%, 5/01/14	No Opt. Call	Baa2	1,879,081
1,985	5.000%, 5/01/15	No Opt. Call	Baa2	2,053,641
1,620	5.000%, 5/01/16	No Opt. Call	Baa2	1,708,808
1,285	5.000%, 5/01/18	5/16 at 100.00	Baa2	1,338,417

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	5,797,000

	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2011:
6,550	5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA–	7,515,863
4,400	5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA–	5,126,396

1,900	Berks County, Pennsylvania, General Obligation Bonds, Series 2008, 5.000%, 11/15/21	11/18 at 100.00	Aa1	2,183,442

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	1,010,000

1,120	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA	1,197,134

2,295	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2009, 4.000%, 10/01/14 – AGM Insured	No Opt. Call	AA–	2,340,923

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Refunding Series 2005A:
440	5.000%, 12/01/15 – RAAI Insured	No Opt. Call	BBB+	462,950
20	4.250%, 12/01/17 – RAAI Insured	12/15 at 100.00	BBB+	20,634
210	5.000%, 12/01/19 – RAAI Insured	12/15 at 100.00	BBB+	217,119
75	5.000%, 12/01/21 – RAAI Insured	12/15 at 100.00	BBB+	76,374

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010:
1,000	4.000%, 12/01/16	No Opt. Call	A+	1,090,630
500	5.000%, 12/01/18	No Opt. Call	A+	582,335

Nuveen Investments	131

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,335	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A, 5.000%, 11/01/18 – AGM Insured	No Opt. Call	A1	$3,885,508

1,000	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.125%, 12/15/20	12/14 at 100.00	N/R	1,007,620

3,425	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Refunding Series 2004, 5.000%, 11/15/18	5/14 at 100.00	B+	3,393,867

2,700	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R	2,678,886

2,165	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.000%, 7/01/17	No Opt. Call	A–	2,404,189

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A	1,164,845

3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23	No Opt. Call	A	3,832,536

560	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	6/14 at 100.00	N/R	474,992

7	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (Alternative Minimum Tax)	6/14 at 100.00	N/R	6,135

940	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	AA+ (4)	1,036,585

	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A:
3,050	5.250%, 10/15/14	No Opt. Call	BBB+	3,126,403
3,285	5.250%, 10/15/15	No Opt. Call	BBB+	3,476,253

2,700	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	A–	2,727,324

10,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.625%, 7/01/41 (Mandatory put 7/01/14)	No Opt. Call	A–	10,080,100

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012A:
2,500	5.000%, 7/01/15	No Opt. Call	Aaa	2,671,325
2,985	4.000%, 7/01/15	No Opt. Call	Aaa	3,147,354
4,830	5.000%, 7/01/19	No Opt. Call	Aaa	5,763,156

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
5,725	5.000%, 7/01/21	1/18 at 100.00	Aaa	6,494,898
23,760	5.000%, 1/01/22	7/17 at 100.00	Aaa	26,808,408
8,365	5.000%, 7/01/22	7/16 at 100.00	Aaa	9,203,006
15,750	5.000%, 1/01/23	1/16 at 100.00	Aaa	16,963,223
13,270	5.000%, 7/01/23	7/15 at 100.00	Aaa	14,094,332

11,800	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA–	11,804,012

132	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,775	Pennsylvania State Public School Building Authority, Lease Revenue Bonds, Philadelphia School District Project, Series 2006A, 4.500%, 6/01/15 – AGM Insured	No Opt. Call	AA–	$1,859,490

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009B:
4,025	5.000%, 6/01/14	No Opt. Call	A–	4,088,354
4,000	5.000%, 6/01/15	No Opt. Call	A–	4,239,720
4,000	5.000%, 6/01/16	No Opt. Call	A–	4,389,520

16,030	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA	17,960,493

2,860	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	A (4)	3,439,608

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C, 5.000%, 9/01/16	No Opt. Call	Aa3	11,032,200

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D:
1,795	5.000%, 9/01/17	No Opt. Call	Aa3	2,019,896
1,525	5.000%, 9/01/18	No Opt. Call	Aa3	1,737,128

	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986:
604	7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa	626,288
620	6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa	686,662

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
260	4.000%, 12/01/14	No Opt. Call	BBB–	266,170
1,205	4.000%, 12/01/16	No Opt. Call	BBB–	1,274,673

1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	BBB+	1,341,525

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	Aa1	2,952,725

1,925	York County, Pennsylvania, General Obligation Bonds, Series 2013, 3.000%, 6/01/15	No Opt. Call	AA	1,994,358
214,196	Total Pennsylvania			232,631,494

	Puerto Rico – 0.1%

1,630	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.000%, 7/01/21	No Opt. Call	BBB–	1,150,438

5,800	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 5.250%, 7/01/24	7/20 at 100.00	BBB	3,756,022

15	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2012A, 5.000%, 7/01/20	No Opt. Call	BBB–	11,034

150	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A	142,977
7,595	Total Puerto Rico			5,060,471

	Rhode Island – 0.2%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
700	5.000%, 7/01/19	No Opt. Call	A3	789,831
1,165	5.000%, 7/01/20	No Opt. Call	A3	1,303,320
1,360	5.000%, 7/01/21	No Opt. Call	A3	1,510,076

Nuveen Investments	133

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island (continued)

$450	Rhode Island Health and Education Building Corporation, University of Rhode Island Auxiliary Enterprise Revenue Refunding Issue, Series 2013C, 4.000%, 9/15/16	No Opt. Call	A+	$487,067

520	Rhode Island Health and Education Building Corporation, University of Rhode Island Auxiliary Enterprise Revenue Refunding Issue, Series 2013C, 4.000%, 9/15/18	No Opt. Call	A+	576,919

2,000	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	2,103,980

1,865	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/14 at 100.00	Baa1	1,865,168
8,060	Total Rhode Island			8,636,361

	South Carolina – 1.1%

3,065	Cherokee County School District 1, South Carolina, General Obligation Bonds, Series 2013A, 4.000%, 3/01/15	No Opt. Call	Aa1	3,192,504

	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Refunding Series 2012:
1,500	3.500%, 2/01/20	No Opt. Call	Aa1	1,654,485
1,000	4.500%, 2/01/21	No Opt. Call	Aa1	1,159,330

6,010	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/19 (Pre-refunded 12/01/14)	12/14 at 100.00	AA– (4)	6,266,026

7,125	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB	7,179,791

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,365	5.000%, 12/01/21	No Opt. Call	AA	3,963,230
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,762,131

5,245	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	5,740,757

1,245	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (4)	1,607,034

1,575	South Carolina JOBS Economic Development Authority, Revenue Bonds, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	A–	1,604,768

820	South Carolina JOBS-Economic Development Authority, Residential Care Facilities First Mortgage Revenue Bonds, South Carolina Episcopal Home at Still Hopes, Series 2004A, 6.000%, 5/15/17	5/14 at 100.00	N/R	821,205

1,650	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 2005A, 5.250%, 1/01/22 – NPFG Insured	No Opt. Call	AA–	1,784,591
37,510	Total South Carolina			40,735,852

	South Dakota – 0.1%

	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012:
1,580	3.000%, 11/01/17	No Opt. Call	A	1,661,212
770	3.000%, 11/01/18	No Opt. Call	A	805,220

1,320	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	Aaa	1,421,521

400	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA	468,920
4,070	Total South Dakota			4,356,873

134	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee – 1.1%

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
$425	2.000%, 12/01/14	No Opt. Call	AA+	$431,337
225	2.000%, 12/01/15	No Opt. Call	AA+	231,813
225	2.000%, 12/01/16	No Opt. Call	AA+	234,396
475	2.000%, 12/01/17	No Opt. Call	AA+	495,644
710	4.000%, 12/01/20	No Opt. Call	AA+	799,638
740	4.000%, 12/01/21	No Opt. Call	AA+	826,580

695	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.000%, 7/01/14	No Opt. Call	BBB+	705,877

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,030	5.000%, 1/01/19	No Opt. Call	A	1,184,407
2,500	5.000%, 1/01/20	No Opt. Call	A	2,844,650
1,500	4.000%, 1/01/21	No Opt. Call	A	1,607,565

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,335	3.000%, 11/01/17	No Opt. Call	BBB+	1,395,168
250	3.000%, 11/01/18	No Opt. Call	BBB+	259,668
1,070	4.000%, 11/01/19	No Opt. Call	BBB+	1,156,670
810	4.000%, 11/01/20	No Opt. Call	BBB+	866,943
500	4.000%, 11/01/21	No Opt. Call	BBB+	529,460
1,030	5.000%, 11/01/22	11/21 at 100.00	BBB+	1,147,811

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,570	5.000%, 7/01/21	No Opt. Call	A+	3,025,378
1,320	5.000%, 7/01/22	No Opt. Call	A+	1,543,978

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
2,000	5.000%, 9/01/15	No Opt. Call	AA–	2,145,860
5,000	5.000%, 9/01/16	No Opt. Call	AA–	5,545,550
2,500	5.000%, 9/01/18	No Opt. Call	AA–	2,900,275

7,530	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/17	No Opt. Call	Aaa	8,604,908

1,000	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	Aaa	1,142,970

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
250	5.000%, 9/01/14	No Opt. Call	A	256,350
200	5.250%, 9/01/18	No Opt. Call	A	227,716

1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A	1,533,900
37,285	Total Tennessee			41,644,512

	Texas – 5.7%

2,980	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	3,086,624

	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A:
5,000	4.000%, 8/15/14	No Opt. Call	AAA	5,105,800
20,350	5.000%, 8/15/23	No Opt. Call	AAA	24,453,374

Nuveen Investments	135

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use Groundwater Supply Project, Subordinate Lien Series 2011:
$1,000	5.000%, 2/15/15	No Opt. Call	AA	$1,049,520
1,000	5.000%, 2/15/16	No Opt. Call	AA	1,092,080

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21 (WI/DD, Settling 2/06/14)	No Opt. Call	AA–	1,159,330
650	5.000%, 9/01/22 (WI/DD, Settling 2/06/14)	No Opt. Call	AA–	745,680

6,975	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	7,528,676

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	3,030,545
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,738,200

18,540	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013C, 2.000%, 10/01/17 (Mandatory put 2/15/14) (Pre-refunded 2/15/14)	2/14 at 100.00	AA+ (4)	18,551,680

6,000	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	7,143,000

1,500	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Schoolhouse Series 2013A, 4.000%, 2/15/16	No Opt. Call	AAA	1,612,650

1,780	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D, 5.000%, 11/15/21	No Opt. Call	AA	2,110,457

11,520	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	13,357,901

2,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.000%, 9/01/14	No Opt. Call	A2	2,056,040

	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A:
1,360	5.000%, 7/01/15	No Opt. Call	AA–	1,450,195
1,110	5.000%, 7/01/16	No Opt. Call	AA–	1,226,295

2,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,619,990

	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, Saint Joseph Health System, Refunding Series 2008B:
3,030	5.000%, 7/01/18	No Opt. Call	AA–	3,482,228
3,000	5.000%, 7/01/20	No Opt. Call	AA–	3,455,520

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
2,210	3.000%, 12/01/18	No Opt. Call	Baa2	2,237,095
1,510	4.000%, 12/01/21	No Opt. Call	Baa2	1,549,819

5,660	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2006, 3.750%, 12/01/18 (Mandatory put 5/01/15)	No Opt. Call	A–	5,851,025

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,690	5.000%, 8/15/19	No Opt. Call	AA	1,979,514
2,785	5.000%, 8/15/21	No Opt. Call	AA	3,233,719
2,000	5.000%, 8/15/22	No Opt. Call	AA	2,308,340
5,480	5.000%, 8/15/23	8/22 at 100.00	AA	6,233,993

136	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$7,625	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24	9/21 at 100.00	AA+	$8,725,364

10,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/21	8/15 at 100.00	AAA	10,678,400

2,555	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	2,709,322

15,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1	17,876,700

8,420	Texas A&M University, Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	Aaa	8,945,661

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	6,090,810

6,535	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA	7,193,336

2,670	Texas State, Public Financing Authority, General Obligation Bonds, Series 2009A, 5.000%, 10/01/17	No Opt. Call	AAA	3,088,523

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,000	3.000%, 8/15/14	No Opt. Call	A	2,023,460
2,565	3.000%, 8/15/15	No Opt. Call	A	2,637,179
2,640	3.000%, 8/15/16	No Opt. Call	A	2,749,375
2,720	3.000%, 8/15/17	No Opt. Call	A	2,835,981
188,205	Total Texas			209,003,401

	Utah – 0.4%

4,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Subordinate Lien Refunding Series 2013A, 3.000%, 7/01/15	No Opt. Call	AA–	4,156,320

2,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	2,080,560

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
500	5.000%, 9/01/14	No Opt. Call	A–	513,310
550	5.000%, 9/01/15	No Opt. Call	A–	588,478
875	5.000%, 9/01/16	No Opt. Call	A–	968,721
500	5.000%, 9/01/17	No Opt. Call	A–	568,535
500	5.000%, 9/01/18	No Opt. Call	A–	577,810
625	5.000%, 9/01/19	No Opt. Call	A–	727,675
1,040	5.000%, 9/01/20	No Opt. Call	A–	1,208,397
2,050	5.000%, 9/01/21	No Opt. Call	A–	2,373,572
12,640	Total Utah			13,763,378

	Virgin Islands – 0.5%

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B:
2,515	5.000%, 10/01/14	No Opt. Call	BBB	2,578,403
4,455	5.000%, 10/01/15	No Opt. Call	BBB	4,714,014
4,375	5.000%, 10/01/16	No Opt. Call	BBB	4,762,275
4,000	5.000%, 10/01/17	No Opt. Call	BBB	4,437,040
15,345	Total Virgin Islands			16,491,732

Nuveen Investments	137

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia – 0.2%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
$400	4.000%, 9/01/14	No Opt. Call	BBB	$408,128
400	4.125%, 9/01/15	No Opt. Call	BBB	420,272

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,192,710

2,500	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008c, 1.500%, 11/01/35 (Mandatory put 12/01/14)	11/14 at 100.00	A–	2,512,825

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	7/14 at 100.00	N/R	1,754,393
6,050	Total Virginia			6,288,328

	Washington – 2.6%

1,700	Central Washington University, Washington, System Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/15	No Opt. Call	A1	1,777,282

4,115	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2010B, 5.000%, 2/01/17	No Opt. Call	AA	4,661,019

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,100	5.000%, 12/01/18	No Opt. Call	A+	1,274,812
1,500	5.000%, 12/01/20	No Opt. Call	A+	1,752,345
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,436,674

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	3,109,320

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	10,941,700

10,580	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	12,306,339

10,380	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, 2010 Series 2009B, 5.000%, 8/01/15	No Opt. Call	AA+	11,127,775

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+	10,058,069

	Washington State, General Obligation Refunding Bonds, Various Purpose Series 2013R-13C:
9,355	4.000%, 7/01/15	No Opt. Call	AA+	9,861,106
20,070	5.000%, 7/01/21	No Opt. Call	AA+	23,980,238

615	Washington, General Obligation Bonds, Series 1990A, 6.750%, 2/01/15	No Opt. Call	AA+	634,545
83,225	Total Washington			93,921,224

	West Virginia – 0.4%

5,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	Baa1	5,085,200

7,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Ohio Power Company – Amos Project, Series 2010A, 3.125%, 3/01/43 (Mandatory put 4/01/15)	No Opt. Call	Baa1	7,158,900

138	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$530	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	$583,652

2,480	West Virginia University, Revenue Bonds, West Virginia University Projects, Series 2000A, 0.000%, 4/01/17 – AMBAC Insured	No Opt. Call	Aa3	2,370,235
15,010	Total West Virginia			15,197,987

	Wisconsin – 1.6%

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 4.000%, 11/15/43 (Mandatory put 3/01/18)	No Opt. Call	AA+	3,336,210

4,070	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2009B, 4.750%, 8/15/25 (Mandatory put 8/15/14)	No Opt. Call	A	4,161,412

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
5,000	5.000%, 7/15/17	No Opt. Call	A	5,593,500
5,000	5.000%, 7/15/18	No Opt. Call	A	5,638,600
5,680	5.000%, 7/15/19	No Opt. Call	A	6,457,706

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	2,966,994

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B:
540	4.000%, 8/15/17	No Opt. Call	AA–	598,784
1,105	5.000%, 8/15/18	No Opt. Call	AA–	1,287,844

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
450	5.000%, 2/15/14	No Opt. Call	A–	450,738
500	5.000%, 2/15/15	No Opt. Call	A–	519,580

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2010:
1,475	5.000%, 12/01/16	No Opt. Call	A+	1,627,087
1,555	5.000%, 12/01/17	No Opt. Call	A+	1,742,549
1,635	5.000%, 12/01/18	No Opt. Call	A+	1,853,240
1,710	5.000%, 12/01/19	No Opt. Call	A+	1,947,741

8,485	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	8,918,414

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
500	5.000%, 8/15/16	No Opt. Call	A+	549,555
750	5.000%, 8/15/18	No Opt. Call	A+	856,103
315	5.000%, 8/15/20	No Opt. Call	A+	361,368
1,480	5.000%, 8/15/21	No Opt. Call	A+	1,681,768
35	5.000%, 8/15/23	8/22 at 100.00	A+	38,805

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
4,000	5.000%, 8/15/14	No Opt. Call	A–	4,092,760
2,050	5.250%, 8/15/18	8/16 at 100.00	A–	2,217,301

2,205	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	2,596,343
54,385	Total Wisconsin			59,494,402
$3,270,965	Total Municipal Bonds (cost $3,474,129,071)			3,563,382,238

Nuveen Investments	139

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$125	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$22,443

35	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/15	N/R	4,684
$160	Total Corporate Bonds (cost $7,946)				27,127
	Total Long-Term Investments (cost $3,474,137,017)				3,563,409,365

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.8%

	MUNICIPAL BONDS – 1.8%

	Arkansas – 0.3%

$10,645	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Variable Rate Demand Obligations, Tender Option Bond Trust 3693Z, 0.080%, 9/01/14 – NPFG Insured (8)		No Opt. Call	VMIG-1	$10,645,000

	Connecticut – 0.3%

4,145	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Variable Rate Demand Obligations, Series 2008D, 0.060%, 7/01/37 (8)		5/14 at 100.00	VMIG-1	4,145,000

7,730	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Trust 2862, 0.060%, 7/01/15 (8)		No Opt. Call	A-1	7,730,000
11,875	Total Connecticut				11,875,000

	Iowa – 0.3%

9,700	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender Option Bond Trust 13B-A REG D, 0.060%, 6/01/25 (8)		No Opt. Call	A-1	9,700,000

	Maine – 0.2%

6,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College, Variable Rate Demand Obligations, Tender Option Bond Trust 2009-5B, 0.060%, 7/01/39 (8)		7/19 at 100.00	VMIG-1	6,665,000

	Massachusetts – 0.3%

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Variable Rate Demand Obligations, Tender Option Bond Trust 3529, 0.050%, 11/15/16 (8)		No Opt. Call	A-1	10,000,000

	Missouri – 0.3%

10,460	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate Demand Obligations, Tender Option Bond Trust DCL-017, 0.460%, 7/01/22 (8)		No Opt. Call	A-2	10,460,000

	Washington – 0.1%

4,480	Bellingham, Washington, Water and Sewer Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 11981X, 0.120%, 8/01/19 (8)		No Opt. Call	VMIG-1	4,480,000
$63,825	Total Short-Term Investments (cost $63,825,000)				63,825,000
	Total Investments (cost $3,537,962,017) – 99.3%				3,627,234,365
	Other Assets Less Liabilities – 0.7%				26,867,197
	Net Assets – 100%				$3,654,101,562

140	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,563,382,238	$—	$3,563,382,238
Corporate Bonds	—	—	27,127	27,127
Short-Term Investments:
Municipal Bonds	—	63,825,000	—	63,825,000
Total	$—	$3,627,207,238	$27,127	$3,627,234,365

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $3,535,848,428.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$110,064,697
Depreciation	(18,678,760)
Net unrealized appreciation (depreciation) of investments	$91,385,937

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Nuveen Investments	141

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.3%

	MUNICIPAL BONDS – 97.5%

	National – 0.1%

$5,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, 5.125%, 12/31/55 (Mandatory put 9/30/15) (Alternative Minimum Tax)	No Opt. Call	Ba1	$4,937,650

3,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, 4.900%, 12/31/55 (Mandatory put 9/30/14) (Alternative Minimum Tax)	9/14 at 100.00	Ba1	2,970,030
8,000	Total National			7,907,680

	Alabama – 1.2%

16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30	8/20 at 100.00	N/R	14,866,240

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/14 at 100.00	B2	10,025,900

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/14 at 100.00	B2	3,875,010

14,775	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	13,433,578

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
3,425	5.125%, 4/01/17 – AMBAC Insured	4/16 at 100.00	CC	3,293,240
1,900	5.125%, 4/01/19 – AMBAC Insured	4/16 at 100.00	CC	1,765,043
140	5.125%, 4/01/20 – AMBAC Insured	4/16 at 100.00	CC	127,840
2,540	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	CC	2,278,228
2,525	5.000%, 4/01/26 – AMBAC Insured	4/16 at 100.00	CC	2,092,973

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
655	5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	A	655,020
1,500	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	A	1,495,920
1,000	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	A	986,210
7,990	5.000%, 4/01/24 – NPFG Insured	4/14 at 100.00	A	7,747,903

6,805	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 0.000%, 10/01/46 – AGM Insured	10/23 at 105.00	AA–	3,809,303

10,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BBB–	9,931,300

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
10	7.650%, 1/01/06 (4)	No Opt. Call	N/R	97
2,365	8.125%, 1/01/21 (4)	No Opt. Call	N/R	22,941
1,420	8.250%, 1/01/31 (4)	No Opt. Call	N/R	13,774

2,630	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (4)	No Opt. Call	N/R	25,511

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	2,003,960
7,045	6.000%, 8/01/35	8/15 at 100.00	N/R	6,694,723
98,590	Total Alabama			85,144,714

142	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona – 3.6%

$4,250	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256, 19.932%, 7/01/27 (IF) (5)	1/18 at 100.00	AA–	$5,256,570

1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 4695, 19.309%, 1/01/31 (IF) (5)	1/18 at 100.00	AA–	2,117,220

5,670	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	BBB+	5,495,591

	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
4,050	5.250%, 7/01/26 – FGIC Insured	1/16 at 100.00	BB+	4,066,281
39,260	5.000%, 7/01/36 – FGIC Insured	1/16 at 100.00	BB+	36,247,580
13,660	5.000%, 7/01/40 – FGIC Insured	1/16 at 100.00	BB+	12,353,284

513	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	4/14 at 100.00	N/R	513,872

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	BB	2,974,595

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	4/14 at 100.00	CC	5,654,544

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R	397,211

500	Phoenix Industrial Development Authority, Arizona, Airport Facilities Refunding Bonds, America West Airlines, Inc. Project, Series 1998, 6.300%, 4/01/23 (Alternative Minimum Tax)	4/14 at 100.00	B3	500,100

13,165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	BB–	12,966,077

5,365	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	5,592,691

	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32	7/20 at 100.00	N/R	2,301,671
3,725	7.500%, 7/01/42	7/20 at 100.00	N/R	3,552,831

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
790	7.250%, 11/01/23	11/16 at 100.00	N/R	802,016
1,710	7.500%, 11/01/33	11/16 at 100.00	N/R	1,727,596

5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 – AGM Insured (UB) (5)	6/22 at 100.00	A+	5,048,850

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 1086:
2,080	18.466%, 6/01/34 – AGM Insured (IF) (5)	6/22 at 100.00	A+	2,296,070
1,500	17.519%, 6/01/42 – AGM Insured (IF) (5)	6/22 at 100.00	A+	1,558,620
375	17.519%, 6/01/42 – AGM Insured (IF) (5)	6/22 at 100.00	A+	389,655
1,265	17.519%, 6/01/42 – AGM Insured (IF) (5)	6/22 at 100.00	A+	1,314,436
975	17.497%, 6/01/42 – AGM Insured (IF) (5)	6/22 at 100.00	A+	1,013,045
775	17.491%, 6/01/42 – AGM Insured (IF) (5)	6/22 at 100.00	A+	805,233

Nuveen Investments	143

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$5,060	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	7/15 at 100.00	Baa2	$4,905,063

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB–	3,748,870

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–	538,236

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
210	6.000%, 6/01/16	No Opt. Call	N/R	213,837
1,465	6.250%, 6/01/26	6/16 at 100.00	N/R	1,402,987
4,225	6.375%, 6/01/36	6/16 at 100.00	N/R	3,903,816

8,095	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	7/19 at 100.00	N/R	8,815,941

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,222,418
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,602,006

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,195	6.000%, 6/01/40	6/19 at 100.00	BBB–	1,174,709
2,250	6.100%, 6/01/45	6/19 at 100.00	BBB–	2,218,838

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BBB–	253,725
1,475	6.000%, 6/01/36	6/16 at 100.00	BBB–	1,446,429

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	2,877,465

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Trust 2835, 15.694%, 3/01/16 (IF) (5)	No Opt. Call	AA–	3,438,678

2,500	Pronghorn Ranch Community Facilities District, Prescott Valley, Arizona, General Obligation Bonds, Series 2004, 6.400%, 7/15/29 (Pre-refunded 7/15/14)	7/14 at 100.00	N/R (6)	2,569,625

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
1,650	6.625%, 12/01/17	No Opt. Call	B–	1,649,093
14,060	7.000%, 12/01/27	12/17 at 102.00	B–	12,960,227

19,225	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	B	21,551,033

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	A–	67,649
80	5.250%, 12/01/28	No Opt. Call	A–	85,898
22,530	5.500%, 12/01/37	No Opt. Call	BBB	22,647,381

4,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	A–	4,389,246

144	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
$1,100	6.250%, 12/01/42	12/21 at 100.00	N/R		$1,111,748
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R		3,227,776

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BB+		1,623,953
1,035	6.125%, 9/01/34	9/14 at 100.00	BB+		1,035,259

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
1,440	5.400%, 7/01/15	No Opt. Call	N/R		1,496,506
700	5.500%, 7/01/16	No Opt. Call	N/R		742,756
8,435	5.750%, 7/01/22	7/16 at 100.00	N/R		8,626,053
11,486	6.000%, 7/01/30	7/16 at 100.00	N/R		11,527,464

2,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Charter Schools, Series 2012, 5.125%, 3/01/42	No Opt. Call	BB+		2,007,182

	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011:
3,430	7.625%, 3/01/31	3/21 at 100.00	BB+		3,755,301
1,830	7.875%, 3/01/42	3/21 at 100.00	BB+		2,018,033

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R		1,155,763
267,149	Total Arizona				264,956,603

	California – 16.9%

	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	AA–		378,397
10,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA–		3,140,970
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA–		1,210,765

3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, Tender Option Bond Trust 1188, 17.476%, 8/01/47 (IF) (5)	8/23 at 100.00	Aa3		3,493,989

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R		214,330

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
3,310	5.000%, 9/01/27	9/17 at 100.00	N/R		3,335,752
8,035	5.000%, 9/01/37	9/17 at 100.00	N/R		7,712,314

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42	5/40 at 100.00	Aa2		582,046
9,860	0.000%, 5/01/47	5/40 at 100.00	Aa2		3,326,961

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985:
1,085	17.920%, 4/01/31 (Pre-refunded 4/01/17) (IF)	4/17 at 100.00	AA	(6)	1,692,784
1,250	19.980%, 4/01/43 (IF)	4/18 at 100.00	AA		1,615,250
1,000	18.480%, 4/01/47 (IF)	4/18 at 100.00	AA		1,200,040
1,250	18.119%, 4/01/47 (IF)	4/18 at 100.00	AA		1,500,050

Nuveen Investments	145

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	$1,032,319

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	1,097,492

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	975,050

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	4/14 at 100.00	N/R	1,001,290

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,492,685
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,890,731

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
830	5.600%, 9/01/25	9/15 at 102.00	N/R	854,883
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,344,771

1,390	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B, 5.400%, 9/01/35	9/15 at 102.00	N/R	1,382,925

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	860,780
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	2,067,602

2,275	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,544,656

4,065	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	1,806,893

5,930	Brentwood Infrastructure Financing Authority, Contra Costa County, California, CIFP 2006-1 Infrastructure Revenue Bonds, Series 2006, 5.200%, 9/02/36	4/14 at 100.00	N/R	5,716,046

10,000	Calfornia Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Cporporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,855,900

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	6/15 at 100.00	BB–	760,920

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	B–	5,190,850

7,025	California Health Facilities Financing Authority, Hospital Revenue Bonds, Adventist Health System West, Tender Option Bonds Trust 4699, 20.069%, 9/01/28 – NPFG Insured (IF) (5)	9/18 at 100.00	N/R	8,637,659

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 3267:
2,500	20.465%, 5/15/19 (IF) (5)	No Opt. Call	AA–	3,424,800
4,000	19.459%, 5/15/31 (IF) (5)	11/21 at 100.00	AA–	5,215,200
1,500	20.465%, 11/15/40 (IF) (5)	11/21 at 100.00	AA–	2,054,880

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	1,834,135

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294:
2,000	18.120%, 8/15/41 (IF) (5)	8/22 at 100.00	AA–	2,158,560
2,385	18.115%, 8/15/41 (IF) (5)	8/22 at 100.00	AA–	2,574,011

146	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 11952:
$2,500	22.079%, 8/15/18 (IF)	No Opt. Call	AA–	$4,010,200
2,000	22.079%, 8/15/18 (IF)	No Opt. Call	AA–	3,208,160

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3248:
2,500	22.079%, 8/15/18 (IF) (5)	No Opt. Call	AA–	4,010,200
2,500	22.079%, 8/15/18 (IF) (5)	No Opt. Call	AA–	4,010,200

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3765:
1,870	18.875%, 5/15/15 (IF) (5)	No Opt. Call	AA–	1,953,851
1,250	19.429%, 11/15/39 (IF) (5)	11/16 at 100.00	AA–	1,306,050

4,320	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 9.353%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	A–	3,740,083

19,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	BBB	19,408,813

4,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	3,669,560

355	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Taxable Series 2012B, 8.500%, 6/01/16	No Opt. Call	N/R	351,049

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,550	5.250%, 8/01/42	No Opt. Call	BB+	1,298,327
675	5.300%, 8/01/47	8/22 at 100.00	BB+	560,270

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 7.000%, 6/01/34 (WI/DD, Settling 2/10/14)	6/22 at 102.00	N/R	1,978,990

920	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Taxable Series 2014B , 7.250%, 6/01/18 (WI/DD, Settling 2/10/14)	No Opt. Call	N/R	921,684

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BB–	2,109,614

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	10/18 at 100.00	N/R	993,910
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	989,290

8,735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	8,891,094

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	5,109,700

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	7,713,881

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	588,713
530	6.875%, 1/01/42	1/22 at 100.00	N/R	548,232

Nuveen Investments	147

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
$500	8.000%, 11/01/29	11/19 at 100.00	Baa1	$585,535
1,040	8.500%, 11/01/39	11/19 at 100.00	AA	1,226,659

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
12,465	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	11,389,146
8,500	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	7,517,145

5,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	No Opt. Call	Baa3	4,672,100

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	863,860

12,100	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	12,311,992

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.955%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA	6,451,380

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42	No Opt. Call	BB	1,385,610

1,950	California Statewide Communities Development Authority, Community Facilities District 2012-01, Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	1,803,614

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31	1/21 at 100.00	N/R	2,454,778

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	1,447,304

4,650	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	4,874,967

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	D	158,340

875	California Statewide Communities Development Authority, Revenue Bonds, Lancer Plaza Project, Series 2013, 5.875%, 11/01/43	8/23 at 100.00	N/R	784,376

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	955,440

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,174,481

4,950	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,994,105

2,220	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,424,839

430	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	413,712

148	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	$5,555,600

6,570	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	4/14 at 100.00	N/R	5,999,790

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	947,490

2,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42	6/19 at 100.00	N/R	2,158,020

560	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	4/14 at 100.00	N/R	559,933

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A:
1,000	5.400%, 11/01/27	11/17 at 102.00	N/R	992,250
6,280	5.500%, 11/01/38	11/17 at 102.00	N/R	5,993,820

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,392,775
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,521,058

5,530	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	5,317,869

750	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	699,255

2,870	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	2,888,253

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,306,565
800	5.000%, 11/01/29	11/16 at 100.00	N/R	781,192

	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 1185:
5,000	18.825%, 3/01/45 (IF) (5)	3/16 at 100.00	A+	5,152,000
820	18.658%, 3/01/45 (IF) (5)	3/16 at 100.00	A+	844,698

4,205	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	3,818,308

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 19.083%, 11/15/32 (IF)	5/18 at 100.00	AA–	7,424,636

6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 19.146%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	7,038,235

1,000	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	4/14 at 100.00	N/R	997,390

1,000	Carson Redevelopment Agency, California, Redevelopment Project Area 1 Tax Allocation Bonds, Series 2009A, 7.000%, 10/01/36	10/19 at 100.00	A–	1,129,340

1,000	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/30	9/22 at 100.00	N/R	1,010,390

2,000	Chino, California, Special Tax Bonds, Community Facilities District 03-3 Improvement Area 2, Series 2006, 5.000%, 9/01/31	3/16 at 100.00	N/R	1,951,920

Nuveen Investments	149

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	$961,740

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2013-10A, 18.288%, 8/01/38 (IF)	8/23 at 100.00	AA	3,230,800

	Corona-Norco Unified School District Public Financing Authority, Riverside County, California, Special Tax Revenue Refunding Bonds, Junior Lien Series 2013B:
1,015	5.000%, 9/01/32	9/23 at 100.00	N/R	1,019,557
500	5.000%, 9/01/35	9/23 at 100.00	N/R	497,365

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.638%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	3,035,984

	Desert Hot Springs Redevelopment Agency, California, Merged Redevelopment Project Tax Allocation Bonds, Series 2008A-2:
1,000	5.000%, 9/01/23	9/18 at 100.00	CCC+	751,480
2,000	5.250%, 9/01/28	9/18 at 100.00	CCC+	1,468,460
2,000	5.750%, 9/01/38	9/18 at 100.00	CCC+	1,439,540

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 2010-3171, 17.90%, 8/01/33 – AGC Insured (IF)	8/19 at 100.00	AA	5,605,200

5,150	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	4,797,534

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
6,100	5.200%, 9/01/27	9/15 at 102.00	N/R	6,120,984
15,470	5.250%, 9/01/37	9/15 at 102.00	N/R	14,941,854

2,400	Emeryville Public Financing Authority, California, Revenue Bonds, Redevelopment Projects, Series 2001A, 5.125%, 9/01/31 – NPFG Insured	3/14 at 100.00	A	2,401,344

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	1,410,680
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	A+	1,790,152
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	A+	1,679,017

4,000	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	4,182,080

1,500	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	1,374,330

2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Tender Option Bonds Trust 1013, 18.986%, 9/01/32 – AMBAC Insured (IF) (5)	1/14 at 100.00	A+	2,642,700

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/14 at 102.00	N/R	3,643,645
1,000	5.000%, 9/01/36	9/14 at 102.00	N/R	963,270

21,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	7/14 at 100.00	A	19,915,980

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	6,659,380

31,935	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	A2	31,313,545

150	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
$750	17.639%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	$750,360
2,500	17.639%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	2,501,200
2,500	17.639%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	2,501,200
2,500	17.639%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	2,501,200
1,560	17.625%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	1,560,733
1,750	17.639%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	1,613,780
980	17.618%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	903,805
2,250	17.639%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	2,074,860
5,450	17.647%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	5,025,554
1,880	17.617%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	1,733,849
370	17.466%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	341,488

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1211:
1,975	21.906%, 6/01/45 – AGC Insured (IF) (5)	6/15 at 100.00	AA	1,904,690
800	22.630%, 6/01/45 – AGC Insured (IF) (5)	6/15 at 100.00	AA	771,552
990	21.906%, 6/01/45 – AGM Insured (IF) (5)	6/15 at 100.00	AA	954,756
3,400	21.906%, 6/01/45 – AGC Insured (IF) (5)	6/15 at 100.00	AA	3,278,960

7,575	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.922%, 6/01/45 – AMBAC Insured (IF)	6/15 at 100.00	AA+	7,617,344

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686:
5,500	9.057%, 6/01/45 – AGC Insured (IF) (5)	6/15 at 100.00	AA	5,421,680
550	9.057%, 6/01/45 – AGC Insured (IF)	6/15 at 100.00	AA	542,168

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
34,270	5.000%, 6/01/33	6/17 at 100.00	B	26,329,984
21,845	5.750%, 6/01/47	6/17 at 100.00	B	17,292,939

66,365	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	50,324,580

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Refunding Bonds, Gonzalez Redevelopment Project, Series 2011, 8.000%, 12/01/44	12/21 at 100.00	BB–	1,593,376

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 22.981%, 1/15/19 (IF) (5)	No Opt. Call	Aa2	2,970,225

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/16 at 102.00	N/R	1,043,600

1,485	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/14 at 100.00	N/R	1,459,532

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	4/14 at 100.00	N/R	565,607

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
5,675	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	N/R	4,651,684
3,750	4.750%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R	2,571,375

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,346,558

Nuveen Investments	151

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)
$1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	$1,003,810
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,751,731

2,935	Imperial, California, Community Facilities District 2006-2 Savanna Ranch Special Tax Bonds, Improvement Area 1, Series 2006, 5.000%, 9/01/37	4/14 at 100.00	N/R	2,742,259

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41	5/16 at 100.00	A	1,003,350

2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A, 6.450%, 5/15/44	5/14 at 100.00	N/R	2,503,425

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	3,384,538

1,010	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	989,376

2,050	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005, 5.100%, 9/01/30	9/15 at 102.00	N/R	2,053,239

15,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 0.000%, 6/01/36	6/17 at 28.99	B	2,456,850

5,080	King Comunity Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34	8/21 at 100.00	N/R	5,478,069

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/42	No Opt. Call	N/R	1,001,340

1,205	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,111,299

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/15 at 100.00	N/R	1,205,676

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/14 at 100.00	N/R	3,002,130
6,750	5.150%, 9/01/36	9/14 at 100.00	N/R	6,338,385

1,195	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1, Series 2005, 5.250%, 9/01/30	9/15 at 102.00	N/R	1,206,592

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/14 at 100.00	N/R	913,504
8,660	5.250%, 9/01/37	9/14 at 100.00	N/R	8,662,078

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/14 at 100.00	N/R	986,958
1,505	5.350%, 9/01/36	9/14 at 100.00	N/R	1,513,955

11,720	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/14 at 100.00	N/R	11,451,612

5,000	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA–	1,978,250

	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,535,010
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,018,900

152	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 0.000%, 9/01/29	9/22 at 100.00	N/R	$865,290

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34	8/19 at 100.00	BBB	2,183,400
1,045	6.875%, 8/01/39	No Opt. Call	BBB	1,132,467

1,400	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (6)	1,812,958

645	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	6/14 at 100.00	N/R	645,619

1,095	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	1,097,792

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	AA–	1,017,434

6,450	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	5,960,381

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 18.378%, 5/15/40 (IF) (5)	5/20 at 100.00	AA	2,315,700

1,150	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345, 18.337%, 7/01/20 (IF) (5)	No Opt. Call	AA–	1,452,830

585	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/14 at 100.00	C	592,283

4,440	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/14 at 100.00	N/R	4,495,278

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 20.699%, 6/01/34 (IF) (5)	6/19 at 100.00	AA+	3,958,900

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,185,540

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
1,185	7.000%, 8/01/26	8/21 at 100.00	BBB+	1,356,813
2,650	7.250%, 8/01/31	8/21 at 100.00	BBB+	2,986,471
10,010	7.500%, 8/01/41	8/21 at 100.00	BBB+	11,217,106

3,950	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	BBB+	4,426,331

1,750	Menifee Union School District, California, Community Facilties District 2011-1, Improvement Area 2, Special Tax Bonds, Series 2013, 6.000%, 9/01/43	9/23 at 100.00	N/R	1,783,075

625	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/26	9/15 at 100.00	N/R	629,531

1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29	9/19 at 100.00	N/R	1,513,590

Nuveen Investments	153

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
$1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	$1,059,891
1,245	5.300%, 9/01/36	9/14 at 103.00	N/R	940,000

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26	5/21 at 100.00	BBB+	1,774,034
1,075	6.900%, 5/01/36	5/21 at 100.00	BBB+	1,214,202

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	615,209

2,335	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-6, Series 2005, 5.200%, 9/01/36	9/14 at 101.00	N/R	2,310,412

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	223,120

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37	3/14 at 100.00	N/R	934,330

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	994,315
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,205,445

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	2,049,720

1,265	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	4/14 at 100.00	N/R	1,264,937

2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	2,797,999

3,565	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.427%, 10/01/42 (IF) (5)	4/22 at 100.00	A	2,998,272

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
2,095	5.250%, 9/01/26	3/14 at 100.00	N/R	2,061,459
4,640	5.450%, 9/01/32	9/16 at 100.00	N/R	4,426,096
5,515	5.500%, 9/01/36	9/16 at 100.00	N/R	5,176,048

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2007:
2,700	5.150%, 9/01/27	3/14 at 100.00	N/R	2,640,573
8,110	5.200%, 9/01/37	9/15 at 102.00	N/R	7,468,905

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,120	7.000%, 4/01/25	No Opt. Call	BB	1,142,400
1,605	7.500%, 4/01/35	No Opt. Call	BB	1,636,988

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	A–	449,122
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	A–	421,180

2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	2,858,597

154	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	$5,394,940

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	16,745,282

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA–	2,503,620

2,000	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 11872, 18.101%, 2/01/16 – NPFG Insured (IF)	No Opt. Call	AA–	2,135,680

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683:
3,750	18.042%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	AA–	4,004,400
7,000	18.042%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	AA–	7,474,880

16,705	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A , 5.750%, 9/01/39	9/23 at 100.00	N/R	16,937,367

3,235	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,261,915

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 17.842%, 8/01/37 – AGM Insured (IF) (5)	8/17 at 100.00	AA	6,099,600

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,254,770
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,354,220

1,050	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005, 5.150%, 9/01/32	9/14 at 100.00	N/R	1,050,011

1,365	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,357,984

3,900	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	A	4,050,189

17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	17,675,920

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,137,400

4,360	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	3,475,748

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,340,841

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	No Opt. Call	BBB–	1,174,182

3,895	Rancho Cardova, California, Special Tax Bonds, Sunridge Park Area Community Facilities District 2004-1, Series, 6.125%, 9/01/37	9/17 at 100.00	N/R	3,947,738

1,000	Rancho Cordova, California, Special Tax Bonds, Sunridge Anatolia Area Community Facilities District 2003-1, Series 2005, 5.500%, 9/01/37	No Opt. Call	N/R	1,002,800

1,000	Rancho Cordova, California, Sunridge Anatolia Community Facilities District 2003-1, Special Tax Refunding Bonds, Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	972,960

Nuveen Investments	155

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011:
$775	7.500%, 9/01/31	9/16 at 103.00	N/R	$839,558
1,440	7.750%, 9/01/41	9/16 at 103.00	N/R	1,564,891

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	No Opt. Call	Baa2	922,950
1,750	5.000%, 12/15/33	No Opt. Call	Baa2	1,515,413

31,284	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18	11/15 at 104.00	N/R	28,068,318

	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Tax Allocation Bonds, Series 2001E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	871,525
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	805,418
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	744,339
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	548,296

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30	10/20 at 100.00	BBB	1,535,370

5,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/39	No Opt. Call	A–	1,056,250

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A–	1,135,560

2,955	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Series 2009, Trust 3017, 17.378%, 9/01/25 – AGC Insured (IF)	8/15 at 100.00	AA	3,181,383

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	AA–	143,490
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	AA–	160,024

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	No Opt. Call	N/R	921,940

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	1,800,450

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	6,786,509

3,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Stone Point, Series 2006, 5.250%, 9/01/36	No Opt. Call	N/R	2,855,160

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698:
2,500	18.735%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	3,483,900
3,000	18.735%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	4,180,680
6,580	18.735%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	A	8,414,767

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 1114, 18.730%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	2,492,987

5,985	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	6,032,581

2,845	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	A	2,762,893

156	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
$4,000	8.000%, 12/01/31	12/21 at 100.00	BB	$4,690,200
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	18,766,710

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 19.940%, 2/01/33 (IF)	8/19 at 100.00	Aa2	4,188,568

2,725	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2010C, 0.000%, 7/01/48	No Opt. Call	AA–	1,174,966

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 100.00	N/R	453,984
3,020	0.000%, 8/01/34	8/15 at 100.00	N/R	736,971

500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	556,345

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
275	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	A	156,778
39,120	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	A	20,854,872
66,180	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	A	33,042,350
2,220	0.000%, 1/15/27 – NPFG Insured	No Opt. Call	A	1,026,284
15,180	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	A	6,567,172
1,010	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	A	408,515
1,000	5.250%, 1/15/30 – NPFG Insured	7/14 at 100.00	A	973,120
7,110	0.000%, 1/15/30 – NPFG Insured	No Opt. Call	A	2,686,016
50,550	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	A	17,790,062
2,085	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	681,587
24,790	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	7,017,801
24,505	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	A	5,984,366

3,520	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB	2,994,358

	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923:
470	18.000%, 9/01/30 – AMBAC Insured (IF) (5)	3/17 at 100.00	AA	497,373
1,500	18.093%, 9/01/31 – AMBAC Insured (IF) (5)	3/17 at 100.00	AA	1,587,840

3,860	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 18.075%, 9/01/38 – NPFG Insured (IF)	9/17 at 100.00	AA+	4,456,254

5,350	Santa Ana Unified School District, 1999 Financing Project, Certificates of Participation, Orange County, California, 0.000%, 4/01/32 – AGM Insured	No Opt. Call	AA–	1,958,100

8,265	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	No Opt. Call	N/R	8,213,426

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41	2/21 at 100.00	A	3,766,913

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	2,473,900

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,388,440
3,500	6.000%, 9/01/43	9/23 at 100.00	N/R	3,522,575

Nuveen Investments	157

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (6)	$1,024,182

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	BB+	3,857,040

1,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	A	1,001,170

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2006A:
1,710	4.500%, 8/01/28 – NPFG Insured	8/14 at 100.00	A	1,425,200
1,000	4.500%, 8/01/31 – NPFG Insured	8/14 at 100.00	A	813,990

1,000	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004, 5.000%, 9/01/36 – FGIC Insured	9/14 at 100.00	A	849,340

	Stockton, California, Community Facilties District 2006-3, Northbrook Woodside Improvement Area 1 Special Tax Bonds, Series 2007:
1,935	6.125%, 9/01/31	9/14 at 103.00	N/R	1,923,564
2,930	6.250%, 9/01/37	9/14 at 103.00	N/R	2,958,743

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	7,363,500

4,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R	3,867,720

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2013:
6,650	5.450%, 9/01/26	9/14 at 102.00	N/R	6,050,370
18,565	5.500%, 9/01/36	9/14 at 102.00	N/R	15,970,170

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2013-21U, 19.301%, 5/15/38 (IF) (5)	5/23 at 100.00	AA–	8,854,300

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
11,185	5.375%, 6/01/38	6/15 at 100.00	B–	8,492,435
5,995	5.500%, 6/01/45	6/15 at 100.00	B–	4,469,752

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
7,180	5.000%, 6/01/37	6/14 at 100.00	BB+	5,454,000
28,910	5.125%, 6/01/46	6/14 at 100.00	B+	20,948,764

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
525	5.000%, 11/01/15	No Opt. Call	B+	535,448
550	5.000%, 11/01/16	No Opt. Call	B+	562,788
835	5.100%, 11/01/27	11/17 at 100.00	B+	728,462
2,785	5.200%, 11/01/32	11/17 at 100.00	B+	2,304,114

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	BBB+	1,295,051

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	843,288
3,460	7.650%, 9/01/42	9/21 at 100.00	BBB+	3,824,546

158	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 3353, 18.361%, 5/15/20 (IF) (5)	No Opt. Call	AA–	$2,013,967

2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 1189, 18.483%, 5/15/36 (IF) (5)	5/23 at 100.00	AA	3,353,800

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.301%, 5/15/39 (IF) (5)	5/23 at 100.00	AA	3,461,955

2,415	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/15 at 100.00	N/R	2,435,214

3,818	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	7/16 at 100.00	N/R	3,690,899

6,500	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	AA–	1,909,245

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	702,966

1,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39 (Pre-refunded 9/01/14)	9/14 at 105.00	N/R (6)	1,099,380

2,565	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32 (Pre-refunded 9/01/14)	9/14 at 105.00	N/R (6)	2,840,019

3,545	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31 (WI/DD, Settling 2/20/14)	9/22 at 102.00	N/R	3,474,419

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/15 at 100.00	N/R	962,550
3,755	5.800%, 9/01/31	9/15 at 100.00	N/R	3,506,644

3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	4,121,752

700	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	704,830

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	7,070,802
1,561,312	Total California			1,247,059,690

	Colorado – 7.1%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25 (4)	12/15 at 100.00	N/R	1,905,600
5,380	6.250%, 12/01/35 (4)	12/15 at 100.00	N/R	3,336,192

6,380	Alpine Mountain Ranch Metropolitan District, Colorado, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	6,678,839

19,027	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R	16,693,529

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,834,070

Nuveen Investments	159

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
$3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	$3,779,594
13,160	5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	12,674,791

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R (6)	1,802,149

1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39	12/15 at 100.00	N/R	1,027,434

2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	1,994,340

125	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	121,109

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
155	4.250%, 12/01/19 – RAAI Insured	12/17 at 100.00	N/R	159,214
1,555	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	N/R	1,397,821
4,315	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	3,674,179

1,495	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Bonds, Series 2003, 7.000%, 12/01/23	4/14 at 100.00	N/R	828,409

5,870	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Limited Tax Refunding and Improvement Bonds, Series 2010, 8.500%, 12/01/39	12/19 at 100.00	N/R	3,279,745

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	955,591

570	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.000%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (6)	625,900

4,010	Castle Oaks Metropolitan District, In the Town of Castle Rock, Douglas County, Colorado, General Obligation Bonds, Limited Tax Refunding and Improvement Series 2012, 5.500%, 12/01/22	No Opt. Call	N/R	3,795,746

6,795	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R	6,787,661

625	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 6.000%, 12/01/38	12/23 at 100.00	BBB	680,894

6,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to Unlimited Tax, Series 2012, 6.000%, 12/01/22	10/17 at 100.00	N/R	5,697,240

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B–	4,360,223

1,095	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R	835,167

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,632,715

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
100	6.750%, 3/01/14	No Opt. Call	N/R	99,995
730	7.250%, 3/01/24	3/14 at 100.00	N/R	676,374
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R	1,362,320

160	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	$4,432,027

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,350	5.500%, 2/15/26	2/16 at 101.00	N/R	2,108,655
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	1,978,760

1,785	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R	1,518,232

3,870	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	3,524,951

2,335	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	4/18 at 100.00	N/R	2,236,790

965	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	1,054,668

1,705	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BBB–	1,512,608

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/16 at 102.00	N/R	3,310,379

1,875	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R	1,805,081

2,835	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	2,833,809

28,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	22,692,040

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	4,915,141

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1234, 18.598%, 1/01/45 (IF) (5)	1/23 at 100.00	A+	1,963,523

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3364, 18.969%, 10/01/31 (IF) (5)	11/23 at 100.00	A+	3,580,440

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32	6/22 at 100.00	N/R	1,790,424
3,630	7.000%, 6/01/42	6/22 at 100.00	N/R	3,631,779
4,125	7.125%, 6/01/47	6/22 at 100.00	N/R	4,153,751

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	A–	754,573

12,000	Colorado Health Facilities Authority, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	11,859,480

2,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366, 25.324%, 7/01/21 (IF) (5)	No Opt. Call	AA–	2,955,900

1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3702: 19.429%, 1/01/18 (IF) (5)	No Opt. Call	AA–	1,266,400

Nuveen Investments	161

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)
$1,250	19.429%, 1/01/18 (IF) (5)	No Opt. Call	AA–	$1,583,000
3,500	18.423%, 1/01/18 (IF) (5)	No Opt. Call	AA–	4,174,240

1,245	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative Minimum Tax)	12/14 at 100.00	N/R	1,245,311

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
1,310	6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,281,560
265	5.000%, 9/01/16 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	205,228

2,938	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2013, 6.875%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	2,685,441

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	1,114,272
3,580	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	3,595,537
6,750	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	6,361,875

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	5,923,636

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	4,831,496

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
7,410	5.400%, 12/01/27	12/17 at 100.00	N/R	5,772,983
10,965	5.450%, 12/01/34	12/17 at 100.00	N/R	7,907,300

	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007:
100	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	93,966
422	4.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	360,380
2,360	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	1,955,118
400	4.875%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	319,160

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
5,000	5.850%, 12/01/26	12/16 at 100.00	N/R	4,311,450
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R	3,240,118

5,200	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40	12/21 at 100.00	N/R	5,191,680

4,126	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36 (4)	12/16 at 100.00	N/R	2,308,414

	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A:
4,350	5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	4,298,148
16,200	5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	15,103,422

2,110	Denver West Promenade Metropolitan District, Colorado, General Obligtion Bonds, Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	1,820,656

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
22,000	0.000%, 9/01/35	No Opt. Call	BBB	6,595,600
7,500	0.000%, 9/01/39	No Opt. Call	BBB	1,813,200
2,495	0.000%, 9/01/41	No Opt. Call	BBB	534,254

162	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,125	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	$607,793

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
47,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	20,594,096
5,285	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	2,114,846
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	185,800
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	3,763,734
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	160,420

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
21,100	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	A	5,902,725
18,960	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	A	4,649,182
30,000	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	6,433,200

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
40,250	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	20,308,540
24,545	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	11,626,476
25,600	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	7,688,704

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	1,456,710
9,000	0.000%, 9/01/29 – NPFG Insured	9/20 at 60.30	A	3,818,880
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	A	342,698

45,720	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	10,486,796

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
300	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	300,015
2,835	5.200%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	2,735,066
18,225	5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	16,581,470

3,433	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,356,926

3,302	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R	2,326,721

3,956	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R	3,676,904

1,788	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 6.750%, 12/15/26	12/16 at 100.00	N/R	1,477,335

5,570	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	5,783,554

770	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	778,524

6,224	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	12/15 at 100.00	N/R	6,151,864

2,139	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,168,390

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,818,197

4,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40	12/20 at 100.00	N/R	3,948,440

Nuveen Investments	163

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	$746,948

6,758	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R	4,948,410

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	680,749

708	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	539,595

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2008:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R	1,008,000
1,695	8.250%, 12/01/37	12/16 at 100.00	N/R	1,661,846

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	3,649,666

2,282	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/14 at 100.00	N/R	1,819,621

1,583	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,271,909

330	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	290,852

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,250	5.500%, 12/01/27	12/16 at 100.00	N/R	1,005,538
2,300	5.625%, 12/01/37	12/16 at 100.00	N/R	1,710,349

2,697	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R	2,574,826

4,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40	12/22 at 100.00	N/R	4,283,415

12,930	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A, 5.400%, 12/15/31	12/16 at 100.00	N/R	12,098,989

4,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	4,359,640

3,000	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21	12/17 at 100.00	N/R	2,695,560

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,692,150

1,200	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	9/14 at 100.00	N/R	1,200,900

2,264	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,463,902

2,070	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.250%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	1,976,498

	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010:
2,265	7.375%, 12/01/35	12/20 at 100.00	N/R	2,341,104
2,829	6.000%, 12/15/40	No Opt. Call	N/R	2,026,356

164	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	No Opt. Call	N/R	$4,472,188

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (8)	12/17 at 100.00	N/R	1,876,200

1,285	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R	1,037,689

2,540	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,654,960

900	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	822,825

1,040	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	1,023,589

6,450	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,683,361

1,186	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,057,710

9,500	Valagua Metropolitan District, Eagle County, Coloardo, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37	12/18 at 100.00	N/R	5,473,330

525	Waterfront Metropolitan District, Loveland, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.800%, 12/01/35 – RAAI Insured	12/17 at 100.00	N/R	425,502

	Wheatlands Metropolitan District 2, City of Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Convertible to Unlimited Tax, Series 2008:
2,096	6.000%, 12/01/25	12/15 at 100.00	N/R	1,845,947
4,946	6.125%, 12/01/35	12/15 at 100.00	N/R	3,990,927
7,000	8.250%, 12/15/35	12/15 at 100.00	N/R	6,887,650

2,030	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R	2,001,316

1,300	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (6)	1,687,673

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
500	6.250%, 12/01/25	12/15 at 100.00	N/R	457,255
1,393	6.375%, 12/01/35	12/15 at 100.00	N/R	1,223,040
778,527	Total Colorado			520,115,688

	Connecticut – 2.0%

4,750	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	4,960,805

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
1,250	7.625%, 1/01/30	1/20 at 100.00	N/R	1,291,175
3,570	7.750%, 1/01/43	1/20 at 100.00	N/R	3,644,042

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
932	7.000%, 4/01/22	4/20 at 100.00	N/R	1,017,986
38,220	7.875%, 4/01/39	4/20 at 100.00	N/R	41,807,329

Nuveen Investments	165

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$103,301	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31	No Opt. Call	N/R	$71,473,216

1,885	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2001, 6.250%, 1/01/31	4/14 at 100.00	B	1,884,906

	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2003:
475	5.125%, 1/01/23	4/14 at 100.00	B	455,767
14,100	5.250%, 1/01/33	4/14 at 100.00	B	12,691,833

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	5,123,550
173,483	Total Connecticut			144,350,609

	Delaware – 0.1%

9,460	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	9,352,818

1,425	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,497,191
10,885	Total Delaware			10,850,009

	District of Columbia – 0.5%

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BBB–	2,393,247

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
2,395	19.329%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA–	2,824,879
1,205	19.224%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA–	1,420,044

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	2,103,915

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	BBB–	2,790,932
2,740	7.500%, 11/15/31	11/20 at 100.00	BBB–	2,981,997
1,000	7.875%, 11/15/40	11/20 at 100.00	BBB–	1,106,240

175	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	173,086

2,500	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41 (UB) (5)	4/21 at 100.00	A–	2,736,725

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006:
2,500	23.644%, 10/01/37 (IF) (5)	4/21 at 100.00	BBB+	3,484,800
3,025	23.615%, 10/01/37 (IF) (5)	4/21 at 100.00	BBB+	4,215,126
1,750	23.644%, 10/01/37 (IF) (5)	4/21 at 100.00	BBB+	2,412,830
625	23.644%, 10/01/41 (IF) (5)	4/21 at 100.00	BBB+	861,725
1,250	23.644%, 10/01/41 (IF) (5)	4/21 at 100.00	BBB+	1,723,450
1,250	23.644%, 10/01/41 (IF) (5)	4/21 at 100.00	BBB+	1,723,450

	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
1,400	0.000%, 10/01/29 – AGC Insured	No Opt. Call	AA–	634,088
29,085	Total District of Columbia			33,586,534

166	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 13.1%

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
$2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	$2,779,175
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,773,550

5,000	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Mandatory Paydown TEMP-80 Series 2011B-1, 7.375%, 11/15/19	11/14 at 100.00	N/R	5,032,800

	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	11,471,768
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	13,943,838
2,500	8.125%, 11/15/46	No Opt. Call	N/R	2,738,100

3,850	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	3,354,967

3,125	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	2,215,156

2,400	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36 (9)	5/15 at 101.00	N/R	1,723,008

1,705	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/37	11/23 at 100.00	BBB	1,647,337

20,280	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	17,313,644

24,830	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	24,764,201

3,500	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,534,125

8,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35 (4)	5/15 at 101.00	N/R	7,598,480

4,075	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 0.000%, 5/01/37	5/22 at 100.00	N/R	3,496,839

3,475	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,139,037

4,960	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 0.000%, 5/01/37	5/22 at 100.00	N/R	3,635,382

3,430	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 0.000%, 5/01/37	5/22 at 100.00	N/R	2,328,113

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	2,666,987

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB–	2,166,808
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB–	895,637
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB–	3,488,265

1,850	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,671,512

Nuveen Investments	167

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$590	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/14 at 100.00	N/R	$592,047

155	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	150,446

3,080	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	3,207,882

3,590	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	2,775,465

3,000	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	3,056,700

7,000	Bellalago Educational Facilities Benefit District, Florida, Capital Imporvement Bonds, Series 2004A, 6.000%, 5/01/33	5/14 at 100.00	N/R	7,002,590

11,870	Bellalago Educational Facilities Benefit District, Florida, Capital Imporvement Bonds, Series 2004B, 5.800%, 5/01/34	5/14 at 100.00	N/R	11,874,629

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	1,002,190

1,485	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	1,368,918

16,350	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43 (WI/DD, Settling 2/03/14)	5/23 at 100.00	N/R	14,468,933

5,680	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 – NPFG Insured	6/22 at 100.00	B	5,138,980

2,750	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	2,190,870

5,680	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	4,663,223

1,500	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009, 6.500%, 11/01/29	11/19 at 100.00	BBB–	1,539,510

	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1:
660	5.125%, 10/01/21 – NPFG Insured	4/14 at 100.00	A	646,411
10,880	5.000%, 10/01/31 – NPFG Insured	4/14 at 100.00	A	10,210,880

2,500	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	2,532,925

1,390	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,400,592

2,975	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	2,202,363

3,000	Century Gardens at Tamiami Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007A, 6.250%, 5/01/37	5/17 at 100.00	N/R	2,781,900

3,630	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	3,679,985

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	494,510
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,106,336

168	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
$8,000	7.750%, 5/15/35	5/24 at 100.00	N/R	$8,032,240
5,000	8.000%, 5/15/37	5/24 at 100.00	N/R	5,063,650

3,160	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	5/15 at 100.00	N/R	2,565,351

2,500	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	5/17 at 100.00	N/R	2,278,550

4,900	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	5/16 at 100.00	N/R	4,858,448

2,785	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/14 at 100.00	N/R	2,785,111

1,535	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/14 at 100.00	N/R	1,508,138

6,065	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	5,750,954

3,125	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,865,375

5,240	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	5,396,047

1,305	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	1,155,042

1,405	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.400%, 5/01/37	5/17 at 100.00	N/R	1,379,148

95	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.200%, 5/01/14	No Opt. Call	N/R	94,842

4,250	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	4,322,845

1,955	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,585,446

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,259,388
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,164,365

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	1,458,420
4,000	6.000%, 9/15/40	9/20 at 100.00	BB+	3,733,680

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB–	9,614,325
5,275	7.500%, 6/15/33	6/21 at 100.00	BB–	5,338,406
10,000	7.625%, 6/15/41	6/21 at 100.00	BB–	10,116,300

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32	No Opt. Call	N/R	1,364,820
5,800	6.125%, 6/15/43	No Opt. Call	N/R	5,099,128

Nuveen Investments	169

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
$18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	$18,651,711
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,026,720

1,625	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB	1,508,504

4,250	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,439,253

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,296,623

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,661,720

2,580	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.150%, 5/01/34	5/14 at 100.00	N/R	2,580,877

	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013:
1,080	5.000%, 11/15/26 (WI/DD, Settling 2/03/14) (Alternative Minimum Tax)	5/23 at 100.00	N/R	992,563
7,830	5.000%, 11/15/36 (Alternative Minimum Tax)	No Opt. Call	N/R	6,724,796

835	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	738,933

990	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.850%, 5/01/35	5/14 at 101.00	N/R	1,002,157

6,740	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001, 7.250%, 5/01/32	5/14 at 103.25	N/R	6,975,698

1,300	Harrison Ranch Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/38	5/17 at 100.00	N/R	1,309,295

5,115	Heritage park Community Development District, Florida, Special Assessment Revenue Bond, Series 2004A, 6.300%, 5/01/35 (Pre-refunded 5/01/14)	5/14 at 101.00	N/R (6)	5,244,563

3,730	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	3,207,576

5,245	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 11797, 18.765%, 5/15/15 (IF)	No Opt. Call	AA	6,174,991

3,130	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3187, 18.874%, 5/01/15 (IF)	No Opt. Call	AA	3,684,448

1,875	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3251, 19.399%, 5/01/31 – BHAC Insured (IF)	11/16 at 100.00	AA+	2,418,075

3,670	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BB+	3,290,706

2,310	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/34	5/14 at 101.00	N/R	2,335,133

	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 1004:
5,810	18.733%, 11/01/32 (IF) (5)	11/17 at 100.00	A	6,131,177
2,865	18.736%, 11/01/38 (IF) (5)	11/17 at 100.00	A	2,941,381

170	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$8,095	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	$8,701,316

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 3918, 18.295%, 4/01/35 (IF) (5)	10/21 at 100.00	Aa2	3,072,389

3,395	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	3,526,353

7,925	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36 (WI/DD, Settling 2/03/14)	5/15 at 100.00	N/R	7,048,020

	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series 2012A:
865	6.250%, 11/01/27	11/17 at 102.00	N/R	779,945
3,500	7.125%, 11/01/42	No Opt. Call	N/R	3,174,815

2,125	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,543,111

1,235	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	No Opt. Call	N/R	1,207,867

250	Lakeland, Florida, Educational Facilities Revenue Bonds, Florida Southern College Project, Refunding Series 2012A, 5.000%, 9/01/37	9/22 at 100.00	BBB+	247,428

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34 (WI/DD, Settling 2/27/14)	5/24 at 100.00	N/R	8,077,014

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2004A:
2,180	6.100%, 5/01/23	5/14 at 101.00	N/R	2,184,425
4,030	6.250%, 5/01/34	5/14 at 101.00	N/R	4,050,634

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,500	5.250%, 11/01/33	11/22 at 100.00	N/R	4,237,515
3,000	5.750%, 11/01/42 (WI/DD, Settling 2/03/14)	11/22 at 100.00	N/R	2,815,740

	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A:
2,390	5.250%, 5/01/13	No Opt. Call	N/R	1,040,128
675	5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	293,760

7,750	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	5/16 at 100.00	N/R	7,119,538

1,855	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,907,645

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
12,935	5.250%, 6/15/27	6/17 at 100.00	BB	12,690,787
26,350	5.375%, 6/15/37	6/17 at 100.00	BB	24,924,729

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,591,978
4,125	5.750%, 6/15/42	6/22 at 100.00	BB	4,067,910

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	No Opt. Call	N/R	5,384,951

Nuveen Investments	171

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
$7,280	9.000%, 12/01/30	12/18 at 104.00	N/R	$7,554,019
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	16,098,663

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB) (5)	4/17 at 100.00	A	6,898,872
23,920	5.000%, 4/01/37 (UB) (5)	4/17 at 100.00	A	24,176,422

279	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	218,507

9,680	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (4)	7/15 at 100.00	N/R	8,964,164

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14 (4)	No Opt. Call	N/R	1,462,553

1,020	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.100%, 5/01/31	5/22 at 100.00	BBB+	978,772

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 1009, 19.244%, 10/01/41 (IF) (5)	10/20 at 100.00	A	3,403,238

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.236%, 4/01/32 – AGC Insured (Alternative Minimum Tax) (IF) (5)	10/18 at 100.00	AA	3,762,640

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 3271, 21.269%, 6/01/17 – AGM Insured (IF)	No Opt. Call	AA	3,825,453

	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 2005A:
900	0.000%, 10/01/33 – NPFG Insured	10/15 at 39.62	A+	305,496
700	0.000%, 10/01/35 – NPFG Insured	10/15 at 35.68	A+	210,210
3,785	0.000%, 10/01/37 – NPFG Insured	10/15 at 32.05	A+	1,012,488
9,675	0.000%, 10/01/38 – NPFG Insured	10/15 at 30.36	A+	2,447,872
10,680	0.000%, 10/01/39 – NPFG Insured	10/15 at 28.76	A+	2,555,617

	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 2009:
24,650	0.000%, 10/01/39	No Opt. Call	A+	6,021,256
1,000	0.000%, 10/01/41	No Opt. Call	A+	217,730
4,200	0.000%, 10/01/42	No Opt. Call	A+	863,142
280	0.000%, 10/01/44	No Opt. Call	A+	51,268
4,810	0.000%, 10/01/45	No Opt. Call	A+	830,879
22,300	0.000%, 10/01/47	No Opt. Call	A+	3,437,322

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 11834:
855	18.015%, 4/01/19 – AGM Insured (IF)	No Opt. Call	AA	1,005,377
3,750	18.015%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA	4,409,550
2,065	17.994%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA	2,427,738

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A:
305	6.000%, 5/01/24	5/14 at 100.00	N/R	305,537
10,685	6.250%, 5/01/37	5/14 at 100.00	N/R	10,688,526

7,560	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	7,575,649

1,270	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,271,626

172	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Mirabella Community Development District, Hillsborough County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/44	11/24 at 100.00	N/R	$1,008,110

1,500	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/23 at 100.00	N/R	1,492,110

1,965	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	1,801,984

1,265	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	627,959

2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	1,150,233

1,385	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	1,349,973

1,925	Northern Palm Beach County Improvement District, Florida, Special Assesment Revenue Bonds, Water Control and Improvement Refunding Bonds, Development Unit 16, Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	1,926,656

1,000	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,008,270

	Orange County Health Facilities Authority, Florida Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071:
500	17.439%, 10/01/42 (IF) (5)	4/22 at 100.00	A	420,460
700	17.439%, 10/01/42 (IF) (5)	4/22 at 100.00	A	588,644
625	17.439%, 10/01/42 (IF) (5)	4/22 at 100.00	A	525,575
1,750	17.439%, 10/01/42 (IF) (5)	4/22 at 100.00	A	1,471,610
2,000	17.439%, 10/01/42 (IF) (5)	4/22 at 100.00	A	1,681,840
385	17.439%, 10/01/42 (IF) (5)	4/22 at 100.00	A	323,754
1,915	17.416%, 10/01/42 (IF) (5)	4/22 at 100.00	A	1,610,745
580	17.402%, 10/01/42 (IF) (5)	4/22 at 100.00	A	487,931
345	17.377%, 10/01/42 (IF) (5)	4/22 at 100.00	A	290,314

1,275	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	1,154,729

1,000	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/43	11/22 at 100.00	BBB+	1,004,850

2,500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	2,371,550

2,150	Panther Trails Community Development District, Floridia, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,268,250

500	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	510,765

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
720	4.875%, 5/01/22	No Opt. Call	N/R	711,878
1,620	5.375%, 5/01/31	5/22 at 100.00	N/R	1,578,123

11,565	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	4/14 at 100.00	N/R	10,372,533

2,675	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	2,137,860

Nuveen Investments	173

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$575	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.000%, 5/01/37	5/17 at 100.00	N/R	$529,736

	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
5,455	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	A	5,565,409
315	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	A	319,177

2,605	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,518,254

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
460	5.750%, 11/01/22	No Opt. Call	N/R	463,413
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,203,388
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,017,310

4,445	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	3,433,007

3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,234,465

3,500	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33 (4)	4/14 at 100.00	N/R	3,550,855

2,945	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,805,849

1,960	Sail Harbour Community Development District, Florida, Special Assessment Revenue Bonds, Series 05A, 5.500%, 5/01/36 – RAAI Insured	5/14 at 100.00	N/R	1,965,860

	Saint Lucie West Services District, Florida, Utility Revenue Bonds, Series 2004:
2,140	5.250%, 10/01/34 – NPFG Insured	10/14 at 101.00	A	2,176,080
455	5.000%, 10/01/38 – NPFG Insured	10/14 at 101.00	A	460,592

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
3,000	5.500%, 10/01/24	10/17 at 100.00	BBB–	3,135,750
21,150	5.250%, 10/01/27	10/17 at 100.00	BBB–	21,814,956

8,305	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	6,404,982

2,190	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,223,682

2,340	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 1255, 22.593%, 8/15/42 (IF) (5)	8/17 at 100.00	AA	2,447,289

6,350	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 8.499%, 2/15/28 (IF)	8/17 at 100.00	AA	6,403,213

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749:
750	17.326%, 8/15/32 (IF)	8/17 at 100.00	AA	980,820
6,250	15.843%, 8/15/42 (IF)	8/17 at 100.00	AA	6,620,250

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Trust 1030:
3,835	15.804%, 8/15/15 (IF) (5)	No Opt. Call	AA	5,119,955
2,130	15.787%, 8/15/15 (IF) (5)	No Opt. Call	AA	2,936,439

174	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,120	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	$3,992,239

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	1,970,610

8,500	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A, 5.375%, 1/01/40 (4)	10/16 at 100.00	N/R	3,696,650

2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,074,523

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,526,000

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
460	6.750%, 11/01/27	11/18 at 100.00	N/R	468,791
2,250	7.850%, 11/01/41	11/18 at 100.00	N/R	2,325,285

9,475	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	6,969,242

22,430	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	13,450,822

11,690	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	5,194,452

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	No Opt. Call	N/R	3
1,560	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	16
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
10,200	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	102

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT:
30	6.375%, 5/01/17 (4)	No Opt. Call	N/R	29,660
140	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	138,139
175	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	171,988
860	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	855,863

3,190	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	2,656,632

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
580	6.375%, 5/01/17	No Opt. Call	N/R	560,483
2,655	6.450%, 5/01/23	5/17 at 100.00	N/R	2,533,215
3,460	6.550%, 5/01/27	5/17 at 100.00	N/R	3,265,825
2,350	5.250%, 5/01/39	5/17 at 100.00	N/R	2,119,794
16,970	6.650%, 5/01/40	5/17 at 100.00	N/R	16,970,679

38,140	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	BB	36,389,374

Nuveen Investments	175

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2:
$1,970	6.375%, 5/01/17 (4)	No Opt. Call	N/R	$1,149,613
6,180	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	3,516,544
8,045	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	4,548,402
39,495	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	22,196,980

9,200	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (4)	5/16 at 100.00	N/R	5,858,468

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	777,495

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
590	5.000%, 5/01/23	5/22 at 100.00	N/R	596,124
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,512,855

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
1,630	5.000%, 5/01/23	5/22 at 100.00	N/R	1,631,206
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,753,713

1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,080,046

5,000	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,491,150

845	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	5/17 at 100.00	N/R	763,694

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/13 (4)	No Opt. Call	N/R	674,880
1,000	5.350%, 5/01/17 (4)	No Opt. Call	N/R	444,000
1,500	5.550%, 5/01/39 (4)	5/17 at 100.00	N/R	666,000

700	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	N/R	702,240

3,030	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,771,087

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
9,115	6.000%, 5/01/23	5/14 at 100.00	N/R	9,128,764
27,845	6.125%, 5/01/35	5/14 at 100.00	N/R	27,860,593
1,138,859	Total Florida			966,954,337

	Georgia – 1.7%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	A–	1,344,831

5,925	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	6,929,880

2,910	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	3,403,536

500	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2	503,825

176	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
$890	5.250%, 12/01/22	4/14 at 100.00	B	$830,779
95	5.375%, 12/01/28	4/14 at 100.00	B	84,088

11,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	B+	13,609,560

12,830	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)	6/15 at 100.00	B+	13,583,121

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	12/14 at 100.00	BB–	3,448,504
3,310	5.000%, 12/01/26	12/14 at 100.00	BB–	3,106,601

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	4,775,840

	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010:
5,200	7.625%, 12/01/30	12/20 at 100.00	N/R	5,476,276
5,200	8.000%, 12/01/40	12/20 at 100.00	N/R	5,432,024
3,500	8.125%, 12/01/45	12/20 at 100.00	N/R	3,643,115

5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	4,814,687

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
9,550	5.000%, 7/01/27	7/17 at 100.00	N/R	8,653,351
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	6,691,920
34,400	5.125%, 7/01/42	7/17 at 100.00	N/R	28,028,088

4,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006B, 7.300%, 7/01/42	No Opt. Call	N/R	3,980,480

200	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A, 6.125%, 2/15/34	2/14 at 101.00	N/R	197,778

5,906	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2011A-1, 4.600%, 7/01/26	No Opt. Call	N/R	4,873,893
129,086	Total Georgia			123,412,177

	Guam – 0.7%

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,021,180
6,000	6.875%, 12/01/40	12/20 at 100.00	B+	6,124,320

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 5.875%, 7/01/35	7/15 at 100.00	A–	1,009,190

2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.250%, 7/01/25	7/20 at 100.00	A–	2,017,780

	Guam Government, General Obligation Bonds, 2009 Series A:
6,000	6.750%, 11/15/29	11/19 at 100.00	BB–	6,283,740
26,930	7.000%, 11/15/39	11/19 at 100.00	BB–	28,452,084

1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,476,115

Nuveen Investments	177

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

$2,000	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/33	7/23 at 100.00	A–	$2,017,660
46,340	Total Guam			48,402,069

	Hawaii – 0.2%

3,913	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,492,392

4,150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB+	4,207,727

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BB	5,514,489

790	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 6/01/20 (Alternative Minimum Tax)	4/14 at 100.00	B	790,545

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,057,364
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	2,862,870
18,158	Total Hawaii			17,925,387

	Idaho – 0.1%

3,875	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,159,890

1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB–	1,003,680
4,875	Total Idaho			5,163,570

	Illinois – 7.9%

1,065	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	No Opt. Call	N/R	1,049,366

8,350	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	7,466,570

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	3,667,680

3,660	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	3,222,154

2,670	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	2,625,411

926	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	875,533

5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 1210, 24.391%, 12/01/39 – AMBAC Insured (IF) (5)	12/21 at 100.00	AA	6,484,450

1,132	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	No Opt. Call	N/R	1,049,377

6,750	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	4/14 at 100.00	N/R	5,133,983

4,510	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	4,517,938

800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 1212, 22.036%, 1/01/35 – AGM Insured (IF) (5)	1/21 at 100.00	AA	891,720

178	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$49,615	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	$48,922,375

2,451	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,091,879

355	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Capital Appreciation Series 2011B, 0.000%, 10/01/31	4/14 at 100.00	N/R	75,462

661	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2011A, 6.000%, 10/01/42	5/14 at 102.00	N/R	514,919

1,700	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	No Opt. Call	N/R	1,616,751

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,865	7.750%, 7/01/30	7/21 at 100.00	N/R	8,268,396
1,545	8.000%, 7/01/35	7/21 at 100.00	N/R	1,641,346
2,000	8.250%, 7/01/41	7/21 at 100.00	N/R	2,135,440

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,695,025

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	4/14 at 100.00	BB+	790,585

2,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 5.500%, 5/15/23	5/15 at 100.00	BBB–	2,016,520

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
25	5.000%, 12/01/21	12/16 at 100.00	BBB+	25,610
1,250	5.000%, 12/01/36	12/16 at 100.00	BBB+	1,153,163

205	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Tender Option Bond Trust 3302, 18.399%, 6/01/14 (IF)	No Opt. Call	AAA	247,982

59,255	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	58,427,800

200	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 6.500%, 4/01/44	10/19 at 100.00	BBB	204,964

	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
3,510	7.750%, 5/15/30	5/20 at 100.00	N/R	3,662,334
10,000	8.000%, 5/15/40	5/20 at 100.00	N/R	10,422,800
10,625	8.000%, 5/15/46	5/20 at 100.00	N/R	11,046,600

5,140	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	4,497,397

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 1098:
1,500	18.176%, 8/15/15 – AGC Insured (IF) (5)	No Opt. Call	AA	1,618,620
1,625	18.176%, 2/15/39 – AGC Insured (IF) (5)	8/18 at 100.00	AA	1,729,650
2,495	18.176%, 8/15/47 – AGC Insured (IF) (5)	8/18 at 100.00	AA	2,655,678
625	18.492%, 8/15/47 – AGC Insured (IF) (5)	8/18 at 100.00	AA	665,250
550	18.412%, 8/15/47 – AGC Insured (IF) (5)	8/18 at 100.00	AA	585,255

890	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	756,981

Nuveen Investments	179

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	BB–	$4,956,270

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
11,170	5.000%, 4/01/31	4/16 at 100.00	Baa3	9,971,124
14,275	5.000%, 4/01/36	4/16 at 100.00	Baa3	12,363,578

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	6,305,040

1,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	1,936,185

10,465	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	8,996,865

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
215	5.250%, 5/15/15	No Opt. Call	N/R	220,526
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,923,142
11,750	5.750%, 5/15/38	5/17 at 100.00	N/R	11,642,605
350	5.400%, 5/15/38	4/14 at 100.00	N/R	330,285

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 3764, 18.423%, 5/01/26 (IF) (5)	5/20 at 100.00	AA	3,644,500

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 4285:
560	18.120%, 8/15/20 (IF) (5)	No Opt. Call	AA+	626,618
1,000	18.120%, 8/15/37 (IF) (5)	8/22 at 100.00	AA+	1,118,960
1,925	19.131%, 8/15/37 (IF) (5)	8/22 at 100.00	AA+	2,083,177

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 11783:
490	19.855%, 8/15/19 (IF)	No Opt. Call	AA–	619,870
625	19.885%, 8/15/31(IF)	8/19 at 100.00	AA–	899,025

24,500	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	25,776,450

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (UB) (5)	11/17 at 100.00	A	1,982,422

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702:
1,125	19.993%, 11/15/33 (IF) (5)	11/17 at 100.00	A	1,334,329
4,260	21.004%, 5/15/39 (IF) (5)	5/20 at 100.00	A	5,840,119
1,705	21.004%, 5/15/39 (IF) (5)	5/20 at 100.00	A	2,335,560
4,740	21.999%, 5/15/39 (IF) (5)	5/20 at 100.00	A	6,498,161

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 1115:
3,525	17.647%, 5/15/41 (IF) (5)	5/22 at 100.00	A	3,666,987
2,500	17.647%, 5/15/41 (IF) (5)	5/22 at 100.00	A	2,600,700

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28	5/20 at 100.00	BBB+	1,184,181

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	9,909,080

10,310	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	10,436,813

180	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (UB) (5)	11/18 at 100.00	A+	$10,664,126

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (UB) (5)	11/18 at 100.00	A+	2,890,167

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (UB) (5)	5/19 at 100.00	A+	6,197,130

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 1017:
300	22.869%, 11/01/39 (IF) (5)	5/19 at 100.00	A+	455,784
250	23.875%, 11/01/39 (IF) (5)	5/19 at 100.00	A+	366,600
1,065	23.821%, 11/01/39 (IF) (5)	5/19 at 100.00	A+	1,560,545
3,067	23.862% 11/01/39 (IF) (5)	5/19 at 100.00	A+	4,496,621
815	23.804%, 11/01/39 (IF) (5)	5/19 at 100.00	A+	1,193,942
315	23.691%, 11/01/39 (IF) (5)	5/19 at 100.00	A+	460,747

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	710,613

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
1,030	21.749%, 2/15/19 – AGM Insured (IF) (5)	No Opt. Call	AA	1,396,598
665	21.630%, 2/15/19 – AGM Insured (IF) (5)	No Opt. Call	AA	900,350

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 11783-1, 19.885%, 2/15/31 (IF)	8/19 at 100.00	AA–	3,286,835

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 3907:
3,025	20.010%, 2/15/19 (IF) (5)	No Opt. Call	AA–	3,721,718
4,250	20.010%, 2/15/35 (IF) (5)	2/21 at 100.00	AA–	5,228,860

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	2,600,418

	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois IV LLC, Fullerton Village Project, Series 2004A:
50	5.000%, 6/01/09 (4)	No Opt. Call	Ca	40,500
1,115	5.000%, 6/01/11 (4)	No Opt. Call	Ca	903,139
1,160	5.000%, 6/01/12 (4)	No Opt. Call	Ca	939,588
1,225	5.000%, 6/01/13 (4)	No Opt. Call	Ca	992,238
1,060	5.000%, 7/01/13 (4)	No Opt. Call	Ca	858,589
1,290	5.000%, 6/01/14 (4)	No Opt. Call	Ca	1,044,887
7,540	5.500%, 6/01/19 (4)	6/14 at 100.00	Ca	6,107,325
6,905	5.000%, 6/01/24 (4)	6/14 at 100.00	Ca	5,592,981
21,650	5.125%, 6/01/35 (4)	6/14 at 100.00	Ca	17,536,284

1,865	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Tender Option Bond Trust 3721, 18.411%, 2/01/33 (IF) (5)	8/18 at 100.00	AA	1,793,888

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (5)	4/16 at 100.00	AA+	22,077,351

25,935	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	14,719,669

4,015	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CCC–	2,705,187

Nuveen Investments	181

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

		Illinois (continued)

		Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
$1,595		5.250%, 1/01/25	1/16 at 100.00	D	$663,121
3,675		5.250%, 1/01/30	1/16 at 100.00	D	1,452,985
5,420		5.250%, 1/01/36	1/16 at 100.00	D	2,031,470

12,431		Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)	7/18 at 100.00	N/R	2,604,044

4,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Tender Option Bond Trust 3297, 18.351%, 6/15/20 (Alternative Minimum Tax) (IF) (5)	No Opt. Call	AAA	3,742,240

265		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3220-2, 20.165%, 4/01/37 (IF) (5)	6/20 at 100.00	AAA	283,826

9,300		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3220, 19.151%, 6/15/42 (IF) (5)	6/20 at 100.00	AAA	9,507,948

3,171		Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/15 at 100.00	N/R	3,179,435

4,595		Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	3,945,635

11,442		Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	11,078,602

7,118		Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	7,081,342

2,106		Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	2,110,739

4,291		Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	4,291,901

3,480		Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	2,954,972

5,750		Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	5,730,910

—	(28)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	180

		Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,440		6.950%, 1/01/21	1/18 at 100.00	N/R	2,437,048
1,975		6.950%, 1/01/25	1/18 at 100.00	N/R	1,943,775

3,390		Southwestern Illinois Development Authority Local Government Program Revenue Bonds, Granite City Project, Series 2009C, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,394,441

5,000		Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	BB–	4,053,200

7,375		Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013, 7.250%, 11/01/36	11/23 at 100.00	N/R	7,292,843

3,050		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite City Project, Series 2009B, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,053,996

1,000		Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/36	2/17 at 100.00	BBB–	960,600

182	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	$3,072,960

1,750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,820,280

7,582	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	7,277,355

2,204	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	1,840,516

635	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	577,545

3,445	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,463,948

2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	1,468,579

1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,703,616

4,187	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	3,631,050

7,155	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,784,299
615,284	Total Illinois			582,533,617

	Indiana – 2.7%

1,080	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	N/R	1,117,670

225	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	No Opt. Call	N/R	228,332

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42	No Opt. Call	N/R	1,000,170
7,500	7.125%, 11/15/47	No Opt. Call	N/R	7,456,125

125	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	A3	128,174

6,770	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	CCC+	6,510,438

835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29	4/14 at 100.00	CCC+	835,217

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 10-77W, 19.080%, 4/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	AA	2,290,611

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2882, 17.846%, 4/15/17 (IF) (5)	No Opt. Call	A	5,950,800

5,855	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	BB–	5,547,788

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
2,000	7.000%, 7/01/33	7/23 at 100.00	BB	2,048,260
6,000	7.250%, 7/01/43	7/23 at 100.00	BB	6,120,300

Nuveen Investments	183

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
$2,280	7.000%, 7/01/33	7/23 at 100.00	BB	$2,335,016
5,240	7.250%, 7/01/43	7/23 at 100.00	BB	5,345,062

3,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB–	3,448,620

9,560	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB–	9,689,538

20,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	16,212,800

3,230	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	BBB+	3,059,133

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond Trust 3611:
3,085	19.258%, 6/01/17 (IF) (5)	No Opt. Call	Aa2	3,808,433
1,250	19.231%, 6/01/17 (IF) (5)	No Opt. Call	Aa2	1,543,250
1,460	19.323%, 6/01/17 (IF) (5)	No Opt. Call	Aa2	1,802,209
330	19.231%, 12/01/32 (IF) (5)	12/19 at 100.00	Aa2	407,418
5,000	15.956%, 12/01/32 (IF) (5)	12/19 at 100.00	Aa2	6,173,000

	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3301:
2,750	18.322%, 5/15/31 (IF) (5)	11/16 at 100.00	AA+	2,881,890
1,500	18.216%, 5/15/31 (IF) (5)	11/16 at 100.00	AA+	1,571,940

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA–	10,642,500

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 11779:
310	19.708%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA	389,670
2,500	19.708%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA	3,142,500
4,995	20.699%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA	6,516,727
6,250	19.708%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA	7,856,250

1,550	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	A	1,565,640

9,000	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	7,137,630

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,520,670

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23 (4)	2/15 at 100.00	N/R	327,557
2,500	5.375%, 2/15/34 (4)	2/15 at 100.00	N/R	267,175

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	2,245,208

230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	4/14 at 100.00	N/R	230,193

184	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
$5,000	7.750%, 9/01/31	9/21 at 100.00	N/R	$5,547,350
5,000	8.000%, 9/01/41	9/21 at 100.00	N/R	5,550,350

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
3,000	5.700%, 9/01/37	9/17 at 100.00	N/R	2,814,510
15,000	5.750%, 9/01/42	9/17 at 100.00	N/R	13,949,400
32,500	5.800%, 9/01/47	9/17 at 100.00	N/R	30,187,950
200,375	Total Indiana			197,403,474

	Iowa – 2.0%

83,125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	72,062,725

41,785	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB–	38,951,977

5,135	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A,, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA	5,145,885

1,000	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A, 5.550%, 11/01/41	11/14 at 100.00	N/R	917,030

2,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.750%, 9/01/30	9/20 at 100.00	BB	1,978,840

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
19,215	5.375%, 6/01/38	6/15 at 100.00	B+	14,968,101
11,805	5.500%, 6/01/42	6/15 at 100.00	B+	9,142,382
8,075	5.625%, 6/01/46	6/15 at 100.00	B+	6,281,785

1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,504,721
173,630	Total Iowa			150,953,446

	Kansas – 0.6%

4,420	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	4,426,100

2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 4153, 18.301%, 1/01/34 (IF) (5)	1/20 at 100.00	AA–	2,312,097

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16 (4)	No Opt. Call	N/R	511,550
4,780	5.000%, 3/01/26 (4)	3/16 at 100.00	N/R	2,445,209

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	12/16 at 100.00	N/R	1,073,313

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
18,500	5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	17,621,990
1,000	5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	938,590

5,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	4,587,650

8,910	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	8,052,680

Nuveen Investments	185

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$4,012	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	4/14 at 100.00	N/R	$4,291,929
52,527	Total Kansas			46,261,108

	Kentucky – 0.2%

8,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40	6/20 at 100.00	BBB+	8,494,720

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA–	1,021,470

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,037,970

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,193,833
12,190	Total Kentucky			12,747,993

	Louisiana – 1.1%

42,125	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	39,209,108

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	1,500

1,160	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14 (4)	No Opt. Call	N/R	266,568

6,938	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17 (4)	No Opt. Call	N/R	2,737,041

1,000	Louisana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,083,630

	Louisana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
505	7.750%, 12/15/31	12/21 at 100.00	N/R	534,285
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	7,876,811

590	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	599,334

9,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	9,380,533

6,750	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A, 6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	3,708,315

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 1012:
1,375	20.941%, 10/01/40 (IF) (5)	10/20 at 100.00	A–	1,766,765
3,315	20.929%, 10/01/40 (IF) (5)	10/20 at 100.00	A–	4,258,913

186	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
$2,000	6.500%, 5/15/37	5/21 at 100.00	Baa1	$2,230,280
600	6.750%, 5/15/41	5/21 at 100.00	Baa1	670,410

3,900	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.250%, 12/15/38	12/23 at 100.00	N/R	3,942,705

1,940	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	4/14 at 100.00	N/R	445,812

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (4)	4/14 at 100.00	N/R	434,642
106,448	Total Louisiana			79,146,652

	Maine – 0.2%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	BBB–	2,458,309
6,500	7.000%, 7/01/41	7/21 at 100.00	BBB–	6,932,120

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	4/14 at 100.00	B2	3,960,231
12,750	Total Maine			13,350,660

	Maryland – 1.2%

7,850	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	7,127,329

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	500,630

19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba2	18,563,553

	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A:
1,270	5.250%, 4/01/27	4/17 at 100.00	N/R	1,157,046
1,000	5.250%, 4/01/33	4/17 at 100.00	N/R	851,870

5,455	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849, 10.697%, 1/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	5,483,202

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	7,300,819

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
940	17.594%, 3/01/30 (Alternative Minimum Tax) (IF) (5)	3/17 at 100.00	Aa2	947,266
1,710	17.803%, 3/01/30 (Alternative Minimum Tax) (IF) (5)	3/17 at 100.00	Aa2	1,724,330

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/16 (4)	No Opt. Call	N/R	824,654
54,000	5.000%, 12/01/31 (4)	12/16 at 100.00	N/R	26,988,660

Nuveen Investments	187

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A:
$820	5.625%, 10/01/23	4/14 at 100.00	B3	$759,632
10,640	5.750%, 10/01/33	4/14 at 100.00	B3	9,260,524

1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Bowie State University Project, Series 2003, 6.000%, 6/01/23	4/14 at 100.00	Ba2	1,000,400

1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB) (5)	11/21 at 100.00	AA+	1,844,784

1,135	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option Bond Trust 4424, 22.638%, 11/15/43 (IF) (5)	11/21 at 100.00	AA+	1,275,910

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/20 at 100.00	BBB–	1,508,475
117,860	Total Maryland			87,119,084

	Massachusetts – 1.0%

12,275	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (10)	3/14 at 101.00	Caa3	8,793,442

4,080	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (4)	3/14 at 101.00	N/R	1,334,201

2,000	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R	1,863,820

165	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	165,754

920	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	915,106

28,580	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	25,336,456

1,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	1,369,515

1,960	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	1,842,831

2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB–	2,499,850

5,295	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43 (4)	4/14 at 100.00	D	4,073,213

4,082	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 0.000%, 2/15/43	4/14 at 102.19	D	408,203

6,085	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 0.000%, 2/15/43	4/14 at 100.00	D	61

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	4,008,305

188	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A:
$5,950	6.250%, 1/15/28 (4)	1/18 at 100.00	N/R	$15,530
5,300	6.500%, 1/15/38 (4)	1/18 at 100.00	N/R	13,833

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E:
3,500	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	3,311,805
400	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	342,084

2,500	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2010-64W., 20.189%, 6/01/41 (IF) (5)	6/20 at 100.00	AA–	2,795,200

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,605	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	4/14 at 100.00	N/R	1,597,665
1,505	5.000%, 1/01/21 – AMBAC Insured	4/14 at 100.00	N/R	1,471,408
4,000	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	4/14 at 100.00	N/R	3,999,600
11,135	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	4/14 at 100.00	N/R	10,526,027
108,837	Total Massachusetts			76,683,909

	Michigan – 2.7%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,835	6.000%, 11/01/28	11/18 at 100.00	BBB–	3,839,257
5,105	6.000%, 11/01/37	11/18 at 100.00	BBB–	4,929,184

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	953,663

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,508,556

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
5,455	5.000%, 11/01/26	11/16 at 100.00	BB–	4,366,400
3,750	5.250%, 11/01/31	11/16 at 100.00	BB–	2,841,750
3,840	5.250%, 11/01/36	11/16 at 100.00	BB–	2,762,995

	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Series 2013:
3,575	6.000%, 10/01/33	10/23 at 100.00	N/R	2,845,092
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	3,148,630

4,710	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 4697, 16.927%, 5/01/29 – AGM Insured (IF) (5)	No Opt. Call	Aa2	5,774,130

2,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Tender Option Bonds Trust 11784, 18.852%, 5/01/27 – AGM Insured (IF)	No Opt. Call	Aa2	2,814,400

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,890	5.650%, 11/01/25	11/15 at 100.00	B+	1,555,432
500	5.750%, 11/01/30	11/15 at 100.00	B+	387,905
2,425	5.750%, 11/01/35	11/15 at 100.00	B+	1,785,479

6,550	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/14 at 100.00	B–	5,716,906

Nuveen Investments	189

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,000	Detroit, Michigan, General Obligation Bonds, Series 2002, 5.125%, 4/01/22 – NPFG Insured (4)	4/14 at 100.00	A	$876,650

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,000	5.250%, 4/01/22 – SYNCORA GTY Insured (4)	4/14 at 100.00	Caa3	2,145,690
1,025	5.250%, 4/01/23 – SYNCORA GTY Insured (4)	4/14 at 100.00	Caa3	692,080

1,055	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	769,570

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	3,313,800

	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A:
11,825	4.875%, 8/15/27	8/17 at 100.00	N/R	10,829,217
14,145	5.000%, 8/15/38	8/17 at 100.00	N/R	11,909,241

1,000	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004, 6.200%, 1/01/25 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R (6)	1,054,300

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BB+	2,537,622

1,000	Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	12/14 at 102.00	N/R	1,007,710

1,900	Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	12/14 at 102.00	N/R	1,708,689

	Michigan Finace Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,815	5.700%, 10/01/21	No Opt. Call	N/R	1,858,959
2,140	7.100%, 10/01/31	10/21 at 100.00	N/R	2,147,961
7,000	7.450%, 10/01/41	10/21 at 100.00	N/R	7,038,220

1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BB+	1,026,060

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	1,532,181

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,286,345

6,325	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	BB	6,750,862

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB	371,796

	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
1,500	7.750%, 7/15/26	7/21 at 100.00	BB	1,539,735
9,000	8.000%, 7/15/41	7/21 at 100.00	BB	9,118,800

3,775	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB) (5)	7/15 at 100.00	AA	3,792,968

980	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	906,431

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,514,421

190	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	$845,500

3,585	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	3,301,319

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
290	7.250%, 4/01/20	No Opt. Call	BB	308,038
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,208,400
500	8.000%, 4/01/40	4/20 at 100.00	BB	525,895

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	10,355,248

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	BB+	2,114,055
11,200	5.500%, 11/15/35	5/15 at 100.00	BB+	9,844,240

14,715	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	14,172,458

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	9,879,433

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
990	5.500%, 5/01/27	5/22 at 100.00	BBB–	916,097
1,315	6.000%, 5/01/37	5/22 at 100.00	BBB–	1,194,230

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,397,880

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
560	5.000%, 11/01/15	No Opt. Call	BB	561,630
1,705	5.250%, 11/01/20	11/15 at 100.00	BB	1,641,114
685	6.750%, 5/01/21	No Opt. Call	BB	709,674
4,795	5.350%, 11/01/25	11/15 at 100.00	BB	4,262,995
3,685	5.500%, 11/01/30	11/15 at 100.00	BB	3,083,719
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,672,042
6,900	5.500%, 11/01/35	11/15 at 100.00	BB	5,530,074
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,601,756

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	2,178,529
216,865	Total Michigan			200,263,413

	Minnesota – 0.9%

1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB	1,036,540

12,970	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	14,247,934

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	2,162,770

Nuveen Investments	191

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Falcon Heights, Minnesota, Lease Revenue Bonds, Kaleidoscope Charter School Revenue Bonds, Series 2007A:
$425	6.000%, 11/01/27	11/15 at 100.00	N/R	$426,279
1,550	6.000%, 11/01/37	11/15 at 100.00	N/R	1,513,436

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,003,860

2,260	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	4/14 at 100.00	B2	2,265,853

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,000	7.750%, 1/01/33	1/21 at 100.00	N/R	981,360
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,018,640

600	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	4/14 at 100.00	N/R	600,048

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,565,850

1,525	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 6.750%, 12/01/33 (Pre-refunded 6/01/14)	6/14 at 102.00	N/R (6)	1,589,126

1,695	Saint Paul Housing & Redevelopment Authority , Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,556,366

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	848,610

460	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	3/16 at 100.00	N/R	458,565

	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
2,700	5.750%, 5/01/25	5/15 at 100.00	BB+	2,765,610
2,800	5.875%, 5/01/30	5/15 at 100.00	BB+	2,857,344

8,300	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	8,483,513

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	891,090

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	BB+	401,832
500	6.000%, 9/01/36	9/14 at 102.00	BB+	499,355

1,300	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,302,327

2,185	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	2,091,548

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/14 at 101.00	N/R	831,843
1,225	5.375%, 5/01/43	5/14 at 101.00	N/R	1,158,973

192	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
$1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	$1,393,050
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	692,856

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,499,880
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,044,070
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,260,186

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30	9/17 at 100.00	N/R	1,008,050
3,250	6.875%, 9/01/42	9/17 at 100.00	N/R	3,311,490
68,315	Total Minnesota			69,768,254

	Mississippi – 0.0%

1,575	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,390,818

	Missouri – 0.8%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	252,950
600	5.625%, 3/01/25	3/16 at 100.00	N/R	576,780

	Cottleville, Missouri, Certificates of Participation, Series 2006:
200	5.125%, 8/01/26 (Pre-refunded 8/01/14)	8/14 at 100.00	N/R (6)	204,984
600	5.250%, 8/01/31 (Pre-refunded 8/01/14)	8/14 at 100.00	N/R (6)	615,324

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	562,524
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,349,990

1,475	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,561,745

1,300	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2012A, 6.000%, 3/01/42	3/16 at 101.00	N/R	1,303,172

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	4,622,989

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
1,270	5.150%, 6/01/16	6/14 at 102.00	N/R	1,300,505
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	3,055,680

18,500	Lakeside 370 Levee District, Saint Charles, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28 (11)	4/16 at 100.00	N/R	12,839,000

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	BBB–	1,517,850

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,455	5.000%, 5/01/35	5/20 at 100.00	N/R	1,352,306
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,181,216

Nuveen Investments	193

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
$1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	$1,185,663
3,400	5.350%, 6/15/32	6/15 at 103.00	N/R	2,912,372

8,965	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	8,779,873

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	4/14 at 100.00	N/R	1,353,964

1,962	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	4/14 at 100.00	N/R	1,697,817

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,802,104

1,356	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	4/14 at 100.00	N/R	1,166,377

1,354	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	4/14 at 100.00	N/R	1,117,849

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (12)	No Opt. Call	N/R	1,274,358

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	505,215
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	1,001,260

1,890	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,892,230

1,350	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	1,299,578
73,318	Total Missouri			60,285,675

	Montana – 0.1%

7,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	4/14 at 100.00	B+	7,018,480

	Nebraska – 0.1%

10,745	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	10,879,205

	Nevada – 1.0%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.714%, 1/01/36 (IF)	1/20 at 100.00	A+	6,168,110

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 18.638%, 1/01/18 (IF)	No Opt. Call	A+	1,169,095

1,540	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-17, Madeira Canyon, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,525,262

3,615	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.300%, 9/01/35	4/14 at 100.00	N/R	2,736,338

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB–	5,448,150

194	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Las Vegas, Nevada, Local Improvement and Refunding Bonds, Special Improvement District 808 and 810 Summerlin Village 23B, Series 2007:
$4,610	5.875%, 6/01/21	6/14 at 103.00	N/R	$4,693,856
11,770	6.125%, 6/01/31	6/14 at 103.00	N/R	11,504,940

320	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013, 5.000%, 6/01/24	6/23 at 103.00	N/R	324,781

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
485	6.000%, 8/01/27	4/15 at 102.00	N/R	468,913
2,420	6.150%, 8/01/37	4/15 at 102.00	N/R	2,194,795

1,900	North Las Veags, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006, 4.500%, 10/01/36 – NPFG Insured	10/16 at 100.00	A	1,621,441

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,234,050

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
1,785	6.500%, 9/01/20	9/18 at 100.00	N/R	1,901,632
2,000	6.750%, 9/01/27	9/18 at 100.00	N/R	2,029,660

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
6,090	6.500%, 6/15/20	6/18 at 100.00	B2	6,373,794
25,590	6.750%, 6/15/28	6/18 at 100.00	B2	25,740,725
74,785	Total Nevada			75,135,542

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
320	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	193,341
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	A	282,234
330	0.000%, 1/01/22 – ACA Insured	No Opt. Call	Caa1	167,142
185	0.000%, 1/01/23 – ACA Insured	No Opt. Call	Caa1	85,618

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB	201,720
1,545	Total New Hampshire			930,055

	New Jersey – 2.2%

6,422	Bayonne Medical Center Inc., New Jersey, Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 12/31/49 (26)	No Opt. Call	N/R	312,129

8,155	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB	7,374,567

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	886,750

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	BB+	2,162,161
4,120	5.650%, 8/01/43	8/23 at 100.00	BB+	3,648,178
2,395	5.750%, 8/01/47	8/23 at 100.00	BB+	2,109,971

Nuveen Investments	195

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$10,015	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	$7,121,567

20,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Mandatory put 9/15/22) (Alternative Minimum Tax)	9/22 at 100.00	B	19,610,400

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/14 at 100.00	B	760,274

9,425	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	9,119,065

2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.200%, 11/15/30 (Alternative Minimum Tax)	4/14 at 100.00	B	2,000,160

1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	B	949,720

1,500	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,598,010

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	3,159,168

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018:
5,000	18.832%, 7/01/38 – AGC Insured (IF) (5)	7/19 at 100.00	AA–	5,956,000
1,250	18.832%, 7/01/38 – AGC Insured (IF) (5)	7/19 at 100.00	AA–	1,489,000
1,815	18.807%, 7/01/38 – AGC Insured (IF) (5)	7/19 at 100.00	AA–	2,161,538

1,365	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,417,744

25,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	24,653,704

42,515	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA–	45,161,559

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,519,575

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Trust 11853, 21.671%, 6/01/16 – AGC Insured (IF)	No Opt. Call	AA–	1,917,092

23,860	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	17,639,221
176,747	Total New Jersey			163,727,553

	New Mexico – 0.4%

980	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	4/14 at 100.00	N/R	932,313

1,365	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,382,854

196	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
$1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	$1,548,404
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,504,244

3,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	2,909,970

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,210	5.500%, 9/01/16 (4)	No Opt. Call	N/R	995,939
1,655	5.750%, 9/01/21 (4)	9/16 at 100.00	N/R	1,344,489
9,050	6.000%, 9/01/32 (4)	9/16 at 100.00	N/R	7,344,799

2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,021,980

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB–	4,486,049

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,159,453
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,251,284
32,090	Total New Mexico			28,881,778

	New York – 2.5%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BBB–	6,751,925
3,470	0.000%, 7/15/35	No Opt. Call	BBB–	963,931
1,750	6.375%, 7/15/43	1/20 at 100.00	BBB–	1,879,080

1,125	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Medaille College, Series 2012, 5.250%, 4/01/35	1/23 at 100.00	BB+	1,063,125

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	495,435

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
2,000	6.500%, 12/01/21	12/18 at 100.00	Ba1	2,062,320
3,000	6.250%, 12/01/37	12/18 at 100.00	Ba1	2,923,590

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
4,960	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	5,447,717
5,600	8.000%, 8/01/28 (Alternative Minimum Tax)	8/16 at 101.00	N/R	6,150,536
14,300	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	15,705,833

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,425	5.625%, 10/01/17 (13)	No Opt. Call	N/R	944,877
12,570	5.750%, 10/01/27 (14)	10/17 at 100.00	N/R	4,897,775
28,560	5.750%, 10/01/37 (14)	10/17 at 100.00	N/R	11,128,118
61,500	5.875%, 10/01/46 (15)	10/17 at 102.00	N/R	23,962,860

1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	Ba1	993,310

Nuveen Investments	197

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$4,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	$4,950,749

17,805	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/14 at 100.00	BB	16,574,675

2,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	4/14 at 100.00	BB	2,009,720

8,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/14 at 100.00	N/R	9,086,415

	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
1,865	5.000%, 5/15/20 (Alternative Minimum Tax)	4/14 at 100.00	B	1,830,386
5,370	5.125%, 5/15/30 (Alternative Minimum Tax)	4/14 at 100.00	B	4,964,189

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 4413, 22.478%, 6/15/19 (IF) (5)	No Opt. Call	AA+	2,673,705

1,320	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 4417, 22.556%, 6/15/21 (IF) (5)	No Opt. Call	AA+	1,623,732

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.343%, 6/15/15 (IF)	No Opt. Call	AA+	439,800

1,970	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 1217, 22.829%, 6/15/43 (IF) (5)	6/21 at 100.00	AA+	2,354,032

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 1217:
400	22.818%, 6/15/45 (IF) (5)	6/22 at 100.00	AA+	495,320
1,600	22.818%, 6/15/47 (IF) (5)	6/23 at 100.00	AA+	1,967,200

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 1190:
2,170	22.788%, 12/15/41 (IF) (5)	12/21 at 100.00	AA–	2,646,532
3,750	18.351%, 12/15/41 (IF) (5)	12/21 at 100.00	AA–	4,408,500
2,000	18.351%, 12/15/41 (IF) (5)	12/21 at 100.00	AA–	2,351,200

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
1,000	18.746%, 1/15/44 (IF) (5)	1/20 at 100.00	AA+	1,136,640
1,875	18.746%, 1/15/44 (IF) (5)	1/20 at 100.00	AA+	2,131,200

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 14.180%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	AA–	2,006,442

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	AA–	17,092,640

1,000	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB	1,004,960

95	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/14 at 100.00	N/R	93,877

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,000	5.000%, 6/01/26	6/16 at 100.00	BB–	888,800
3,230	5.000%, 6/01/34	6/16 at 100.00	B	2,508,450
7,760	5.125%, 6/01/42	6/16 at 100.00	B	5,888,986

198	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$4,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	6/15 at 100.00	BB+	$3,093,440

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/14 at 100.00	B+	1,000,030
256,460	Total New York			180,592,052

	North Carolina – 0.4%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	1,326,165

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
750	6.750%, 8/01/24	8/18 at 100.00	N/R	726,503
3,470	7.250%, 8/01/34	8/18 at 100.00	N/R	3,191,914

3,410	Charlotte, North Carolina, Special Facility Refunding Revenue Bonds, Charlotte/Douglas International Airport, US Airways, Inc. Project, Series 1998, 5.600%, 7/01/27 (Alternative Minimum Tax)	4/14 at 100.00	N/R	3,378,151

1,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.391%, 1/15/19 (IF)	No Opt. Call	AA–	1,862,929

6,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	5,386,920

2,108	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	2,139,704

5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/16 at 100.00	N/R	5,145,840

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35	6/18 at 100.00	BBB	1,056,610

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,749,404
1,155	5.600%, 10/01/36	10/16 at 100.00	N/R	1,092,595
29,008	Total North Carolina			28,056,735

	North Dakota – 0.1%

10,130	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38	9/23 at 100.00	N/R	10,149,247

	Ohio – 3.3%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 3352, 18.361%, 5/01/35 (IF)	5/22 at 100.00	AA–	2,802,500

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	1,040,284

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
8,610	5.125%, 6/01/24 (WI/DD, Settling 2/03/14)	6/17 at 100.00	B–	7,260,038
59,465	5.875%, 6/01/30	6/17 at 100.00	B	47,951,387
65,150	5.750%, 6/01/34	6/17 at 100.00	B	50,731,002

Nuveen Investments	199

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)
$16,080	6.000%, 6/01/42	6/17 at 100.00	BB+	$12,746,294
12,050	5.875%, 6/01/47	6/17 at 100.00	B	9,625,540

24,970	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	20,463,664

2,645	County of Greene, Ohio, Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,801,875

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
745	5.000%, 12/01/22	12/16 at 100.00	N/R	756,242
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	930,640

6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33 (WI/DD, Settling 2/13/14)	No Opt. Call	N/R	6,154,343

7,350	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	7,453,268

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & Improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,640,825

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3260, 19.865%, 5/01/29 (IF)	5/19 at 100.00	A+	2,511,962

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	BB+	1,673,107
3,420	5.000%, 2/15/44	2/23 at 100.00	BB+	2,693,934

18,650	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	15,370,398

7,520	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	4/14 at 100.00	CCC+	7,310,192

7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	4/14 at 100.00	CCC+	7,302,000

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax) (4)	8/14 at 102.00	N/R	2,312,680
11,000	7.250%, 8/01/34 (Alternative Minimum Tax) (4)	8/16 at 100.00	N/R	7,648,190

1,004	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax) (4)	8/16 at 100.00	N/R	411,336

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	N/R	2,112,096
7,500	6.000%, 12/01/42	12/22 at 100.00	N/R	7,041,225

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/14 at 100.00	CCC+	10,927,552

1,805	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	BBB+	1,761,481

505	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003, 5.375%, 12/01/35	12/14 at 101.00	BB	500,157

200	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
$11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	$386,575
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	605,360

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (4)	7/17 at 102.00	N/R	50
324,776	Total Ohio			243,926,197

	Oklahoma – 1.5%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	8,975,802

3,460	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	3,467,301

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,381,396
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,214,199

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,510	7.250%, 11/01/40	5/20 at 100.00	N/R	7,974,268
10,760	7.250%, 11/01/45	5/20 at 100.00	N/R	11,396,454

31,112	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	6/14 at 100.00	N/R	31,123,511

15,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	14,806,065

10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.500%, 12/01/35 (WI/DD, Settling 2/03/14) (Alternative Minimum Tax)	6/23 at 100.00	N/R	9,547,000

14,555	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	N/R	15,169,221

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
2,085	6.000%, 5/01/25	5/16 at 103.00	N/R	2,094,070
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,499,824
112,472	Total Oklahoma			111,649,111

	Oregon – 0.3%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,692,950

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008:
900	8.000%, 1/01/28	1/19 at 100.00	A2	1,067,139
2,670	8.250%, 1/01/38	1/19 at 100.00	A2	3,163,950

1,940	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	No Opt. Call	N/R	1,924,189

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	4/14 at 100.00	N/R	417,945
130	5.000%, 10/01/21	4/14 at 100.00	N/R	106,200
735	5.350%, 10/01/31	4/14 at 100.00	N/R	515,882

Nuveen Investments	201

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$1,600	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	9/20 at 100.00	BB+	$1,656,752

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	4/14 at 100.00	CCC+	8,272,316

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	2,486,423

850	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	832,949
23,075	Total Oregon			23,136,695

	Pennsylvania – 3.1%

3,825	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.875%, 5/01/30	11/19 at 100.00	BB–	3,976,814

7,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	BB–	7,808,625

5,000	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	4,053,200

305	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Waynesburg College, Refunding Series 2006, 4.800%, 5/01/36 – RAAI Insured	5/16 at 100.00	BBB+	299,656

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
500	6.750%, 11/01/31	11/21 at 100.00	BBB–	529,735
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB–	2,662,375

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	1,918,715

1,505	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	1,312,541

8,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	Baa2	7,402,160

4,805	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	4,386,917

	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A:
1,295	4.875%, 3/15/27	3/17 at 100.00	BBB	1,246,904
1,000	5.000%, 3/15/37	3/17 at 100.00	BBB	911,810

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
925	5.125%, 10/15/15	No Opt. Call	N/R	942,085
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	4,967,207
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	11,947,118

5,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BBB–	4,419,150

202	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A:
$1,100	5.000%, 8/01/35	8/23 at 100.00	Baa3	$1,035,111
1,075	5.000%, 8/01/45	8/23 at 100.00	Baa3	972,714

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
7,475	5.875%, 7/01/31	7/16 at 100.00	N/R	7,434,261
4,455	5.900%, 7/01/40	7/16 at 100.00	N/R	4,307,940

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	966,230

4,125	Latrobe Industrial Development Authority, Pennsylvania, College Revenue Bonds, Saint Vincent College Project, Series 2013, 5.000%, 5/01/43	5/23 at 100.00	Baa1	3,812,284

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	500,370

1,450	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.508%, 8/01/38 (IF) (5)	8/20 at 100.00	AA	1,849,446

	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005:
750	6.000%, 2/01/21	2/15 at 100.00	N/R	759,128
10,500	6.250%, 2/01/35	2/15 at 100.00	N/R	10,475,640

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 1192:
945	18.113%, 2/15/31 (IF) (5)	8/23 at 100.00	Aa1	1,375,948
1,340	18.143%, 2/15/32 (IF) (5)	8/23 at 100.00	Aa1	1,920,153
1,410	18.128%, 2/15/33 (IF) (5)	8/23 at 100.00	Aa1	1,976,989
1,480	18.160%, 2/15/34 (IF) (5)	8/23 at 100.00	Aa1	2,046,366

1,190	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	4/14 at 100.00	N/R	1,009,357

15	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (Alternative Minimum Tax)	4/14 at 100.00	N/R	13,037

1,000	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/36	No Opt. Call	BBB–	892,260

5,500	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	5,456,330

965	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/15 at 100.00	N/R	681,165

49,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/14 at 100.00	CCC+	49,048,038

3,120	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	4/14 at 100.00	N/R	3,119,594

Nuveen Investments	203

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$7,050	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/14 at 100.00	N/R	$6,961,664

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB	1,009,310

2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B–	2,317,117

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 3252:
1,205	21.489%, 2/15/19 (IF)	No Opt. Call	AA–	1,673,191
750	20.991%, 2/15/19 (IF)	No Opt. Call	AA–	1,017,540

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	943,570

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/15 at 100.00	N/R	3,675,490

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,085,404

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
440	5.800%, 5/01/16	No Opt. Call	BB+	454,406
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,388,901
985	6.250%, 5/01/33	5/16 at 100.00	BB+	964,394

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Russell Byers Charter School, Series 2007A, 5.250%, 5/01/37	5/17 at 100.00	BBB–	878,150

4,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007A, 5.000%, 7/01/34	7/17 at 100.00	BB+	3,276,040

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BB+	2,751,660

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	No Opt. Call	BB+	872,980
28,355	5.625%, 7/01/42	7/22 at 100.00	BB+	24,249,196

500	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	7/14 at 100.00	N/R	495,030

90	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.000%, 6/01/22 – RAAI Insured	6/17 at 100.00	N/R	80,130

550	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	4/14 at 100.00	A	506,061

5,405	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	5,211,447

7,215	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	6,600,787

1,250	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	1,135,525

1,355	Scranton, Pennsylvania, General Obligation Notes, Series 2012B, 8.500%, 9/01/22	No Opt. Call	N/R	1,306,477

204	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$465	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 6.875%, 8/01/31	8/21 at 100.00	BBB+	$531,779
237,305	Total Pennsylvania			228,823,622

	Rhode Island – 0.3%

6,850	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46	1/21 at 100.00	N/R	7,591,992

8,020	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured	5/19 at 100.00	A3	8,613,159

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
1,370	5.500%, 9/01/28	9/23 at 100.00	BBB	1,390,317
2,500	6.000%, 9/01/33	9/23 at 100.00	BBB	2,569,500

2,450	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3189, 18.511%, 10/01/26 (IF)	10/16 at 100.00	AA+	2,548,980

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,671,985
22,740	Total Rhode Island			24,385,933

	South Carolina – 0.5%

816	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	672,923

5,229	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/17 at 100.00	N/R	2,594,368

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	6,970,659

3,815	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	3,527,731

2,510	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R	2,528,951

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
2,515	5.250%, 10/01/26	11/16 at 100.00	N/R	2,261,287
4,465	5.300%, 10/01/35	11/16 at 100.00	N/R	3,724,167

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
1,100	5.500%, 5/01/28	5/17 at 100.00	N/R	1,096,667
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	931,840

15,700	South Carolina JOBS Economic Development Authority, Solid Waste Recycling Facilites Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax)	1/22 at 100.00	N/R	14,628,161
51,208	Total South Carolina			38,936,754

	South Dakota – 0.1%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 1018:
1,250	19.549%, 11/01/40 (IF) (5)	11/19 at 100.00	A+	1,459,350

Nuveen Investments	205

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)
$250	19.549%, 11/01/40 (IF) (5)	11/19 at 100.00	A+	$291,870
2,905	19.541%, 11/01/40 (IF) (5)	11/19 at 100.00	A+	3,391,297
4,405	Total South Dakota			5,142,517

	Tennessee – 1.0%

2,545	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3365, 18.563%, 7/01/33 (IF) (5)	1/23 at 100.00	A+	2,828,971

56,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	59,500,655

12,240	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	8,978,285
71,085	Total Tennessee			71,307,911

	Texas – 6.4%

225	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	232,720

1,500	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/19 – SYNCORA GTY Insured	1/17 at 100.00	BB+	1,544,205

26,850	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%, 1/01/34	1/17 at 100.00	Ba2	26,519,477

7,430	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	4/14 at 100.00	N/R	7,484,611

8,395	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1Special Assessment Revenue Bonds, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,474,753

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	BB+	1,597,098
3,525	7.750%, 8/15/41	8/21 at 100.00	BB+	3,606,851

1,330	Bexar County Housing Finance Corporation, Texas, Multifamily Houisng Revenue Bonds, Dymaxion & Marbach Park Apartments, Series 2000A, 6.100%, 8/01/30 – NPFG Insured	4/14 at 100.00	Baa1	1,342,901

6,080	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/14 at 100.00	CC	167,200

3,400	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 5/01/14)	4/14 at 100.00	CC	110,500

12,725	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/14 at 100.00	CC	349,938

8,350	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/14 at 100.00	C	229,625

40,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)	7/18 at 100.00	CCC	1,250,000

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	Baa2	1,033,691
4,000	0.000%, 1/01/29	No Opt. Call	Baa2	1,743,680

17,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41	1/21 at 100.00	Baa3	18,067,260

206	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,335	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/42	1/23 at 100.00	Baa3	$2,110,863

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
80	7.750%, 2/15/18	No Opt. Call	B+	80,581
7,500	9.000%, 2/15/38	2/18 at 100.00	B+	7,656,975

29,135	Dallas-Fort. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000-A2, 9.000%, 5/01/29 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	9,190,467

63,620	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	19,348,338

52,460	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/99 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	16,774,609

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	2,409,321

5,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	5,117,822

4,760	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A, 7.125%, 9/01/34	9/14 at 100.00	N/R	4,856,628

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
1,000	6.625%, 9/01/31	9/23 at 100.00	N/R	1,013,150
6,285	6.375%, 9/01/42	9/23 at 100.00	N/R	6,169,922

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/14 at 100.00	BB+	2,532,302

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
890	8.625%, 9/01/29	9/19 at 100.00	N/R	927,816
8,665	9.000%, 9/01/38	9/19 at 100.00	N/R	8,989,071

2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyteran Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43	1/23 at 100.00	BB+	2,554,575

3,727	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	4/14 at 100.00	N/R	3,707,004

42,355	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/14 at 100.00	A	42,354,576

125	Harris County-Houston Sports Authority, Texas, Junior Lien Special Revenue Bonds, Series 1998B, 0.000%, 11/15/22 – NPFG Insured	No Opt. Call	A	75,724

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	A	1,067,794
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	A	7,939,178
4,920	0.000%, 11/15/26	No Opt. Call	A	2,295,721
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	A	2,174,650
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A	4,859,705

Nuveen Investments	207

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)
$10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	A	$3,934,561
2,785	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	A	959,321
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	A	1,594,200
1,375	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	A	410,754
180	0.000%, 11/15/33	11/31 at 88.44	A	49,941
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	A	528,855
35	0.000%, 11/15/35	11/31 at 78.18	A	8,265
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	A	909,334
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	A	308,264
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	A	360,428
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	A	194,767
9,445	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	A	1,512,806
5,460	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A	816,761

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
95	5.250%, 11/15/22 – NPFG Insured	4/14 at 100.00	A	95,037
2,960	5.250%, 11/15/30 – NPFG Insured	4/14 at 100.00	A	2,960,000
1,705	5.375%, 11/15/41 – NPFG Insured	4/14 at 100.00	A	1,705,000
300	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A	51,819

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	A	32,133
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	A	180,732
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	A	393,979
215	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	A	54,797
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	A	131,058
10,000	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	A	1,867,500
17,675	0.000%, 11/15/39	11/24 at 41.26	A	3,046,463

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A:
30	5.250%, 11/15/30 – NPFG Insured	4/14 at 100.00	A	30,000
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A	326,034
36,660	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A	7,784,018
750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A	138,720

3,685	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	3,685,258

8,410	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	7,593,810

6,395	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39	1/16 at 100.00	N/R	6,459,845

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
4,350	7.000%, 7/01/29 (Alternative Minimum Tax)	4/14 at 100.00	B	4,350,174
7,000	6.750%, 7/01/29 (Alternative Minimum Tax)	4/14 at 100.00	B	7,000,420

2,540	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	4/14 at 100.00	B	2,540,152

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	B	7,259,630

208	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$11,320	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	$11,709,861

4,580	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	4/14 at 100.00	N/R	3,890,664

1,500	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42	2/15 at 103.00	BBB–	1,507,590

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 1015, 20.901%, 1/01/38 (IF) (5)	1/18 at 100.00	A3	15,307,638

18,240	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/14 at 100.00	BB–	18,299,462

9,400	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/14 at 100.00	BB–	9,430,644

14,375	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%, 12/15/47	12/21 at 100.00	N/R	13,933,831

4,500	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46	11/21 at 100.00	N/R	4,821,030

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28	11/15 at 100.00	CCC	163,488

1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22	7/14 at 100.00	CC	27,500

2,900	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	BBB	2,750,041

2,075	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,242,287

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39	12/19 at 100.00	BB+	1,448,996

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A–	112,384

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
4,180	5.000%, 12/15/28	No Opt. Call	A3	4,263,809
2,000	5.000%, 12/15/29	No Opt. Call	A3	2,034,300
1,750	5.000%, 12/15/30	No Opt. Call	A3	1,769,898
3,015	5.000%, 12/15/31	No Opt. Call	A3	3,038,457
20,000	5.000%, 12/15/32	No Opt. Call	A3	20,084,200

1,900	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	2,078,904

3,660	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	3,934,939

6,665	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	7,261,584

Nuveen Investments	209

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
$8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	$9,770,940
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,094,693
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	11,520,184

3,445	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB+	3,445,103

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40	11/20 at 100.00	BB+	5,892,095

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	5/14 at 100.00	CC	26,950

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
3,610	5.250%, 11/01/32	11/17 at 100.00	Baa2	3,554,695
5,400	5.375%, 11/01/37	11/17 at 100.00	Baa2	5,199,822
751,347	Total Texas			469,852,127

	Utah – 0.8%

540	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	6/14 at 100.00	N/R	540,329

2,300	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,441,358

890	Provo, Utah, Charter School Revenue Bonds, Freedom Academy Foundation, Series 2007, 5.500%, 6/15/37	6/17 at 100.00	N/R	763,754

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,145	5.550%, 11/15/26	11/16 at 100.00	N/R	1,083,685
9,195	5.700%, 11/15/36	11/16 at 100.00	N/R	8,156,517

4,500	Utah County, Utah, Charter School Revenue Bonds, Lakeview Academy, Series 2007A, 5.625%, 7/15/37	7/15 at 102.00	BBB–	4,507,560

6,070	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	6,373,743

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	1,979,800

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	10/18 at 100.00	BB+	1,782,644
2,650	6.750%, 10/15/43	10/18 at 100.00	BB+	2,728,493

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
1,930	6.250%, 6/15/28	6/17 at 100.00	N/R	1,867,719
2,975	6.500%, 6/15/38	6/17 at 100.00	N/R	2,825,179

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
2,080	8.000%, 7/15/30	7/18 at 102.00	N/R	2,233,546
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,173,612

210	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	$5,548,471

	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A:
1,375	5.750%, 7/15/22	7/15 at 102.00	N/R	1,357,785
1,530	5.875%, 7/15/27	7/15 at 102.00	N/R	1,456,881
3,475	6.000%, 7/15/37	7/15 at 102.00	N/R	3,166,316

3,300	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	3,257,364
56,740	Total Utah			56,244,756

	Virgin Islands – 0.0%

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,359,387

	Virginia – 1.1%

164	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/14 at 100.00	N/R	164,172

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,353	6.250%, 3/01/18 (16)	3/14 at 102.00	N/R	1,515,944
5,744	6.600%, 3/01/25 (17)	3/14 at 102.00	N/R	3,701,721
3,423	6.750%, 3/01/34 (18)	3/14 at 102.00	N/R	2,206,432

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,750	5.375%, 12/01/28	12/15 at 100.00	N/R	2,656,725
11,500	5.625%, 12/01/39	12/15 at 100.00	N/R	7,527,440

11,300	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	11,031,738

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	N/R	5,047,896
4,000	5.000%, 12/01/47	12/23 at 100.00	N/R	3,562,840

260	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	6/14 at 100.00	BB–	260,026

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA–	1,257,120
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA–	1,762,913

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	3,638,645

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,236	6.350%, 9/01/28	9/17 at 100.00	N/R	1,285,242
8,360	6.450%, 9/01/37	9/17 at 100.00	N/R	8,651,012

Nuveen Investments	211

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$2,340	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006, 5.250%, 6/15/37	6/16 at 100.00	Baa1	$2,345,522

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R	716,822

40,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B2	26,545,200
112,365	Total Virginia			83,877,410

	Washington – 1.5%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (5)	6/19 at 100.00	AA	1,718,708

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B:
2,500	19.592%, 6/01/39 (IF) (5)	6/19 at 100.00	AA	3,171,400
750	19.592%, 6/01/39 (IF) (5)	6/19 at 100.00	AA	951,420

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,073,951

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,615	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,431,375
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,926,679

2,010	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	2,393,387

6,800	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	B+	6,141,080

2,065	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R	1,722,912

7,670	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/14 at 100.00	N/R	7,296,394

1,615	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 5.000%, 12/01/42	12/21 at 100.00	Baa3	1,451,578

1,510	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 4730, 18.527%, 10/01/42 (IF) (5)	10/22 at 100.00	AA	1,661,045

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 1180:
1,750	18.135%, 10/01/40 (IF) (5)	10/20 at 100.00	AA	1,902,740
3,685	18.129%, 10/01/40 (IF) (5)	10/20 at 100.00	AA	4,006,516

2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Tender Option Bond Trust 1180, 18.135%, 10/01/40 (IF) (5)	10/20 at 100.00	AA	2,718,200

	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2006:
1,600	5.000%, 12/01/23 – RAAI Insured	12/16 at 100.00	BBB–	1,613,552
1,810	5.000%, 12/01/25 – RAAI Insured	12/16 at 100.00	BBB–	1,812,009
3,550	4.500%, 12/01/26 – RAAI Insured	12/16 at 100.00	BBB–	3,354,168
27,180	4.750%, 12/01/31 – RAAI Insured	12/16 at 100.00	BBB–	25,054,252
2,380	5.000%, 12/01/36 – RAAI Insured	12/16 at 100.00	BBB–	2,205,736

212	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 1095, 17.563%, 8/15/42 (IF) (5)	8/22 at 100.00	AA–	$1,236,465

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 4679:
1,875	19.292%, 10/01/39 (IF) (5)	4/20 at 100.00	AA	2,197,050
1,520	19.385%, 10/01/39 (IF) (5)	4/20 at 100.00	AA	1,780,847

14,268	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26	No Opt. Call	N/R	12,521,142

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,130	6.500%, 10/01/32	No Opt. Call	N/R	1,963,602
15,225	6.750%, 10/01/47	No Opt. Call	N/R	13,837,688

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community Refunding, Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,358,250
114,748	Total Washington			109,502,146

	West Virginia – 0.6%

7,976	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	No Opt. Call	N/R	7,350,478

3,327	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba1	3,399,879

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB	371,647

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R	1,755,316

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
13,165	6.500%, 10/01/38	10/18 at 100.00	N/R	12,724,762
22,435	6.750%, 10/01/43	10/18 at 100.00	N/R	22,233,309
48,943	Total West Virginia			47,835,391

	Wisconsin – 1.6%

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R (6)	482,836

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R	8,679,665

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22 (4)	8/15 at 102.00	N/R	89,876

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–	693,815
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	522,650

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
2,475	5.500%, 4/01/32	No Opt. Call	BB+	2,375,975
4,250	5.750%, 4/01/42	No Opt. Call	BB+	4,050,633

Nuveen Investments	213

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,000	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	$993,220

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	N/R	1,038,642
3,275	6.200%, 10/01/42	10/22 at 100.00	N/R	3,043,654

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 1191, 18.519%, 4/15/35 (IF) (5)	4/23 at 100.00	A3	2,741,200

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,304,392

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.439%, 8/15/37 (IF) (5)	2/20 at 100.00	AA–	3,227,180

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.321%, 4/01/17 (IF) (5)	No Opt. Call	AA–	1,098,899

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35	5/21 at 100.00	A	1,077,160
3,925	6.000%, 5/01/41	5/21 at 100.00	A	4,267,770

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA–	519,770

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
9,750	15.892%, 8/15/30 (IF)	8/16 at 100.00	A–	9,863,880
3,535	16.376%, 8/15/31 (IF)	8/16 at 100.00	A–	3,594,459
3,750	16.386%, 8/15/34 (IF)	8/16 at 100.00	A–	3,767,250

35,655	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47	6/22 at 100.00	N/R	37,160,711

25,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012B, 8.375%, 6/01/20	4/14 at 100.00	N/R	25,016,250
113,545	Total Wisconsin			115,609,887
$8,668,827	Total Municipal Bonds (cost $7,186,192,763)			7,190,697,661

Shares	Description (1)			Value

	COMMON STOCKS – 0.9%

	Airlines – 0.9%

1,836,981	American Airlines Group Inc. (19), (27)			$61,630,713

	Containers & Packaging – 0.0%

10,846	Rock-Tenn Company (20)			1,100,652
	Total Common Stocks (cost $47,357,767)			62,731,365

214	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.9%

	Airlines – 1.9%

5,113,253	American Airlines Group Inc. (19), (27)	6.250%		N/R	$136,370,458
	Total Convertible Preferred Securities (cost $130,490,150)				136,370,458

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0

$64	Las Vegas Monorail Company, Senior Interest Bonds (7), (21)	5.500%	7/15/19	N/R	$11,551

18	Las Vegas Monorail Company, Senior Interest Bonds (7), (21)	3.000%	7/15/55	N/R	2,411
82	Total Corporate Bonds (cost $4,088)				13,962
	Total Long-Term Investments (cost $7,364,044,768)				7,389,813,446
	Floating Rate Obligations – (2.2)%				(158,542,000)
	Other Assets Less Liabilities – 1.9% (22)				140,093,500
	Net Assets – 100%				$7,371,364,946

Investments in Derivatives as of January 31, 2014

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (23)	Current Credit Spread (24)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (22)
Goldman Sachs	Texas Competitive Electric Holdings Company LLC	Buy	89.5-93.5%	$2,000,000	5.000%	9/20/14	$1,710,556	$585,556

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (25)	Termination Date	Unrealized Appreciation (Depreciation) (22)
Barclays PLC	$100,000,000	Receive	3-Month USD-LIBOR	2.670%	Semi-Annually	6/26/14	6/26/42	$18,689,552

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	215

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$7,138,055,952	$52,641,709	$7,190,697,661
Common Stocks	62,731,365	—	—	62,731,365
Convertible Preferred Securities	136,370,458	—	—	136,370,458
Corporate Bonds	—	—	13,962	13,962
Derivatives:
Credit Default Swaps*	—	585,556	—	585,556
Interest Rate Swaps*	—	18,689,552	—	18,689,552
Total	$199,101,823	$7,157,331,060	$52,655,671	$7,409,088,554
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $7,171,269,620.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$500,060,881
Depreciation	(440,058,718)
Net unrealized appreciation (depreciation) of investments	$60,002,163

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	On June 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security’s interest rate of accrual from 7.250% to 1.813%.

(9)	On May 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.80% to 4.35%.

(10)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.500% to 5.200%.

(11)	On October 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.000% to 3.150%.

(12)	On February 8, 2011, the Fund’s Adviser directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.50%.

(13)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.625% to 2.250%.

(14)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

216	Nuveen Investments

(15)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(16)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

(17)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(18)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(19)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(20)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(21)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(22)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(23)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(24)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(25)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

(26)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Under such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Adviser concluded that Bayonne was not likely able to meet its interest obligations and directed the Fund’s custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.

(27)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which is to be converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock will be converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(28)	Principal Amount (000) rounds to less than $1,000.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Nuveen Investments	217

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.4%

	MUNICIPAL BONDS – 100.4%

	Alabama – 4.9%

$9,705	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/14 at 100.00	B2	$9,730,136

3,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/14 at 100.00	B2	3,007,770

190	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series 2008A, 3.750%, 6/01/17	No Opt. Call	A2	200,365

555	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	536,596

1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	BBB	1,018,020

3,000	Fairfield Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2011, 5.375%, 6/01/15	No Opt. Call	BB–	3,024,120

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
45	5.125%, 4/01/18 – AMBAC Insured	4/16 at 100.00	CC	42,565
100	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	CC	89,694

	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A:
500	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	A	498,640
5,500	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	A	5,424,155

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
500	5.000%, 4/01/18 – NPFG Insured	4/14 at 100.00	A	500,690
1,000	5.000%, 4/01/20 – NPFG Insured	4/14 at 100.00	A	1,000,530

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
3,715	5.250%, 1/01/15	4/14 at 100.00	BBB	3,732,423
300	5.250%, 1/01/16	4/14 at 100.00	BBB	301,407
525	5.250%, 1/01/18 – AGM Insured	4/14 at 100.00	AA–	525,914
150	5.250%, 1/01/19 – AGM Insured	4/14 at 100.00	AA	150,224
5,315	5.250%, 1/01/20	4/14 at 100.00	BBB	5,314,947
150	5.500%, 1/01/22 – AGM Insured	4/14 at 100.00	AA	150,116
1,785	5.250%, 1/01/23	4/14 at 100.00	BBB	1,781,519
1,000	5.000%, 1/01/24	4/14 at 100.00	BBB	982,490

	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D:
1,300	5.000%, 10/01/21	No Opt. Call	BBB–	1,385,306
1,000	5.000%, 10/01/22	No Opt. Call	BBB–	1,059,420
40,335	Total Alabama			40,457,047

	Alaska – 0.1%

	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2007:
490	5.000%, 8/01/18 – FGIC Insured	8/17 at 100.00	A+	543,273
230	5.000%, 8/01/21 – FGIC Insured	8/17 at 100.00	A+	254,893
720	Total Alaska			798,166

218	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona – 1.7%

$2,625	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	10/16 at 100.00	N/R	$2,500,654

75	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A, 5.250%, 7/01/23 – FGIC Insured	1/16 at 100.00	BB+	75,574

350	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	BB	348,870

150	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Senior Lien Series 2012A, 3.000%, 7/01/18	No Opt. Call	AA+	157,511

1,000	Phoenix Industrial Development Authority, Arizona, Airport Facilities Refunding Bonds, America West Airlines, Inc. Project, Series 1998, 6.300%, 4/01/23 (Alternative Minimum Tax)	4/14 at 100.00	B3	1,000,200

675	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BB+	706,077

360	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22	7/21 at 100.00	BB	356,843

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q:
1,235	4.000%, 7/01/19	No Opt. Call	Baa3	1,250,203
745	4.500%, 7/01/20	No Opt. Call	Baa3	759,989

960	Quail Creek Community Facilities District, Arizona, General Obligation Bonds, Series 2006, 5.150%, 7/15/16	No Opt. Call	N/R	1,006,982

55	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/21	No Opt. Call	A–	62,004

3,000	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.700%, 4/01/22	4/14 at 100.00	A–	3,003,900

987	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	7/16 at 100.00	N/R	1,009,356

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
1,000	5.000%, 8/01/19	No Opt. Call	Baa1	1,114,110
500	5.000%, 8/01/20	No Opt. Call	Baa1	553,730
13,717	Total Arizona			13,906,003

	California – 9.9%

475	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp HealthCare, Series 2009B, 6.375%, 8/01/34 (Pre-refunded 8/01/14)	8/14 at 100.00	AA– (6)	489,749

280	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	301,963

200	Anaheim Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Redevelopment Project Areas, Series 2007A, 5.000%, 2/01/16 – AGM Insured	No Opt. Call	AA–	216,716

3,125	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2002A, 5.250%, 9/01/17	9/14 at 100.00	Baa3	3,152,313

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 4740, 3.430%, 4/01/36 (IF) (4)	10/26 at 100.00	AA	967,880

1,455	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21	6/17 at 100.00	BBB+	1,420,735

Nuveen Investments	219

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$8,120	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.250%, 6/01/21	12/18 at 100.00	B2	$8,053,660

500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB	508,685

150	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 4.250%, 2/01/15	No Opt. Call	BBB	154,524

920	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	947,048

1,025	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 6.000%, 6/01/23 (WI/DD, Settling 2/06/14)	6/22 at 102.00	N/R	1,027,798

50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	55,974

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	182,157

500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 4.000%, 7/01/15	No Opt. Call	Baa2	516,380

1,300	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	1,319,877

880	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 5.250%, 1/01/16	No Opt. Call	N/R	892,355

1,275	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/24	7/15 at 100.00	BBB–	1,310,891

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB–	1,031,600

300	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/21	11/16 at 100.00	N/R	307,023

2,530	Emeryville Public Financing Authority, California, Revenue Bonds, Redevelopment Projects, Series 2001A, 5.125%, 9/01/31 – NPFG Insured	4/14 at 100.00	A	2,531,417

550	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	7/14 at 100.00	A	521,609

100	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002A, 5.300%, 2/01/14 – NPFG Insured	No Opt. Call	A+	100,000

1,020	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	Baa1	1,130,099

11,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27	6/17 at 100.00	B	9,902,765

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
150	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	164,843
590	5.000%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	597,888

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	898,408

100	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Series 2003A, 4.000%, 9/01/16 – AMBAC Insured	No Opt. Call	BBB	105,358

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB–	244,364

220	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$95	Industry Public Facilities Authority, California, Tax Allocation Revenue Bonds Series 2007, 4.000%, 5/01/16 – NPFG Insured	4/14 at 100.00	A	$95,575

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
845	5.000%, 6/01/21	6/17 at 100.00	B	793,244
2,310	4.625%, 6/01/21	6/17 at 100.00	B	2,117,808

635	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	685,133

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
130	4.250%, 11/15/16	No Opt. Call	A	140,137
405	5.250%, 11/15/19	No Opt. Call	A	463,794
500	5.250%, 11/15/21	No Opt. Call	A	561,860

1,190	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20	9/19 at 100.00	N/R	1,192,297

1,965	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/17 – AMBAC Insured	No Opt. Call	N/R	1,727,176

250	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project, Refunding Series 2004A, 5.250%, 11/01/20 – NPFG Insured	11/14 at 102.00	A+	260,283

650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19	No Opt. Call	Baa3	692,725

1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Baa3	1,029,670

2,580	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A , 4.000%, 9/01/18	No Opt. Call	N/R	2,720,223

140	Riverside County, California, Community Facilites District 05-8, Scott Road, Special Tax Bonds Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	142,474

	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007:
70	5.000%, 2/15/16	No Opt. Call	A	75,501
50	5.000%, 2/15/18	No Opt. Call	A	55,560
125	5.000%, 2/15/20	No Opt. Call	A	139,115

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	No Opt. Call	BB	2,851,625
4,000	7.000%, 12/01/26	No Opt. Call	BB	4,518,440

100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/16	9/15 at 102.00	Baa2	107,290

1,425	San Fernando Redevelopment Agency, California, Tax Allocation Bonds, Civic Center Redevelopment Project 3, Series 2006, 4.500%, 9/15/17	9/16 at 100.00	BBB+	1,485,563

155	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 5.250%, 1/15/30 – NPFG Insured	7/14 at 100.00	A	150,834

65	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 1993, 6.000%, 8/01/15 – NPFG Insured	No Opt. Call	A	69,329

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A:
160	5.000%, 8/01/17 – NPFG Insured	8/15 at 100.00	A	167,758
100	5.000%, 8/01/18 – NPFG Insured	8/15 at 100.00	A	104,424

Nuveen Investments	221

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$520	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005B, 5.000%, 8/01/14 – AMBAC Insured	No Opt. Call	BBB	$531,066

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	275,130

2,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 1.630%, 11/01/38	No Opt. Call	A	1,488,060

200	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A, 4.000%, 8/01/19	8/16 at 102.00	AA–	212,790

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA–	142,765

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	4/14 at 100.00	A	100,116

1,460	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	4/14 at 100.00	A	1,460,350

7,360	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	6/15 at 100.00	B+	6,861,286

340	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.375%, 12/01/20	No Opt. Call	A	382,068

1,040	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/21	7/17 at 100.00	Baa1	1,091,688

7,960	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25 (WI/DD, Settling 2/20/14)	9/22 at 102.00	N/R	7,822,451
83,145	Total California			81,769,687

	Colorado – 2.7%

490	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R	489,471

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A:
25	5.000%, 6/15/15	No Opt. Call	A	26,153
75	5.000%, 6/15/16	No Opt. Call	A	80,456

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28	8/18 at 100.00	N/R	510,360

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	581,861

1,000	Colorado Health Facilities Authority, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	998,870

50	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.000%, 12/01/18 – RAAI Insured	12/17 at 100.00	N/R	53,351

840	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB+	899,942

175	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%, 9/01/16 – NPFG Insured	No Opt. Call	A	191,230

225	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A	237,589

222	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$270	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-1, 5.500%, 9/01/24 – NPFG Insured	No Opt. Call	A	$285,107

3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007CD-2, 1.790%, 9/01/39 (Mandatory put 9/01/17) – NPFG Insured	3/17 at 100.00	AA–	3,015,090

220	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	220,011

435	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB–	447,906

4,660	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/27	12/17 at 100.00	N/R	4,552,354

1,500	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	6/14 at 100.00	N/R	1,506,165

1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/18	No Opt. Call	N/R	1,611,240

100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010B, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA–	103,022

4,405	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A, 5.250%, 12/15/21	12/16 at 100.00	N/R	4,395,265

1,470	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.125%, 11/15/23	No Opt. Call	A	1,736,555

500	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17	No Opt. Call	N/R	473,400

250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/16 – RAAI Insured	No Opt. Call	N/R	257,103

85	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.250%, 12/01/25	12/15 at 100.00	N/R	77,733
22,310	Total Colorado			22,750,234

	Connecticut – 0.7%

2,500	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	2,610,950

75	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 4.375%, 7/01/18 – RAAI Insured	7/15 at 100.00	N/R	76,902

1,850	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	5/14 at 100.00	Ba1	1,851,906

1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2001, 6.250%, 1/01/31	4/14 at 100.00	B	999,950
5,425	Total Connecticut			5,539,708

	Delaware – 0.1%

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB–	856,950

	Florida – 13.7%

2,000	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Mandatory Paydown TEMP-70 Series 2011B-2, 7.125%, 11/15/16	No Opt. Call	N/R	2,006,860

Nuveen Investments	223

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	$928,630

1,625	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,658,329

900	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	916,803

1,660	Bellalago Educational Facilities Benefit District, Florida, Capital Imporvement Bonds, Series 2004A, 5.850%, 5/01/22	5/14 at 100.00	N/R	1,662,855

420	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds, Health First, Inc. Project, Series 2013A, 5.000%, 4/01/19	No Opt. Call	A–	479,111

	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A:
160	5.000%, 4/01/20 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	180,312
580	5.000%, 4/01/21 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	648,452
605	5.000%, 4/01/22 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	674,539

	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1:
120	5.500%, 10/01/17 – NPFG Insured	4/14 at 100.00	A	120,001
200	5.125%, 10/01/21 – NPFG Insured	4/14 at 100.00	A	195,882

6,060	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	6,279,493

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
65	6.000%, 6/01/16	No Opt. Call	A+	73,039
95	5.500%, 6/01/16 – AGC Insured	No Opt. Call	AA–	105,773

425	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 4.000%, 6/01/16	No Opt. Call	A+	458,018

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
50	5.000%, 6/01/15	No Opt. Call	A+	53,127
130	5.000%, 6/01/16	No Opt. Call	A+	143,105
285	4.250%, 6/01/17	No Opt. Call	A+	314,925
265	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA–	290,660

50	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding Series 2002, 6.375%, 8/15/32	4/14 at 100.00	B3	49,971

4,780	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB–	4,744,532

3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24	No Opt. Call	N/R	3,068,190

7,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	5/15 at 100.00	N/R	7,002,520

1,150	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,070,972

2,825	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	4/14 at 100.00	BBB	2,825,424

2,565	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)	4/14 at 100.00	BBB	2,565,333

224	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,270	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	$1,289,583

2,425	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013A, 3.625%, 5/01/18	No Opt. Call	N/R	2,423,351

2,000	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	1,856,360

50	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/22	No Opt. Call	A+	56,775

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,191,280

1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB–	1,517,145

4,355	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	4,413,401

50	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 4.250%, 4/01/17	No Opt. Call	Baa1	54,204

500	Florida Municipal Loan Council, Infrastructure Improvement Revenue Bonds, 9B Design-Build-Finance Project, Series 2012, 1.750%, 8/15/16	No Opt. Call	A	508,195

1,325	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,336,660

1,000	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	1,019,910

1,170	Gateway Services Community Development District, Lee County, Florida, Water and Sewer Revenue Bonds, Refunding Series 2003, 6.000%, 10/01/19 (Pre-refunded 3/03/14)	3/14 at 101.00	N/R (6)	1,187,667

50	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/15	No Opt. Call	A–	52,665

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
380	2.875%, 5/01/19	No Opt. Call	A–	377,621
390	3.000%, 5/01/20	No Opt. Call	A–	381,533
405	3.250%, 5/01/21	No Opt. Call	A–	393,381

2,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	2,149,800

200	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	200,048

5,210	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24 (WI/DD, Settling 2/27/14)	No Opt. Call	N/R	5,146,282

5,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	4,905,600

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007:
2,000	5.000%, 11/15/16	No Opt. Call	BB+	2,101,780
3,250	5.000%, 11/15/22	5/17 at 100.00	BB+	3,295,468

790	Manatee County School Board, Florida, Certificates of Participation, Series 2011A, 4.500%, 7/01/18	No Opt. Call	A–	864,497

Nuveen Investments	225

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
$295	4.000%, 5/01/19	No Opt. Call	BBB+	$292,071
305	4.200%, 5/01/20	No Opt. Call	BBB+	302,722

370	Mirabella Community Development District, Hillsborough County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.000%, 11/01/26	11/24 at 100.00	N/R	370,248

740	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	735,146

1,100	Orange County Health Facilities Authority, Florida, Revenue Bonds, Orlando Lutheran Towers, Refunding Series 2005, 5.375%, 7/01/20	7/15 at 100.00	N/R	1,106,138

1,305	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Conroy Road District, Refunding Series 2012, 5.000%, 4/01/19	No Opt. Call	A–	1,468,921

750	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/21	No Opt. Call	BBB+	834,795

2,750	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-2, 7.400%, 11/01/19	No Opt. Call	N/R	2,783,138

	Parklands Lee Community Development District, Florida, Special Assessment Bonds, Series 2013A-1:
145	3.125%, 5/01/20	No Opt. Call	A–	141,637
145	3.250%, 5/01/21	No Opt. Call	A–	139,174
155	3.375%, 5/01/22	No Opt. Call	A–	147,672

715	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	706,935

1,995	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	1,988,975

1,745	Pinellas County Educational Facilities Authority, Florida, Revenue Bonds, Eckerd College Project, Series 2006, 5.250%, 10/01/29 – ACA Insured	10/16 at 100.00	N/R	1,741,178

1,750	Plantation Health Facilities Authority, Revenue Refunding Bonds, Covenant Village of Florida, Inc., Series 1998, 5.125%, 12/01/22	4/14 at 100.00	BBB+	1,751,068

1,250	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/27 – NPFG Insured	7/17 at 100.00	A	1,286,488

6,170	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007, 5.625%, 7/01/27	7/17 at 100.00	N/R	5,903,765

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
10	5.750%, 10/01/22	10/17 at 100.00	BBB–	10,589
8,035	5.500%, 10/01/24	10/17 at 100.00	BBB–	8,398,584

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013:
1,260	3.500%, 5/01/18	No Opt. Call	N/R	1,244,452
1,185	4.000%, 5/01/25	5/23 at 100.00	N/R	1,127,042

1,140	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	1,118,044

220	University of Central Florida, Certificates of Participation, Athletic Association, Series 2005A, 5.000%, 10/01/14 – FGIC Insured	No Opt. Call	A	225,449

680	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	695,932

226	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Village Center Community Development District, Lake County, Florida, Recreational Revenue Bonds, Series 2001A, 5.200%, 11/01/25 – NPFG Insured	4/14 at 100.00	A	$1,003,660

110	Westchase East Community Development District, Florida, Special Assessment Bonds, Series 2007-2, 4.000%, 5/01/18 – NPFG Insured	5/17 at 100.00	A+	108,669
112,660	Total Florida			113,872,554

	Georgia – 1.5%

1,750	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.600%, 1/01/30	7/15 at 100.00	A–	1,824,410

575	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/14 at 100.00	BB–	539,666

1,200	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	1,217,664

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	535,226

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
1,400	5.000%, 7/01/17	No Opt. Call	N/R	1,429,890
2,500	5.000%, 7/01/27	7/17 at 100.00	N/R	2,265,275

2,500	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012B, 3.000%, 7/01/18	4/14 at 100.00	N/R	2,207,550

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
120	5.000%, 3/15/14	No Opt. Call	A	120,638
430	5.000%, 3/15/20	No Opt. Call	A	479,158
330	5.000%, 3/15/21	No Opt. Call	A	365,779
795	5.000%, 3/15/22	No Opt. Call	A	876,456

240	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.125%, 9/15/17	No Opt. Call	A	266,866

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	139,831

67	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, International Paper Company Projects, Refunding Series 2003A, 5.100%, 8/01/14	No Opt. Call	BBB	67,836
12,592	Total Georgia			12,336,245

	Guam – 1.9%

	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A:
750	4.125%, 11/01/15	No Opt. Call	BBB+	782,153
500	5.000%, 11/01/16	No Opt. Call	BBB+	542,275
500	5.000%, 11/01/17	No Opt. Call	BBB+	547,730

1,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.000%, 12/01/20	No Opt. Call	B+	1,045,430

1,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	A–	1,043,771

	Guam Government, General Obligation Bonds, 2009 Series A:
1,050	6.000%, 11/15/19	No Opt. Call	BB–	1,115,394
500	6.750%, 11/15/29	11/19 at 100.00	BB–	523,645

	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A:
175	5.000%, 12/01/15	No Opt. Call	BBB+	185,103
2,000	5.375%, 12/01/24	12/19 at 100.00	BBB+	2,097,560

Nuveen Investments	227

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

$660	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.000%, 10/01/18	No Opt. Call	BBB	$709,018

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	3,639,513

350	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/20	No Opt. Call	A–	377,202

3,000	Guam, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB–	2,987,160
14,765	Total Guam			15,595,954

	Hawaii – 0.6%

890	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 5.000%, 7/01/20	No Opt. Call	BB+	905,103

300	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BB	294,657

4,075	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	4/14 at 100.00	B	3,988,651
5,265	Total Hawaii			5,188,411

	Idaho – 0.3%

750	Canyon County School District 131 Nampa, Idaho, General Obligation Bonds, Series 2006, 5.000%, 7/30/21 – NPFG Insured	No Opt. Call	A	800,505

25	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/26	9/16 at 100.00	BB+	24,976

1,275	Nez Pierce County, Idaho, Pollution Control Revenue Bonds, Potlach Corporation Project, Refunding Series 1996, 6.000%, 10/01/24	4/14 at 100.00	BB+	1,275,128
2,050	Total Idaho			2,100,609

	Illinois – 4.1%

3,815	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	11/17 at 100.00	N/R	3,626,692

1,000	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	894,200

4,545	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates, 3.840%, 6/15/23	4/14 at 100.00	N/R	4,541,500

630	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	12/14 at 100.00	A+	645,687

929	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	4/14 at 100.00	N/R	941,727

300	Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	No Opt. Call	AA–	305,532

1,885	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	1,917,347

345	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	362,964

300	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/21	12/16 at 100.00	BBB+	307,323

315	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.250%, 5/15/20	5/15 at 100.00	N/R	321,083

228	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A:
$130	5.000%, 2/15/15	No Opt. Call	BB–	$131,492
2,000	5.375%, 2/15/25	2/15 at 100.00	BB–	1,930,560

100	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A, 5.000%, 4/01/19	4/16 at 100.00	Baa3	101,263

500	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	522,275

2,900	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	2,923,142

1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,220,330

25	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B, 4.000%, 5/15/16 – AGM Insured	No Opt. Call	AA–	26,271

65	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25	5/19 at 100.00	BBB+	71,367

510	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding Series 2010A, 5.000%, 8/15/17	No Opt. Call	BBB+	559,914

1,135	Illinois Medical District Office Building, Illinois, Certificates of Participation, Series 2002, 5.000%, 6/01/22 – NPFG Insured	4/14 at 100.00	A	1,135,386

120	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A–	136,024

380	Illinois State, General Obligation Bonds, Series 2013, 4.000%, 7/01/18	No Opt. Call	A–	416,609

500	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	497,425

3,000	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,990,040

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
1,585	5.250%, 11/01/17	No Opt. Call	BB+	1,606,112
1,510	5.750%, 11/01/19	No Opt. Call	N/R	1,539,415

2,865	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/15 at 100.00	N/R	2,795,495

1,425	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	1,358,310
33,814	Total Illinois			33,825,485

	Indiana – 1.6%

1,500	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,476,750

1,380	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB	1,411,423

1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB	1,022,770

365	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	BB–	375,895

835	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	BB–	865,202

Nuveen Investments	229

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$500	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	$536,225

5,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.500%, 9/15/31	4/14 at 100.00	BBB	5,000,800

2,600	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	2,665,624
13,180	Total Indiana			13,354,689

	Iowa – 3.4%

3,800	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	3,896,862

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
10,780	5.000%, 12/01/19	No Opt. Call	BB–	10,677,267
12,000	5.500%, 12/01/22	12/18 at 100.00	BB–	11,608,080

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010:
550	5.000%, 9/01/15	No Opt. Call	BB	561,308
745	5.000%, 9/01/16	No Opt. Call	BB	766,426
730	5.000%, 9/01/17	No Opt. Call	BB	753,696

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	122,081
60	4.000%, 9/01/17	No Opt. Call	BB	59,687
28,790	Total Iowa			28,445,407

	Kansas – 1.0%

500	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Private Education Short-Term Loan Program, Series 2013A, 4.500%, 5/01/14	No Opt. Call	N/R	500,520

	Kansas Power Pool, Electric Utility Revenue Bonds, Clay Center Projects, Series 2013A:
100	3.000%, 12/01/18	No Opt. Call	Baa1	104,418
310	4.000%, 12/01/20	No Opt. Call	Baa1	328,501

500	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2013C, 4.250%, 5/01/14	No Opt. Call	N/R	500,965

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Refunding & Improvement Series 2007:
3,305	5.250%, 5/15/22	5/17 at 100.00	N/R	3,321,558
500	5.375%, 5/15/27	5/17 at 100.00	N/R	483,825

3,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007A, 5.000%, 5/15/24	5/17 at 100.00	N/R	2,952,420

25	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.200%, 4/01/20	No Opt. Call	BBB	27,824

145	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (6)	171,853
8,385	Total Kansas			8,391,884

	Louisiana – 0.7%

1,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	4/14 at 100.00	B2	1,253,238

230	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$135	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	$155,916

2,270	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	2/14 at 100.00	BBB	2,270,114

310	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 5.000%, 7/01/14 – CIFG Insured	No Opt. Call	N/R	315,106

1,740	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 6.625%, 12/15/23	No Opt. Call	N/R	1,773,947

200	Louisiana Public Facilities Authority, Revenue Bonds, The Oaks of Alexandria, L.L.C. – Louisiana State University at AlexandriaStudent housing Project, Series 2006, 4.000%, 10/01/17 – NPFG Insured	10/16 at 100.00	A	213,342
5,905	Total Louisiana			5,981,663

	Maine – 0.2%

2,000	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	4/14 at 100.00	B2	2,005,180

	Maryland – 0.6%

1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	4/14 at 100.00	B3	926,380

4,135	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Bowie State University Project, Series 2003, 6.000%, 6/01/23	4/14 at 100.00	Ba2	4,136,654
5,135	Total Maryland			5,063,034

	Massachusetts – 1.8%

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/27 – ACA Insured	1/17 at 100.00	N/R	745,035

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB–	1,019,202
1,040	4.500%, 1/01/22	No Opt. Call	BBB–	1,044,784
1,080	4.700%, 1/01/23	No Opt. Call	BBB–	1,081,523

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
100	5.000%, 7/15/19	No Opt. Call	BBB–	111,193
300	5.000%, 7/15/21	No Opt. Call	BBB–	323,805
335	5.000%, 7/15/22	No Opt. Call	BBB–	355,301
325	5.000%, 7/15/23	No Opt. Call	BBB–	340,935
315	5.000%, 7/15/24	7/23 at 100.00	BBB–	325,732

350	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 5.700%, 4/15/15	No Opt. Call	BBB	362,355

2,250	Massachusetts Development Finance Authority, Revenue Bonds, Eastern Nazarene College, Series 1999, 5.625%, 4/01/29	4/14 at 100.00	BB+	2,250,495

100	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	AA	111,251

200	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Simmons College Issue, Series 2007H, 5.250%, 10/01/21 – SYNCORA GTY Insured	No Opt. Call	BBB+	224,168

Nuveen Investments	231

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$715	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20	5/17 at 100.00	BBB+	$774,467

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
610	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	4/14 at 100.00	N/R	610,098
1,245	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	4/14 at 100.00	N/R	1,217,212
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	4/14 at 100.00	N/R	209,979
4,205	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/14 at 100.00	N/R	3,975,029
15,145	Total Massachusetts			15,082,564

	Michigan – 2.4%

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A:
795	4.750%, 7/01/18 – NPFG Insured	4/14 at 100.00	A	793,251
1,255	4.750%, 7/01/25 – NPFG Insured	7/14 at 100.00	A	1,124,216

250	Detroit, Michigan, General Obligation Bonds, Series 1999A, 5.000%, 4/01/17 – AGM Insured (7)	4/14 at 100.00	AA–	245,768

1,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured (7)	4/14 at 100.00	A	949,180

	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Second Lien Series 2005B:
505	5.000%, 7/01/14 – NPFG Insured	No Opt. Call	A	505,096
115	5.000%, 7/01/15 – NPFG Insured	No Opt. Call	A	115,098
2,000	5.500%, 7/01/22 – NPFG Insured	No Opt. Call	A	1,992,320

	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Remarketed Series 1998A:
195	5.250%, 7/01/19 – NPFG Insured	7/17 at 100.00	A	191,839
240	5.250%, 7/01/23 – AGC Insured	7/17 at 100.00	AA–	240,250

	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A:
1,245	5.500%, 7/01/15 – AGM Insured	No Opt. Call	AA–	1,257,400
105	5.000%, 7/01/15 – AGM Insured	4/14 at 100.00	AA–	104,897

310	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2006C, 5.000%, 7/01/17 – FGIC Insured	7/16 at 100.00	A	308,670

240	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%, 7/01/34 – NPFG Insured	4/14 at 100.00	A	220,548

	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A:
70	5.250%, 7/01/19 – NPFG Insured	7/16 at 100.00	A	68,865
405	5.250%, 7/01/22 – NPFG Insured	7/16 at 100.00	A	400,513
65	5.250%, 7/01/23 – NPFG Insured	7/16 at 100.00	A	64,308

900	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1997A, 6.000%, 7/01/14 – NPFG Insured	No Opt. Call	A	905,085

100	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/26 – NPFG Insured	4/14 at 100.00	A	96,192

500	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 5.250%, 7/01/14 – NPFG Insured	No Opt. Call	A	500,095

2,250	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2006A, 5.000%, 7/01/23 – AGM Insured	No Opt. Call	AA–	2,239,065

232	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$350	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C, 5.750%, 7/01/21 – BHAC Insured	No Opt. Call	AA+	$369,842

	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2004B:
215	5.000%, 7/01/16 – NPFG Insured	No Opt. Call	A	215,127
940	5.000%, 7/01/17 – NPFG Insured	7/16 at 100.00	A	935,967

215	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21	No Opt. Call	BB+	221,497

485	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB	475,969

1,690	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	BB	1,734,768

1,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	963,130

170	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005, 5.000%, 11/01/15	No Opt. Call	BB	170,495

175	Taylor, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2005, 5.000%, 9/01/14 – NPFG Insured	No Opt. Call	A	178,729

2,035	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured	4/14 at 100.00	A	2,035,529
19,820	Total Michigan			19,623,709

	Minnesota – 0.8%

1,330	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series 1996, 5.900%, 10/01/26	4/14 at 100.00	BB+	1,330,120

2,435	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	4/14 at 100.00	N/R	2,441,307

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB	545,094

150	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2004, 5.750%, 2/01/27	4/14 at 100.00	N/R	143,778

1,945	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25	11/15 at 100.00	BBB–	2,007,376
6,410	Total Minnesota			6,467,675

	Mississippi – 0.1%

1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21	12/16 at 100.00	BBB	1,039,610

	Missouri – 0.2%

500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	509,280

665	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 – NPFG Insured	12/16 at 100.00	A	718,725

470	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	470,555
1,635	Total Missouri			1,698,560

Nuveen Investments	233

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Montana – 0.3%

$2,500	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	4/14 at 100.00	B+	$2,506,600

	Nebraska – 0.1%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
160	5.250%, 12/01/18	No Opt. Call	A	183,378
135	5.250%, 12/01/19	No Opt. Call	A	155,663
765	5.250%, 12/01/21	No Opt. Call	A	867,196
1,060	Total Nebraska			1,206,237

	Nevada – 1.4%

965	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012, 5.000%, 8/01/21	No Opt. Call	BBB–	996,517

100	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.150%, 9/01/21	4/14 at 100.00	N/R	90,053

	Henderson, Nevada, Limited Obligation Refunding Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Series 2013:
650	3.000%, 8/01/15	No Opt. Call	N/R	654,849
1,700	4.000%, 8/01/16	No Opt. Call	N/R	1,756,032
1,765	4.000%, 8/01/17	No Opt. Call	N/R	1,830,517
1,835	4.000%, 8/01/18	No Opt. Call	N/R	1,897,959

90	Henderson, Nevada, Limited Obligation Refunding Bonds, Local Improvement District T-13 Cornerstone, Series 2013, 4.000%, 3/01/17	No Opt. Call	N/R	89,328

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
580	4.000%, 6/01/18	No Opt. Call	N/R	581,897
730	4.000%, 6/01/19	No Opt. Call	N/R	726,292
530	4.000%, 6/01/20	No Opt. Call	N/R	520,979

1,770	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/27 – NPFG Insured	5/16 at 100.00	A	1,749,610

535	North Las Vegas, Nevada, General Obligation Bonds, Water and Sewer Series 2005B, 4.000%, 8/01/16 – AMBAC Insured	8/15 at 100.00	BBB+	538,643
11,250	Total Nevada			11,432,676

	New Hampshire – 0.1%

75	Manchester Housing and Redevelopment Authority, New Hampshire, Meals and Rooms Tax Revenue Bonds, Series 2000A, 6.750%, 1/01/15 – ACA Insured	4/14 at 100.00	Caa1	74,863

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
180	0.000%, 1/01/17 – ACA Insured	No Opt. Call	Caa1	145,418
900	0.000%, 1/01/19 – ACA Insured	No Opt. Call	Caa1	593,226

50	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/14	No Opt. Call	BBB	50,525
1,205	Total New Hampshire			864,032

	New Jersey – 6.9%

2,755	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	2,771,172

234	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$4,405	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/21 – NPFG Insured	6/15 at 100.00	A	$4,537,458

200	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A	206,858

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	1,212,882

1,315	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 4.000%, 7/01/22	No Opt. Call	BBB–	1,328,111

500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	542,475

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 1151:
250	2.644%, 9/01/25 (IF) (4)	3/25 at 100.00	A+	232,760
1,000	3.851%, 9/01/27 (IF) (4)	3/23 at 100.00	A+	939,680

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
2,085	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	B	2,058,792
2,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/14 at 100.00	B	1,951,700

2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	5/14 at 100.00	B	2,000,080

150	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail Transit System, Refunding Series 2008A, 5.000%, 5/01/19	No Opt. Call	A+	175,571

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
3,335	5.000%, 7/01/20	No Opt. Call	BB+	3,511,388
500	5.000%, 7/01/21	No Opt. Call	BB+	518,150
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,163,708

2,055	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	2,265,329

10,050	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series 2007A, 5.250%, 7/01/23	7/17 at 100.00	BBB–	10,479,738

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
7,026	4.500%, 6/01/23	6/17 at 100.00	B1	6,615,892
10,055	4.625%, 6/01/26	6/17 at 100.00	B1	8,726,332
57,551	Total New Jersey			57,238,076

	New Mexico – 0.8%

1,465	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	4/14 at 100.00	N/R	1,393,713

2,150	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico San Juan Project, Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	BBB	2,361,668

605	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	616,670

Nuveen Investments	235

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	No Opt. Call	AA–	$2,430,665
6,555	Total New Mexico			6,802,716

	New York – 3.6%

100	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B	103,073

	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
485	4.000%, 4/01/19	No Opt. Call	BBB–	498,769
525	4.000%, 4/01/21	No Opt. Call	BBB–	524,606
545	4.000%, 4/01/22	No Opt. Call	BBB–	535,119

4,250	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21	12/18 at 100.00	Ba1	4,382,430

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
1,705	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,813,114
8,930	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	9,808,087

115	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A, 5.000%, 12/01/16	No Opt. Call	BB	118,892

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
145	5.000%, 1/01/19 – AMBAC Insured	1/17 at 100.00	Ba1	151,202
75	5.000%, 1/01/20 – AMBAC Insured	1/17 at 100.00	Ba1	77,408
175	5.000%, 1/01/21 – AMBAC Insured	1/17 at 100.00	Ba1	178,197
635	5.000%, 1/01/22 – AMBAC Insured	1/17 at 100.00	Ba1	640,886
175	5.000%, 1/01/23 – AMBAC Insured	1/17 at 100.00	Ba1	175,581
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	Ba1	993,310

2,500	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006, 5.000%, 5/15/20 (Alternative Minimum Tax)	4/14 at 100.00	B	2,453,600

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
730	5.000%, 12/01/20	No Opt. Call	BBB	800,657
1,000	6.500%, 12/01/28	12/15 at 100.00	BBB	1,045,850

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/14 at 100.00	A	75,464

185	Rockland County, New York, General Obligation Bonds, Various Purpose Series 2010B, 2.000%, 9/01/15	No Opt. Call	BBB–	187,211

3,270	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.250%, 12/01/16	No Opt. Call	BB	3,339,586

100	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 5.000%, 6/01/18	No Opt. Call	BBB+	101,353

2,500	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/26	6/16 at 100.00	BB–	2,222,000
29,220	Total New York			30,226,395

236	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina – 0.5%

$2,725	Charlotte, North Carolina, Special Facility Refunding Revenue Bonds, Charlotte/Douglas International Airport, US Airways, Inc. Project, Series 1998, 5.600%, 7/01/27 (Alternative Minimum Tax)	4/14 at 100.00	N/R	$2,699,549

1,110	North Carolina, Certificates of Participation, Winston Salem State University Housing Project, Series 2004, 4.500%, 6/01/21 – AMBAC Insured	6/14 at 100.00	N/R	1,112,775
3,835	Total North Carolina			3,812,324

	North Dakota – 0.1%

490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22	No Opt. Call	BBB+	541,671

	Ohio – 6.2%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,820	5.375%, 6/01/24	6/17 at 100.00	B–	1,579,396
17,000	5.125%, 6/01/24 (WI/DD, Settling 2/03/14)	6/17 at 100.00	B–	14,334,570

2,550	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/22	11/20 at 100.00	BBB+	2,869,311

1,650	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/21	No Opt. Call	BBB+	1,832,936

655	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A, 5.000%, 12/01/22	12/16 at 100.00	N/R	664,884

2,425	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23 (WI/DD, Settling 2/13/14)	No Opt. Call	N/R	2,402,035

195	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	214,771

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
2,445	5.000%, 2/15/20	No Opt. Call	BB+	2,493,264
1,000	5.000%, 2/15/21	No Opt. Call	BB+	994,710

2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38 (Mandatory put 12/01/19)	12/19 at 100.00	Baa1	2,124,260

8,725	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	9,700,717

1,550	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	1,277,433

215	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	4/14 at 100.00	CCC+	215,000

9,325	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003, 5.250%, 12/01/23	4/14 at 100.00	BB	9,466,647

1,000	Youngstown, Ohio, General Obligation Bonds, Series 2005, 4.125%, 12/01/20 – NPFG Insured	12/15 at 100.00	A	1,025,540
52,555	Total Ohio			51,195,474

Nuveen Investments	237

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma – 1.6%

$140	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 4.500%, 12/01/14	No Opt. Call	BB+	$141,410

1,300	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A, 6.875%, 11/01/23	5/15 at 100.00	N/R	1,326,793

10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	6/14 at 100.00	N/R	10,003,700

2,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	N/R	2,084,400
13,440	Total Oklahoma			13,556,303

	Oregon – 0.3%

1,205	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/21 at 100.00	N/R	1,208,591

840	Oregon State Facilities Authority, Revenue Refunding Bonds, College Housing Northwest Projects, Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	832,684

305	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	305,790
2,350	Total Oregon			2,347,065

	Pennsylvania – 8.4%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
390	6.500%, 5/01/17	No Opt. Call	BB–	407,133
1,200	6.750%, 11/01/24	11/19 at 100.00	BB–	1,252,848

2,200	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	2,170,212

355	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2007A, 5.000%, 11/15/17	No Opt. Call	Caa2	343,736

1,000	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	944,370

790	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB–	801,179

7,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	7/15 at 101.00	N/R	7,158,900

250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999B, 4.750%, 8/01/20 (Mandatory put 5/01/18)	No Opt. Call	A1	276,783

1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	1,000,950

190	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 4.875%, 3/15/27	3/17 at 100.00	BBB	182,943

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	2,518,462

238	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$150	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AA–	$160,941

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB	555,690

270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	279,485

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,068,260
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,043,430

410	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 6.000%, 11/15/35	4/14 at 100.00	B+	372,518

1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/15 – FGIC Insured	No Opt. Call	Baa1	1,060,060

5,700	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/14 at 100.00	CCC+	5,699,772

8,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	4/14 at 100.00	N/R	7,998,960

10,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/14 at 100.00	N/R	10,615,303

4,100	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	4,480,562

200	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/28	6/14 at 100.00	N/R	198,594

1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20	No Opt. Call	B–	1,102,010

175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Baa3	190,962

3,320	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	3,376,905

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Russell Byers Charter School, Series 2007A, 5.150%, 5/01/27	5/17 at 100.00	BBB–	940,380

55	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/17 – AGM Insured	No Opt. Call	AA–	61,983

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	AA–	79,626

10,690	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23	No Opt. Call	BB+	10,749,543

100	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008F, 5.000%, 9/01/17 – BHAC Insured	No Opt. Call	AA+	112,841

180	Reading, Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2011A, 5.250%, 11/15/19 – AGM Insured	No Opt. Call	A2	205,321

Nuveen Investments	239

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$150	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 4.250%, 9/15/18 – FGIC Insured	4/14 at 100.00	A	$144,621

1,000	Scranton, Pennsylvania, General Obligation Bonds, Series 2003B, 4.350%, 9/01/20 – AMBAC Insured	4/14 at 100.00	N/R	847,800

390	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20	No Opt. Call	BBB+	432,042

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	BBB–	404,118
68,860	Total Pennsylvania			69,239,243

	Puerto Rico – 1.8%

1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.000%, 7/01/19	No Opt. Call	BBB–	755,730

60	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002KK, 5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A	59,015

570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002LL, 5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A	554,781

500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 4.750%, 12/01/15 – NPFG Insured	6/14 at 100.00	A	497,345

	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B:
2,185	5.000%, 12/01/15	No Opt. Call	BBB–	1,998,008
235	5.000%, 12/01/16	No Opt. Call	BBB–	208,805

500	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/17	12/16 at 100.00	BBB–	406,070

1,020	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.500%, 12/01/18	No Opt. Call	A+	1,092,134

300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Series 2004, 4.000%, 10/01/20 – NPFG Insured	10/14 at 100.00	A	264,684

775	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 2011A, 5.000%, 7/01/21	No Opt. Call	A–	767,653

315	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 4.000%, 7/01/16 – FGIC Insured	No Opt. Call	BBB+	287,894

270	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/19 – FGIC Insured	No Opt. Call	BBB+	212,236

480	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.750%, 7/01/17	No Opt. Call	BBB–	407,467

2,330	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 5.000%, 8/01/18	No Opt. Call	A+	2,239,736

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A:
300	5.500%, 7/01/15 – NPFG Insured	No Opt. Call	A	300,441
980	5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A	978,197
175	5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A	174,678
1,850	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A	1,829,965
160	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	157,824

240	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Puerto Rico (continued)

	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A:
$575	5.250%, 7/01/15	No Opt. Call	BBB–	$542,053
635	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	626,364

140	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/16	No Opt. Call	BBB–	123,539

	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
215	5.000%, 6/01/15	No Opt. Call	BBB–	202,915
270	5.000%, 6/01/21	6/16 at 100.00	BBB–	185,188
15,840	Total Puerto Rico			14,872,722

	Rhode Island – 0.2%

100	East Providence, Rhode Island, General Obligation Bonds, Series 2003, 4.000%, 5/15/21 – NPFG Insured	4/14 at 100.00	A	100,001

75	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 5.000%, 5/15/17 – AGC Insured	No Opt. Call	A3	81,697

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23	No Opt. Call	BBB	1,143,120

90	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2007-55B, 4.550%, 10/01/22 (Alternative Minimum Tax)	10/16 at 100.00	AA+	92,140

560	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	4/14 at 100.00	BBB–	551,029
1,940	Total Rhode Island			1,967,987

	South Carolina – 0.5%

1,000	South Carolina Jobs and Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013, 5.000%, 5/01/23	No Opt. Call	N/R	995,530

175	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20	No Opt. Call	A	187,973

3,130	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	4/14 at 100.00	BB–	3,130,344
4,305	Total South Carolina			4,313,847

	South Dakota – 0.0%

115	Heartland Consumers Power District, South Dakota, Electric System Revenue Refunding Bonds, Series 1992, 6.000%, 1/01/17 – AGM Insured	No Opt. Call	AA–	125,218

160	Rapid City, South Dakota, Airport Revenue Refunding Bonds, Passenger Facility Charge Supported, Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	175,637
275	Total South Dakota			300,855

	Tennessee – 1.0%

2,500	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	BBB	2,514,925

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
225	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	255,024
540	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	597,958

1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding Series 2013, 4.000%, 2/15/23	No Opt. Call	BBB–	923,160

Nuveen Investments	241

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
$770	5.250%, 9/01/21	No Opt. Call	A	$869,985
255	5.250%, 9/01/24	No Opt. Call	A	278,590

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
190	5.000%, 2/01/17	No Opt. Call	A	208,918
700	5.000%, 2/01/18	No Opt. Call	A	782,460
825	5.000%, 2/01/20	No Opt. Call	A	920,263
745	5.000%, 2/01/21	No Opt. Call	A	822,115
7,750	Total Tennessee			8,173,398

	Texas – 5.1%

2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BB+	2,017,920

1,000	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	N/R	1,006,080

460	Bexar County Health Facilities Development Corporation, Texas, Revenue Bonds, Army Retirement Residence Foundation Project, Series 2010, 4.250%, 7/01/15	No Opt. Call	BBB	475,861

505	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007, 5.000%, 7/01/27	7/17 at 100.00	BBB	510,186

100	Brazos River Authority, Texas, Collateralized Revenue Bonds, CenterPoint Energy Inc., Refunding Series 2004B, 4.250%, 12/01/17 – FGIC Insured	6/14 at 100.00	A1	101,166

95	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998D, 4.900%, 10/01/15 – NPFG Insured	No Opt. Call	A	100,618

65	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/18	No Opt. Call	Baa2	71,912

1,395	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	1,425,425

1,580	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB+	1,540,753

105	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/18	No Opt. Call	Baa3	117,193

3,900	Harris County Industrial Development Corporation, Texas, Airport Facilities Revenue Bonds, Continental Airlines Inc. Project, Refunding Series 1998, 5.375%, 7/01/19 (Alternative Minimum Tax)	4/14 at 100.00	B	3,805,503

1,625	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/14 at 100.00	A	1,624,984

40	Harris County-Houston Sports Authority, Texas, Junior Lien Special Revenue Bonds, Series 1998B, 0.000%, 11/15/17 – NPFG Insured	No Opt. Call	A	32,635

1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 5.250%, 11/15/21 – NPFG Insured	4/14 at 100.00	A	1,002,390

170	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 5.250%, 11/15/30 – NPFG Insured	4/14 at 100.00	A	170,000

	Harris County-Houston Sports Authority, Texas, Senior Lien Special Revenue Bonds, Series 1998A:
135	5.000%, 11/15/25 – NPFG Insured	4/14 at 100.00	A	135,003
120	5.000%, 11/15/28 – NPFG Insured	4/14 at 100.00	A	120,001

242	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$5,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend Project, Series 2006A, 5.625%, 11/01/26	11/16 at 100.00	N/R	$5,553,405

5,400	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E, 6.750%, 7/01/29 (Alternative Minimum Tax)	4/14 at 100.00	B	5,400,324

3,870	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	4/14 at 100.00	B	3,870,232

	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009:
1,000	5.500%, 2/15/18	No Opt. Call	BBB–	1,099,220
340	5.750%, 2/15/19	No Opt. Call	BBB–	380,888

25	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Series 2007, 4.750%, 2/15/17	No Opt. Call	BBB–	26,807

1,900	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002A., 6.450%, 11/01/30	4/14 at 100.00	BB–	1,906,213

3,750	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/14 at 100.00	BB–	3,762,225

1,880	Port of Bay City Authority, Matagorda County, Texas, Revenue Bonds, Hoechst Celanese Corporation Project, Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)	5/14 at 100.00	BB–	1,887,952

1,350	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	A	1,456,313

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
10	5.250%, 8/01/17	No Opt. Call	A	11,185
245	5.500%, 8/01/20	No Opt. Call	A	281,865
580	5.500%, 8/01/22	No Opt. Call	A	665,109

355	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	A–	398,172

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A:
665	5.250%, 12/15/18	No Opt. Call	A–	757,382
40	5.250%, 12/15/20	No Opt. Call	A–	45,428

200	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/19	No Opt. Call	A3	222,692
41,405	Total Texas			41,983,042

	Utah – 2.1%

14,500	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	15,084,060

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,505	5.550%, 11/15/21	11/16 at 100.00	N/R	1,511,216
500	5.550%, 11/15/26	11/16 at 100.00	N/R	473,225

400	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 3.625%, 10/15/18	No Opt. Call	BB+	405,252

310	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2008A, 6.375%, 7/15/18	7/16 at 102.00	BB+	322,936
17,215	Total Utah			17,796,689

Nuveen Investments	243

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont – 0.1%

$500	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative Minimum Tax)	No Opt. Call	B+	$485,075

	Virgin Islands – 0.6%

1,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/26 – RAAI Insured	10/14 at 100.00	BBB+	1,259,763

50	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 5.125%, 10/01/19	No Opt. Call	Baa3	55,661

30	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	30,735

	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2010A:
1,000	4.750%, 7/01/15	No Opt. Call	BBB–	998,740
1,225	4.750%, 7/01/16	No Opt. Call	BBB–	1,208,757
1,300	4.750%, 7/01/17	No Opt. Call	BBB–	1,258,764
4,855	Total Virgin Islands			4,812,420

	Virginia – 0.5%

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,055,434

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
355	5.800%, 9/01/17	No Opt. Call	N/R	374,213
2,717	6.250%, 9/01/24	9/17 at 100.00	N/R	2,853,584
4,032	Total Virginia			4,283,231

	Washington – 0.9%

275	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/14 at 100.00	N/R	261,600

800	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/15 at 100.00	BBB	800,955

80	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa3	86,775

910	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23	No Opt. Call	N/R	912,550

85	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 4.000%, 7/01/18	No Opt. Call	A–	90,732

2,285	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 6.000%, 1/01/24 (WI/DD, Settling 2/13/14)	No Opt. Call	B–	2,268,020

2,925	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014B-3, 5.125%, 1/01/20 (WI/DD, Settling 2/13/14)	No Opt. Call	N/R	2,925,000
7,360	Total Washington			7,345,632

	West Virginia – 0.3%

2,220	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba1	2,289,886

244	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin – 1.8%

$1,815	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)		No Opt. Call	N/R	$1,965,460

870	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23		No Opt. Call	N/R	833,660

6,510	Kaukauna, Wisconsin, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2005A, 5.250%, 6/01/29 (Alternative Minimum Tax)		6/15 at 100.00	BBB	6,576,272

465	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23		No Opt. Call	BB+	474,100

580	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22		No Opt. Call	BB+	580,731

3,500	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)		No Opt. Call	BBB–	3,533,390

465	Wisconsin Center District, Junior Dedicated Tax Revenue Bonds, Refunding Series 2013A, 3.000%, 12/15/20		No Opt. Call	Baa1	466,939

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21		No Opt. Call	A–	221,284
200	5.000%, 8/15/22		No Opt. Call	A–	219,966

25	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/21		8/16 at 100.00	A–	26,674
14,630	Total Wisconsin				14,898,476

	Wyoming – 0.2%

1,230	Sweetwater County, Wyoming, Hospital Revenue Refunding Bonds, Memorial Hospital Project, Series 2013A, 5.000%, 9/01/23		No Opt. Call	BBB	1,340,712
$829,461	Total Municipal Bonds (cost $831,146,808)				831,983,812

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Airlines – 0.0%

3,760	American Airlines Group Inc. (5), (11)				$126,148
	Total Common Stocks (cost $96,927)				126,148

Shares	Description (1)	Coupon		Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.0%

	Airlines – 0.0%

10,469	American Airlines Group Inc. (5), (11)	6.250%		N/R	$279,208
	Total Convertible Preferred Securities (cost $267,142)				279,208
	Total Long-Term Investments (cost $831,510,877)				832,389,168

Nuveen Investments	245

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.2%

	MUNICIPAL BONDS – 0.2%

	California – 0.2%

$2,000	California Municipal Finance Authority, Revenue Bonds, Northbay Healthcare Group, Variable Rate Demand Obligation Series 2013A, 2.140%, 11/01/27 (8)	11/15 at 100.00	N/R	$2,006,920
	Total Short-Term Investments (cost $2,000,000)			2,006,920
	Total Investments (cost $833,510,877) – 100.6%			834,396,088
	Other Assets Less Liabilities – (0.6)% (9)			(4,974,614)
	Net Assets – 100%			$829,421,474

Investments in Derivatives as of January 31, 2014

Forward Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Termination Date	Unrealized Appreciation (Depreciation) (9)
JPMorgan	$57,200,000	Receive	USD-BMA Index	1.565%	Quarterly	2/20/15	2/20/19	$(199,472)
Morgan Stanley	9,000,000	Receive	USD-BMA Index	2.135	Quarterly	8/05/14	8/05/21	(99,593)
Morgan Stanley	14,250,000	Receive	USD-BMA Index	2.615	Quarterly	8/05/14	8/05/24	(162,934)
	$80,450,000							$(461,999)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$831,983,812	$—	$831,983,812
Common Stock	126,148	—	—	126,148
Convertible Preferred Securities	279,208	—	—	279,208
Short-Term Investments:
Municipal Bonds	—	2,006,920	—	2,006,920
Derivatives:
Forward Swaps*	—	(461,999)	—	(461,999)
Total	$405,356	$833,528,733	$—	$833,934,089
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

246	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $833,252,093.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$7,565,506
Depreciation	(6,421,511)
Net unrealized appreciation (depreciation) of investments	$1,143,995

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

(11)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which is to be converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock will be converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-BMA	United States Dollar-Bond Market Association.

Nuveen Investments	247

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2014